THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 53.0%

	Face Amount	Value
COMMUNICATION SERVICES — 1.0%
NTT Finance
4.620%, 07/16/28(A)	$1,315,000	$1,309,421
Paramount Global
3.700%, 06/01/28	1,330,000	1,293,385
		2,602,806
CONSUMER DISCRETIONARY — 1.5%
General Motors Financial
4.200%, 10/27/28	1,265,000	1,249,560
Lowe's
4.000%, 10/15/28	1,265,000	1,247,056
Toll Brothers Finance
4.350%, 02/15/28	1,320,000	1,312,272
		3,808,888
CONSUMER STAPLES — 3.0%
7-Eleven
1.300%, 02/10/28(A)	1,320,000	1,253,538
Conagra Brands
4.850%, 11/01/28	1,260,000	1,256,726
JBS
3.000%, 02/02/29	1,310,000	1,252,081
Kellanova
4.300%, 05/15/28	1,255,000	1,250,493
McCormick
4.150%, 02/15/29	1,325,000	1,304,425
The Campbell's
4.150%, 03/15/28	1,265,000	1,252,047
		7,569,310
ENERGY — 3.6%
BP Capital Markets America
4.868%, 11/25/29	1,280,000	1,284,577
Enbridge
4.600%, 06/20/28	1,260,000	1,257,649
Energy Transfer
6.625%, TSFR3M + 4.417%(B)(C)	1,230,000	1,234,131
Helmerich & Payne
4.850%, 12/01/29	1,300,000	1,294,598
Hess Midstream Operations
5.500%, 10/15/30(A)	190,000	189,325
5.125%, 06/15/28(A)	1,270,000	1,264,822
MPLX
4.800%, 02/15/29	1,275,000	1,274,437
Schlumberger Holdings
5.000%, 11/15/29(A)	1,275,000	1,283,909
		9,083,448
FINANCIALS — 16.1%
Ally Financial
2.200%, 11/02/28	1,335,000	1,260,170
American Express
4.351%, SOFR + 0.810%, 07/20/29(B)	1,270,000	1,262,633

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Antares Holdings
7.950%, 08/11/28(A)	$1,170,000	$1,209,852
Ares Capital
2.875%, 06/15/28	1,335,000	1,280,730
Arthur J Gallagher
4.850%, 12/15/29	1,290,000	1,289,973
Aviation Capital Group
4.250%, 04/30/29(A)	1,245,000	1,220,375
Bank of America
5.819%, SOFR + 1.570%, 09/15/29(B)	1,245,000	1,270,099
Bank of Nova Scotia
4.247%, SOFR + 0.730%, 02/02/30(B)	1,255,000	1,235,632
Blackstone Private Credit Fund
5.950%, 07/16/29	1,300,000	1,298,808
Blue Owl Capital
2.875%, 06/11/28	1,330,000	1,262,045
Blue Owl Technology Finance
6.500%, 10/15/29	1,245,000	1,229,568
Brown & Brown
4.700%, 06/23/28	1,261,000	1,258,578
Canadian Imperial Bank of Commerce
4.857%, SOFR + 1.030%, 03/30/29(B)	945,000	946,312
4.283%, SOFRINDX + 0.790%, 01/29/30(B)	250,000	246,373
Capital One Financial
4.927%, SOFR + 2.057%, 05/10/28(B)	1,255,000	1,257,334
Citigroup
4.125%, 07/25/28	1,280,000	1,264,317
FS KKR Capital
3.125%, 10/12/28	1,375,000	1,292,500
Goldman Sachs Private Credit
5.375%, 01/31/29	1,260,000	1,247,617
Golub Capital BDC
7.050%, 12/05/28	1,205,000	1,235,746
HPS Corporate Lending Fund
5.450%, 01/14/28	1,265,000	1,260,746
HSBC USA
4.650%, 06/03/28	1,255,000	1,256,205
JPMorgan Chase
4.505%, SOFR + 0.860%, 10/22/28(B)	940,000	937,939
Main Street Capital
6.950%, 03/01/29	1,235,000	1,269,519
Morgan Stanley
5.123%, SOFR + 1.730%, 02/01/29(B)	1,300,000	1,305,684
New Mountain Finance
6.200%, 10/15/27	1,305,000	1,308,212
Oaktree Specialty Lending
2.700%, 01/15/27	1,010,000	999,569

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
PNC Bank
4.429%, SOFR + 0.727%, 07/21/28(B)	$1,065,000	$1,063,066
Royal Bank of Canada MTN
4.498%, SOFR + 0.890%, 08/06/29(B)	1,305,000	1,298,700
Santander Holdings USA
5.473%, SOFR + 1.610%, 03/20/29(B)	1,300,000	1,310,296
Sixth Street Specialty Lending
6.950%, 08/14/28	1,300,000	1,332,308
SMBC Aviation Capital Finance DAC
4.950%, 07/23/29(A)	1,265,000	1,262,250
Synchrony Financial
5.150%, 03/19/29	1,245,000	1,241,731
Truist Bank
4.136%, SOFR + 0.911%, 10/23/29(B)	1,320,000	1,300,450
Wells Fargo MTN
4.900%, SOFR + 0.780%, 01/24/28(B)	1,325,000	1,327,376
		41,042,713
HEALTH CARE — 0.8%
Icon Investments Six DAC
5.849%, 05/08/29	1,930,000	1,969,133

INDUSTRIALS — 7.6%
Booz Allen Hamilton
5.375%, 01/30/30	1,280,000	1,279,926
Daimler Truck Finance North America
4.150%, 01/12/29(A)	1,279,000	1,259,520
Delta Air Lines
4.950%, 07/10/28	1,255,000	1,256,519
Georgia-Pacific
4.400%, 05/15/29(A)	1,260,000	1,248,085
Howmet Aerospace
6.750%, 01/15/28	1,215,000	1,251,414
Ingersoll Rand
5.176%, 06/15/29	1,275,000	1,292,001
nVent Finance Sarl
4.550%, 04/15/28	1,315,000	1,307,548
Otis Worldwide
4.488%, 05/07/29	1,260,000	1,252,215
Owens Corning
3.950%, 08/15/29	1,310,000	1,277,366
Regal Rexnord
6.050%, 04/15/28	1,255,000	1,278,480
Siemens Funding BV
4.350%, 05/26/28(A)	1,510,000	1,507,602
Southwest Airlines
4.375%, 11/15/28	1,320,000	1,304,668
United Airlines
4.625%, 04/15/29(A)	1,255,000	1,233,271

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Vertiv Group
4.125%, 11/15/28(A)	$1,285,000	$1,269,995
Westinghouse Air Brake Technologies
4.700%, 09/15/28	1,315,000	1,313,159
		19,331,769
INFORMATION TECHNOLOGY — 5.9%
Dell International
5.300%, 10/01/29	1,255,000	1,269,008
4.750%, 04/01/28	1,250,000	1,251,264
Hewlett Packard Enterprise
4.550%, 10/15/29	1,300,000	1,285,923
Jabil
4.200%, 02/01/29	1,280,000	1,256,701
Kyndryl Holdings
2.700%, 10/15/28	2,240,000	2,114,902
Microchip Technology
4.900%, 03/15/28	1,300,000	1,303,281
NXP BV
4.300%, 08/19/28	1,320,000	1,307,273
Oracle
2.300%, 03/25/28	1,325,000	1,262,384
Roper Technologies
4.250%, 09/15/28	1,320,000	1,307,249
Salesforce
4.650%, 03/15/29	1,255,000	1,249,434
Vontier
2.400%, 04/01/28	1,340,000	1,286,271
		14,893,690
MATERIALS — 4.0%
Amrize Finance US
4.700%, 04/07/28	1,230,000	1,229,804
Berry Global
5.500%, 04/15/28	1,240,000	1,256,199
Glencore Funding
5.371%, 04/04/29(A)	1,260,000	1,275,604
Mosaic
4.350%, 01/15/29	1,320,000	1,304,095
Nutrien
4.200%, 04/01/29	1,305,000	1,285,754
RPM International
4.550%, 03/01/29	1,285,000	1,275,303
Sonoco Products
4.600%, 09/01/29	1,290,000	1,275,400
WRKCo
3.900%, 06/01/28	1,320,000	1,300,843
		10,203,002
OTHER ABS — 0.3%
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	846,992	821,521

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 4.2%
Agree
2.000%, 06/15/28	$1,330,000	$1,265,844
American Tower
5.250%, 07/15/28	1,240,000	1,250,930
Crown Castle
4.800%, 09/01/28	1,240,000	1,240,154
Extra Space Storage
5.700%, 04/01/28	1,225,000	1,242,493
Highwoods Realty
4.125%, 03/15/28	1,275,000	1,256,756
Invitation Homes Operating Partnership
2.300%, 11/15/28	1,340,000	1,266,861
SBA Communications
4.875%, 01/15/30	1,265,000	1,259,646
Store Capital
4.500%, 03/15/28	1,900,000	1,886,415
		10,669,099
UTILITIES — 5.0%
Alliant Energy Finance
5.950%, 03/30/29(A)	1,240,000	1,269,647
Dominion Energy
4.600%, 05/15/28	980,000	978,271
Emera US Finance
4.500%, 04/01/29	1,255,000	1,241,125
Evergy Kansas Central
4.700%, 03/13/28	1,245,000	1,244,561
Eversource Energy
5.450%, 03/01/28	1,225,000	1,237,792
Georgia Power
2.650%, 09/15/29	1,375,000	1,292,664
National Fuel Gas
4.750%, 09/01/28	1,330,000	1,324,922
NextEra Energy Capital Holdings
2.750%, 11/01/29	1,395,000	1,310,594
Toledo Edison
2.650%, 05/01/28(A)	386,000	369,355
Vistra Operations
4.300%, 10/15/28(A)	1,320,000	1,300,530
Wisconsin Electric Power
3.950%, 03/01/29	1,190,000	1,171,167
		12,740,628
Total Corporate Obligations
(Cost $135,781,336)		134,736,007
ASSET-BACKED SECURITIES — 22.2%

Automotive — 5.7%
Ally Auto Receivables Trust, Ser 2026-1, Cl A4
4.020%, 06/15/31	625,000	613,416
American Heritage Auto Receivables Issuer Trust, Ser 2025-1A, Cl A3
4.400%, 11/15/30 (A)	560,000	558,113

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/28 (A)	$350,000	$352,464
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	227,533	230,045
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	490,000	492,294
Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.790%, 09/15/32	1,030,000	1,032,340
Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.140%, 09/15/32	570,000	567,614
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (A)	1,050,000	1,047,024
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	440,000	440,788
Ford Credit Auto Owner Trust, Ser 2023-B, Cl B
5.560%, 03/15/29	1,050,000	1,058,303
Ford Credit Auto Owner Trust, Ser 2025-A, Cl B
4.890%, 02/15/31	750,000	752,180
Ford Credit Auto Owner Trust, Ser 2025-B, Cl B
4.240%, 07/15/31	1,140,000	1,123,248
Ford Credit Auto Owner Trust, Ser 2026-A, Cl B
4.340%, 04/15/32	635,000	625,759
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	490,000	492,557
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl B
4.140%, 06/16/32	625,000	612,247
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	375,000	371,764
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	550,000	549,925
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	917,546
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	490,000	491,196

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	$535,000	$537,222
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl B
4.490%, 09/15/31	1,050,000	1,048,996
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl B
4.270%, 01/15/32	600,000	597,088
		14,512,129
Other ABS — 16.5%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.510%, TSFR3M + 1.700%, 01/27/37 (A)(B)	550,000	544,113
Affirm Asset Securitization Trust, Ser 2024-B, Cl A
4.620%, 09/15/29 (A)	1,050,000	1,050,668
Affirm Asset Securitization Trust, Ser 2026-X1, Cl B
4.590%, 04/15/31 (A)	625,000	623,563
Affirm Master Trust, Ser 2025-1A, Cl B
5.130%, 02/15/33 (A)	940,000	941,233
Antares CLO, Ser 2024-3A, Cl A1R
5.319%, TSFR3M + 1.590%, 07/20/36 (A)(B)	950,000	949,769
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.483%, TSFR3M + 1.750%, 04/22/37 (A)(B)	750,000	738,499
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	550,000	550,692
Barings Equipment Finance, Ser 2025-B, Cl A2
4.020%, 02/13/29 (A)	536,512	535,155
Barings Private Credit CLO, Ser 2024-1A, Cl A1BR
5.653%, TSFR3M + 1.900%, 10/15/36 (A)(B)	995,000	994,468
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	540,000	542,539
California Street CLO IX, Ser 2021-9A, Cl AR3
5.155%, TSFR3M + 1.362%, 07/16/32 (A)(B)	97,525	97,525
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
5.503%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	784,985
Crossroads Asset Trust, Ser 2025-A, Cl A2
4.910%, 02/20/32 (A)	360,188	361,438

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Dell Equipment Finance Trust, Ser 2025-2, Cl A3
4.120%, 03/24/31 (A)	$570,000	$567,088
Dell Equipment Finance Trust, Ser 2026-1A, Cl B
4.650%, 12/22/31 (A)	625,000	622,176
DLLMT, Ser 2023-1A, Cl A4
5.350%, 03/20/31 (A)	680,000	682,258
DLLMT, Ser 2026-1A, Cl A3
4.200%, 12/20/29 (A)	630,000	625,187
GBX Leasing, Ser 2022-1, Cl A
2.870%, 02/20/52 (A)	830,141	785,409
Goldentree Loan Management US CLO XII, Ser 2026-12A, Cl AJR2
5.129%, TSFR3M + 1.400%, 07/20/37 (A)(B)	1,275,000	1,275,000
Gracie Point International Funding, Ser 2025-1A, Cl A
5.132%, SOFR30A + 1.500%, 08/15/28 (A)(B)	1,000,000	1,001,074
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	791,357	719,554
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.323%, TSFR3M + 1.480%, 07/30/37 (A)(B)	950,000	950,328
Hlend CLO, Ser 2025-3A, Cl B
5.429%, TSFR3M + 1.700%, 01/20/37 (A)(B)	750,000	743,137
HPEFS Equipment Trust, Ser 2025-1A, Cl B
4.510%, 09/20/32 (A)	1,055,000	1,050,812
InStar Leasing III, Ser 2021-1A, Cl A
2.300%, 02/15/54 (A)	609,199	582,367
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	530,000	528,566
Mission Lane Credit Card Master Trust, Ser 2026-A, Cl A
4.950%, 07/15/32 (A)	230,000	228,012
MVW, Ser 2026-1A, Cl B
4.970%, 03/20/43 (A)	377,733	372,951
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
4.581%, SOFR30A + 0.964%, 07/27/37 (A)(B)	563,829	564,081
NMEF Funding, Ser 2025-B, Cl A2
4.640%, 01/18/33 (A)	382,585	382,802
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,602,621	945,544

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Oaktree ABF Equipment ST, Ser 2026-1A, Cl B
4.910%, 10/17/33 (A)	$730,000	$724,172
OCP CLO, Ser 2024-24A, Cl A2R
5.279%, TSFR3M + 1.550%, 10/20/37 (A)(B)	950,000	950,711
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	324,799	323,183
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	876,710	872,029
OWN Equipment Fund III, Ser 2025-2M, Cl A
5.420%, 03/27/34 (A)	665,784	655,750
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	228,554	229,243
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	102,621	102,677
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	215,914	215,831
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	780,465	779,224
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	399,919	401,072
PEAC Solutions Receivables, Ser 2026-1A, Cl A2
4.270%, 10/20/28 (A)	630,000	628,232
PennantPark CLO XII, Ser 2025-12A, Cl B
5.579%, TSFR3M + 1.850%, 04/20/37 (A)(B)	625,000	620,859
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	452,367	446,776
Rocket Trust, Ser 2025-1A, Cl B
4.990%, 07/25/34 (A)	1,050,000	1,050,135
Rocket Trust, Ser 2026-1A, Cl B
4.330%, 02/26/35 (A)	650,000	643,824
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	600,000	592,244
Signal Rail I, Ser 2021-1, Cl A
2.230%, 08/17/51 (A)	866,365	815,173
Silver Point SCF CLO IV, Ser 2024-1A, Cl A1AR
5.473%, TSFR3M + 1.720%, 10/15/36 (A)(B)	950,000	950,647

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.038%, SOFR90A + 0.412%, 03/25/44 (B)	$764,166	$747,611
SoFi Consumer Loan Program Trust, Ser 2025-3, Cl B
4.670%, 08/15/34 (A)	550,000	547,943
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl B
4.440%, 12/26/35 (A)	625,000	617,619
SoFi Consumer Loan Program Trust, Ser 2026-2, Cl B
4.800%, 03/25/36 (A)	630,000	625,025
TCW CLO, Ser 2025-2A, Cl A1R2
4.999%, TSFR3M + 1.270%, 01/20/38 (A)(B)	1,270,000	1,271,299
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	3,209	3,212
Trinity Rail Leasing, Ser 2020-2A, Cl A2
2.560%, 11/19/50 (A)	500,000	483,802
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	575,000	547,608
Twin Brook CLO, Ser 2024-1A, Cl A
5.629%, TSFR3M + 1.900%, 07/20/36 (A)(B)	750,000	750,638
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/51 (A)	257,047	245,429
Venture CLO XXXVIII, Ser 2025-38A, Cl ARR
4.843%, TSFR3M + 1.000%, 07/30/32 (A)(B)	343,979	343,918
Verizon Master Trust, Ser 2025-5, Cl B
4.420%, 06/20/31	150,000	148,891
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	163,809	164,414
Voya CLO, Ser 2024-4A, Cl A2RR
5.353%, TSFR3M + 1.600%, 10/15/37 (A)(B)	950,000	952,235
Whitehorse Principal Lending CLO, Ser 2024-1A, Cl A1R
5.533%, TSFR3M + 1.780%, 10/15/36 (A)(B)	1,000,000	999,632
Wingspire Equipment Finance, Ser 2025-1A, Cl A2
4.330%, 09/20/33 (A)	1,103,649	1,101,689
		41,893,740
Total Asset-Backed Securities
(Cost $56,897,377)		56,405,869

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS — 17.6%

	Face Amount	Value
U.S. Treasury Notes
4.375%, 11/30/28	$12,833,800	$12,851,346
4.125%, 11/30/29	9,361,000	9,293,352
3.875%, 03/31/27	1,410,000	1,408,568
3.875%, 12/31/27	11,045,000	10,989,775
3.875%, 06/15/28	7,223,000	7,171,367
3.375%, 02/29/28	3,000,000	2,960,625

Total U.S. Treasury Obligations
(Cost $44,938,811)		44,675,033
MORTGAGE-BACKED SECURITIES — 4.2%

Non-Agency Mortgage-Backed Obligations — 4.2%
A&D Mortgage Trust, Ser 2026-NQM2, Cl A1
4.811%, 03/25/71 (A)(B)	625,659	616,553
Angel Oak Mortgage Trust, Ser 2026-2, Cl A1
4.694%, 02/25/71 (A)(B)	576,558	566,242
BINOM Mortgage Loan Trust, Ser 2026-NQM1, Cl A1
5.060%, 02/25/66 (A)(B)	614,990	607,717
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.056%, TSFR1M + 1.380%, 08/15/42 (A)(B)	360,481	361,156
BX Trust, Ser 2025-LUNR, Cl B
5.526%, TSFR1M + 1.850%, 06/15/40 (A)(B)	404,695	406,087
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A4A
6.000%, 02/25/55 (A)(B)	353,973	353,314
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	364,925	364,528
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	74,607	66,799
EFMT, Ser 2026-NQM1, Cl A1
4.771%, 02/25/71 (A)(B)	474,706	468,412
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	950,000	950,711
Fidelis Mortgage Trust, Ser 2025-RTL2, Cl A2
6.060%, 07/25/40 (A)(D)	850,000	847,914
JP Morgan Mortgage Trust, Ser 2023-2, Cl A4A
5.000%, 07/25/53 (A)(B)	330,697	327,318
OBX Trust, Ser 2026-NQM4, Cl A1
5.173%, 02/25/66 (A)(B)	619,048	615,004
OBX Trust, Ser 2026-NQM5, Cl A1
5.321%, 01/25/66 (A)(B)	590,529	587,257

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Rate Mortgage Trust, Ser 2024-J4, Cl A7
6.000%, 12/25/54 (A)(B)	$403,882	$403,397
Santander Mortgage Asset Receivable Trust, Ser 2026-NQM3, Cl A1
5.176%, 03/25/66 (A)(B)	633,317	627,221
SCMS Mortgage Trust, Ser 2025-BNC1, Cl AS
5.308%, 12/15/57 (A)(B)	1,185,000	1,182,076
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.434%, 04/25/43 (B)	41,256	39,703
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
5.768%, TSFR1M + 2.092%, 02/15/42 (A)(B)	625,000	618,770
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	103,370	94,053
Verus Securitization Trust, Ser 2026-2, Cl A1
4.590%, 02/25/71 (A)(B)	571,315	560,766
		10,664,998
Total Mortgage-Backed Securities
(Cost $10,754,968)		10,664,998
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.6%

FHLMC
6.000%, 01/01/37	674	686
6.000%, 11/01/37	876	903
5.500%, 07/01/34	496	493
4.000%, 03/01/39	2,000	1,899
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	1,614,114	1,557,453
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	1,830,073	1,756,783
FNMA
6.000%, 05/01/36	142	148
6.000%, 08/01/36	216	227
5.500%, 07/01/38	1,158	1,169
GNMA
6.000%, 03/15/32	290	300
6.000%, 09/15/33	2,290	2,313
6.000%, 09/15/37	1,119	1,175
5.500%, 06/15/38	609	617
5.000%, 06/15/33	527	520

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2026 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	$681,998	$680,460
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $3,900,923)		4,005,146
Total Investments in Securities— 98.6%
(Cost $252,273,415)		$250,487,053

Percentages are based on Net Assets of $254,086,402.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2026 was $73,739,415 and represented 29.0% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-002-2300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 28.2%

	Face Amount	Value
COMMUNICATION SERVICES — 0.8%
Alphabet
5.450%, 11/15/55	$1,665,000	$1,479,786
NBN MTN
2.625%, 05/05/31(A)	600,000	541,239
NTT Finance
5.502%, 07/16/35(A)	1,175,000	1,164,010
		3,185,035
CONSUMER DISCRETIONARY — 0.3%
Mars
2.375%, 07/16/40(A)	540,000	370,087
Paramount Global
6.875%, 04/30/36	1,145,000	1,046,571
		1,416,658
CONSUMER STAPLES — 0.6%
Bunge Finance
2.750%, 05/14/31	1,150,000	1,040,972
JBS USA Holding Lux Sarl
7.250%, 11/15/53	1,000,000	1,051,292
Mondelez International
1.500%, 02/04/31	535,000	462,031
		2,554,295
ENERGY — 2.9%
APA
6.750%, 02/15/55	1,700,000	1,699,570
Diamondback Energy
5.550%, 04/01/35	1,820,000	1,828,741
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	527,320
Energy Transfer
6.625%, TSFR3M + 4.417%(B) (C)	1,675,000	1,680,625
Expand Energy
4.750%, 02/01/32	1,130,000	1,095,146
Helmerich & Payne
5.500%, 12/01/34	1,200,000	1,162,060
Occidental Petroleum
6.050%, 10/01/54	1,985,000	1,914,949
ONEOK
5.650%, 09/01/34	1,280,000	1,282,521
Patterson-UTI Energy
6.050%, 05/15/36	820,000	806,142
		11,997,074
FINANCIALS — 9.9%
Ally Financial
6.184%, SOFR + 2.290%, 07/26/35(B)	1,440,000	1,445,090
American Express
5.442%, SOFRINDX + 1.320%, 01/30/36(B)	1,293,000	1,291,566

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Ares Capital
5.250%, 04/12/31	$1,855,000	$1,792,729
Ares Finance II
3.250%, 06/15/30(A)	2,045,000	1,901,772
Arthur J Gallagher
5.150%, 02/15/35	1,090,000	1,060,605
Bain Capital Specialty Finance
5.950%, 03/15/30	1,160,000	1,123,773
Bank of America
5.511%, SOFR + 1.310%, 01/24/36(B)	1,150,000	1,150,510
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(B)	825,000	810,895
Bank of Nova Scotia
7.350%, H15T5Y + 2.903%, 04/27/85(B)	930,000	959,147
Brown & Brown
6.250%, 06/23/55	1,910,000	1,847,017
Capital One Financial
6.183%, SOFR + 2.036%, 01/30/36(B)	1,940,000	1,945,614
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	650,000	621,421
CI Financial
3.200%, 12/17/30	910,000	823,097
Citigroup
6.020%, SOFR + 1.830%, 01/24/36(B)	1,870,000	1,892,931
Franklin BSP Capital
7.200%, 06/15/29	1,795,000	1,831,402
Goldman Sachs Group
5.387%, H15T5Y + 1.180%, 02/02/41(B)	1,875,000	1,776,093
Golub Capital BDC
6.000%, 07/15/29	1,280,000	1,281,319
Hercules Capital
6.000%, 06/16/30	1,850,000	1,831,322
HPS Corporate Lending Fund
5.950%, 04/14/32	1,905,000	1,841,112
JPMorgan Chase
4.946%, SOFR + 1.340%, 10/22/35(B)	1,082,000	1,047,800
M&T Bank MTN
5.400%, H15T5Y + 1.430%, 07/30/35(B)	778,000	771,341
Morgan Stanley
5.587%, SOFR + 1.418%, 01/18/36(B)	1,150,000	1,152,903
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A)(B)	750,000	672,359
Neuberger Berman Group
4.500%, 03/15/27(A)	970,000	967,495
Oaktree Specialty Lending
6.340%, 02/27/30	1,315,000	1,302,726

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
PNC Financial Services Group
5.463%, SOFR + 1.267%, 07/21/37(B)	$400,000	$395,888
5.373%, SOFR + 1.417%, 07/21/36(B)	1,450,000	1,433,105
Raymond James Financial
3.750%, 04/01/51	610,000	421,512
Santander Holdings USA
6.342%, SOFR + 2.138%, 05/31/35(B)	1,365,000	1,414,793
Sixth Street Specialty Lending
5.625%, 08/15/30	2,030,000	2,000,647
Synchrony Financial
6.000%, SOFR + 2.070%, 07/29/36(B)	845,000	833,106
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A)(B)	555,000	400,563
Wells Fargo
5.244%, SOFR + 1.110%, 01/24/31(B)	1,150,000	1,157,617
		41,199,270
INDUSTRIALS — 4.2%
Ashtead Capital
1.500%, 08/12/26(A)	650,000	649,502
Booz Allen Hamilton
5.900%, 01/30/34	2,050,000	2,027,394
Burlington Northern Santa Fe
5.550%, 03/15/56	1,700,000	1,585,194
4.150%, 04/01/45	2,260,000	1,802,430
Daimler Truck Finance North America
4.500%, 04/12/31(A)	875,000	851,643
2.500%, 12/14/31(A)	940,000	821,829
Flowserve
2.800%, 01/15/32	1,407,000	1,232,271
Fortive
4.750%, 05/15/31	1,912,000	1,878,589
Howmet Aerospace
5.950%, 02/01/37	1,685,000	1,748,168
Masco
6.500%, 08/15/32	317,000	333,713
Oshkosh
3.100%, 03/01/30	1,550,000	1,457,881
Regal Rexnord
6.400%, 04/15/33	1,770,000	1,845,699
United Airlines
4.625%, 04/15/29(A)	1,640,000	1,611,605
		17,845,918
INFORMATION TECHNOLOGY — 1.1%
Constellation Software
5.461%, 02/16/34(A)	1,040,000	1,001,360
Microsoft
2.921%, 03/17/52	270,000	161,447

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
NXP BV
5.550%, 12/01/28	$245,000	$248,508
Oracle
2.875%, 03/25/31	600,000	523,008
Roper Technologies
2.950%, 09/15/29	420,000	397,376
Salesforce
6.550%, 03/15/56	1,880,000	1,796,045
		4,127,744
MATERIALS — 1.9%
Amrize Finance US
5.400%, 04/07/35	1,765,000	1,756,051
Anglo American Capital
4.500%, 03/15/28(A)	525,000	522,161
Berry Global
1.650%, 01/15/27	625,000	617,202
Martin Marietta Materials
2.400%, 07/15/31	865,000	761,138
NewMarket
2.700%, 03/18/31	1,592,000	1,430,404
Rio Tinto Finance USA
5.750%, 03/14/55	1,340,000	1,289,735
SNF Group
5.626%, 03/31/31(A)	1,860,000	1,866,454
		8,243,145
OTHER ABS — 0.2%
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	917,458	889,868

REAL ESTATE — 2.1%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(A)	400,000	370,813
Extra Space Storage
2.350%, 03/15/32	2,150,000	1,849,772
Highwoods Realty
2.600%, 02/01/31	1,390,000	1,234,937
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,081,276
NNN REIT
2.500%, 04/15/30	700,000	641,808
Phillips Edison Grocery Center Operating Partnership I
4.750%, 03/15/33	1,840,000	1,771,057
Store Capital
2.700%, 12/01/31	2,000,000	1,743,557
		8,693,220
UTILITIES — 4.2%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/56(B)	1,495,000	1,466,078

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/56(B)	$1,606,000	$1,578,266
Appalachian Power Recovery Funding
5.371%, 04/01/40	1,000,000	986,898
Centerpoint Energy Restoration Bond III
4.864%, 12/15/39	902,000	862,722
Duke Energy Carolinas NC Storm Funding II
5.070%, 01/01/46	840,000	781,223
Duquesne Light Holdings
2.532%, 10/01/30(A)	540,000	482,534
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,020,164
Eversource Energy
6.350%, H15T5Y + 2.325%, 08/15/56(B)	1,720,000	1,711,716
Jersey Central Power & Light
2.750%, 03/01/32(A)	670,000	590,041
Monongahela Power
3.550%, 05/15/27(A)	550,000	545,738
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,169,379
NiSource
5.750%, H15T5Y + 2.035%, 07/15/56(B)	1,690,000	1,664,533
SCE Recovery Funding
6.093%, 06/15/59	240,000	243,121
5.541%, 09/15/50	1,700,000	1,611,049
Southern
6.375%, H15T5Y + 2.069%, 03/15/55(B)	1,190,000	1,204,836
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/56(B)	1,690,000	1,664,748
		17,583,046
Total Corporate Obligations
(Cost $121,387,493)		117,735,273
U.S. TREASURY OBLIGATIONS — 27.8%

U.S. Treasury Bonds
5.000%, 05/15/56	1,400,000	1,346,625
4.000%, 11/15/52	2,530,000	2,060,764
3.750%, 08/15/41	5,510,000	4,727,838
3.000%, 05/15/45	9,000,000	6,549,609
3.000%, 08/15/52	2,950,000	1,986,180
2.875%, 05/15/52	5,467,000	3,591,563
2.250%, 08/15/46	3,729,000	2,320,428
1.875%, 11/15/51	8,364,000	4,348,300
1.250%, 05/15/50	15,970,000	7,180,262
1.125%, 08/15/40	1,070,000	645,804
U.S. Treasury Notes
4.250%, 08/15/35	3,180,000	3,079,010

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
4.125%, 06/30/28	$2,000,000	$1,994,766
4.125%, 03/31/32	3,100,000	3,045,144
4.125%, 11/15/32	4,550,000	4,451,891
4.000%, 07/31/32	1,120,000	1,090,600
3.875%, 12/31/27	19,745,000	19,646,275
3.875%, 09/30/29	5,069,900	4,999,793
3.750%, 10/31/32	1,170,000	1,121,235
3.750%, 02/28/33	5,715,000	5,461,397
2.750%, 05/31/29	10,850,000	10,398,623
2.625%, 07/31/29	8,190,000	7,800,335
1.375%, 12/31/28	840,000	784,087
1.375%, 11/15/31	6,796,000	5,815,624
1.000%, 07/31/28	12,380,000	11,611,086

Total U.S. Treasury Obligations
(Cost $122,363,468)		116,057,239
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.6%

FHLMC
6.000%, 01/01/53	949,582	967,119
6.000%, 05/01/53	527,618	538,945
6.000%, 09/01/53	925,979	939,177
5.500%, 11/01/52	654,067	653,507
5.500%, 01/01/53	1,219,604	1,216,357
5.500%, 04/01/53	1,873,846	1,863,173
5.500%, 12/01/54	1,475,233	1,462,584
5.000%, 12/01/52	634,672	618,160
5.000%, 04/01/53	710,864	691,817
5.000%, 06/01/53	2,208,872	2,144,857
5.000%, 01/01/55	2,210,396	2,144,891
4.500%, 12/01/48	103,008	98,209
4.500%, 09/01/52	610,081	576,869
4.000%, 02/01/47	179,929	167,773
4.000%, 11/01/47	170,611	159,186
4.000%, 11/01/48	62,052	57,722
4.000%, 04/01/52	990,098	909,331
4.000%, 11/01/54	947,580	865,594
3.500%, 11/01/44	162,765	149,058
3.500%, 04/01/46	104,035	94,456
3.500%, 07/01/47	220,161	199,473
3.500%, 12/01/48	141,702	127,869
3.500%, 04/01/52	795,478	710,612
3.500%, 11/01/54	797,152	707,676
3.000%, 02/01/45	179,392	159,353
3.000%, 08/01/45	89,820	79,207
3.000%, 02/01/48	107,940	94,056
3.000%, 04/01/50	387,255	334,313
2.500%, 02/01/30	51,705	50,140
2.500%, 01/01/52	1,535,690	1,260,716
2.500%, 04/01/52	1,504,009	1,235,439
2.000%, 08/01/50	853,987	673,124
2.000%, 10/01/50	252,892	199,593
2.000%, 05/01/51	2,146,468	1,673,678
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	3,500,000	2,139,250

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2026 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33(B)	$1,000,000	$1,015,283
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.318%, 02/25/43(B)	38,576	37,257
FNMA
6.500%, 06/01/53	418,160	431,945
6.000%, 04/01/53	522,417	533,115
6.000%, 05/01/53	503,279	514,251
6.000%, 06/01/53	594,247	605,895
5.500%, 03/01/53	1,229,134	1,225,209
5.500%, 04/01/53	556,645	555,984
5.500%, 05/01/53	607,750	606,076
5.000%, 12/01/37	362,144	361,215
5.000%, 09/01/52	568,372	553,205
5.000%, 11/01/52	652,880	634,999
5.000%, 01/01/53	591,941	576,909
5.000%, 04/01/53	1,091,702	1,062,240
4.500%, 12/01/37	446,222	437,371
4.500%, 02/01/41	233,935	227,279
4.500%, 03/01/48	144,569	138,410
4.500%, 10/01/52	659,686	623,606
4.500%, 01/01/53	1,037,155	984,052
4.500%, 03/01/53	1,707,329	1,614,816
4.500%, 07/01/53	1,689,862	1,592,249
4.000%, 03/01/35	54,580	53,229
4.000%, 01/01/42	190,620	181,155
4.000%, 05/01/49	139,145	129,523
4.000%, 10/01/52	791,189	725,569
3.500%, 02/01/47	186,705	170,501
3.500%, 12/01/47	96,975	87,126
3.500%, 08/01/48	98,257	88,339
3.500%, 03/01/49	196,779	179,381
3.500%, 06/01/49	381,781	343,106
3.500%, 07/01/50	589,055	528,412
3.500%, 06/01/52	967,943	860,818
3.000%, 10/01/48	154,740	136,132
3.000%, 02/01/50	1,422,557	1,218,840
3.000%, 05/01/51	1,066,627	927,734
3.000%, 01/01/52	526,129	450,310
3.000%, 03/01/52	2,113,147	1,815,693
2.500%, 12/01/49	269,544	222,807
2.500%, 09/01/50	557,868	460,592
2.500%, 10/01/50	2,042,747	1,676,231
2.500%, 01/01/51	2,170,679	1,774,179
2.500%, 06/01/51	857,652	717,685
2.500%, 09/01/52	1,819,276	1,490,385
2.000%, 02/01/51	518,680	408,160
2.000%, 04/01/51	1,404,124	1,105,784
2.000%, 09/01/51	3,345,664	2,625,472
2.000%, 01/01/52	1,779,550	1,402,686
2.000%, 02/01/52	1,534,169	1,202,148
2.000%, 03/01/52	2,876,579	2,255,696
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,905,428

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
GNMA
6.000%, 08/20/52	$456,252	$467,787
5.500%, 12/20/52	671,821	673,245
4.000%, 07/20/48	68,713	63,454
4.000%, 05/20/52	578,827	530,960
4.000%, 01/20/55	953,149	862,810
3.500%, 06/20/48	404,437	362,910
3.500%, 10/20/54	1,715,271	1,503,384
3.000%, 06/20/51	774,541	672,217
3.000%, 05/20/52	1,760,571	1,529,452
2.500%, 06/20/51	1,643,351	1,372,981
2.500%, 09/20/51	1,789,582	1,495,134
2.000%, 01/20/51	1,483,212	1,190,143
2.000%, 11/20/51	1,901,652	1,525,837

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $81,247,612)		77,688,085
ASSET-BACKED SECURITIES — 11.6%

Automotive — 2.0%
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	665,000	668,113
Carvana Auto Receivables Trust, Ser 2025-P3, Cl B
4.480%, 10/10/31	1,250,000	1,229,323
Carvana Auto Receivables Trust, Ser 2026-P2, Cl B
5.190%, 08/10/32	955,000	958,982
Ford Credit Auto Owner Trust, Ser 2026-A, Cl B
4.340%, 04/15/32	945,000	931,248
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	650,000	644,392
M&T Bank RV Trust, Ser 2026-1A, Cl A
4.350%, 01/15/46 (A)	788,857	771,686
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	755,000	754,898
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl B
5.110%, 02/20/31 (A)	665,000	669,854
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl B
4.850%, 07/21/31 (A)	710,000	710,176
World Omni Auto Receivables Trust, Ser 2026-A, Cl B
4.160%, 03/15/32	900,000	882,405
		8,221,077

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — 9.6%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.510%, TSFR3M + 1.700%, 01/27/37 (A)(B)	$770,000	$761,758
Adams Outdoor Advertising, Ser 2026-1, Cl A2
5.953%, 07/20/56 (A)	2,000,000	2,001,822
Antares CLO, Ser 2024-3A, Cl A1R
5.319%, TSFR3M + 1.590%, 07/20/36 (A)(B)	1,170,000	1,169,716
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.483%, TSFR3M + 1.750%, 04/22/37 (A)(B)	1,000,000	984,665
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	775,000	775,975
Barings Private Credit CLO, Ser 2024-1A, Cl A1BR
5.653%, TSFR3M + 1.900%, 10/15/36 (A)(B)	1,170,000	1,169,374
Business Jet Securities, Ser 2024-1A, Cl A
6.197%, 05/15/39 (A)	677,743	683,889
Business Jet Securities, Ser 2026-1A, Cl B
6.099%, 06/15/41 (A)	980,000	976,557
Centersquare Issuer, Ser 2025-3A, Cl A2
5.000%, 08/25/55 (A)	755,000	718,703
FIP Master Funding, Ser 2026-2A, Cl A2
5.540%, 07/15/56 (A)	2,000,000	1,990,100
GBX Leasing, Ser 2022-1, Cl A
2.870%, 02/20/52 (A)	979,566	926,783
GBX Leasing, Ser 2026-1A, Cl A
5.130%, 02/20/56 (A)	825,865	799,014
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	989,196	899,443
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.323%, TSFR3M + 1.480%, 07/30/37 (A)(B)	1,170,000	1,170,403
InStar Leasing III, Ser 2021-1A, Cl A
2.300%, 02/15/54 (A)	913,798	873,551
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	725,000	723,039
Mission Lane Credit Card Master Trust, Ser 2026-A, Cl A
4.950%, 07/15/32 (A)	230,000	228,012
MVW, Ser 2026-1A, Cl B
4.970%, 03/20/43 (A)	566,599	559,426
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
NMABS Issuer I, Ser 2026-1A, Cl A
5.510%, 07/20/56 (A)	$1,250,000	$1,247,168
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,741,979	1,027,766
OCP CLO, Ser 2024-24A, Cl A2R
5.279%, TSFR3M + 1.550%, 10/20/37 (A)(B)	1,170,000	1,170,876
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	433,065	430,911
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	1,270,595	1,263,810
OWN Equipment Fund III, Ser 2025-2M, Cl A
5.420%, 03/27/34 (A)	964,239	949,707
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	280,794	281,641
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	290,034	289,922
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	987,931	986,360
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	599,878	601,608
PennantPark CLO XII, Ser 2025-12A, Cl B
5.579%, TSFR3M + 1.850%, 04/20/37 (A)(B)	875,000	869,202
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
5.231%, SOFR30A + 1.614%, 11/25/65 (A)(B)	1,050,000	1,047,187
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	678,551	670,164
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	1,000,000	987,073
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.038%, SOFR90A + 0.412%, 03/25/44 (B)	918,984	899,075
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl B
4.440%, 12/26/35 (A)	900,000	889,371
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (A)	988,750	997,247

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	$4,300	$4,304
Trinity Rail Leasing, Ser 2018-1A, Cl A2
4.620%, 06/17/48 (A)	600,000	591,326
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	825,000	785,698
Trinity Rail Leasing, Ser 2025-1A, Cl B
5.300%, 10/19/55 (A)	825,000	809,230
Twin Brook CLO, Ser 2024-1A, Cl A
5.629%, TSFR3M + 1.900%, 07/20/36 (A)(B)	800,000	800,681
Vantage Data Centers, Ser 2025-1A, Cl A2
5.132%, 08/15/55 (A)	750,000	731,120
Verizon Master Trust, Ser 2025-8, Cl B
4.410%, 08/22/33 (A)	800,000	780,262
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	200,211	200,951
Voya CLO, Ser 2024-4A, Cl A2RR
5.353%, TSFR3M + 1.600%, 10/15/37 (A)(B)	1,170,000	1,172,753
Willis Engine Structured Trust IX, Ser 2025-B, Cl A
5.159%, 12/15/50 (A)	1,700,729	1,675,805
Willis Engine Structured Trust VIII, Ser 2025-A, Cl A
5.582%, 06/15/50 (A)	577,319	574,123
		40,147,571
Total Asset-Backed Securities
(Cost $48,989,343)		48,368,648
MORTGAGE-BACKED SECURITIES — 7.4%

Non-Agency Mortgage-Backed Obligations — 7.4%
A&D Mortgage Trust, Ser 2026-NQM2, Cl A1
4.811%, 03/25/71 (A)(B)	866,297	853,689
Angel Oak Mortgage Trust, Ser 2026-2, Cl A1
4.694%, 02/25/71 (A)(B)	830,244	815,388
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68 (B)	700,000	715,473
BFLD Trust, Ser 2025-FPM, Cl A
5.011%, 10/10/40 (A)(B)	750,000	742,642
BINOM Mortgage Loan Trust, Ser 2026-NQM1, Cl A1
5.060%, 02/25/66 (A)(B)	946,890	935,691
BSTN Commercial Mortgage Trust, Ser 2025-HUB, Cl A
4.899%, 04/13/41 (A)(B)	750,000	736,740
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
BWAY Trust, Ser 2025-1535, Cl A
6.309%, 05/05/42 (A)(B)	$600,000	$601,184
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.056%, TSFR1M + 1.380%, 08/15/42 (A)(B)	494,841	495,769
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	112,110	100,901
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	97,300	88,189
EFMT, Ser 2026-NQM1, Cl A1
4.771%, 02/25/71 (A)(B)	712,059	702,618
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	1,300,000	1,300,972
Fidelis Mortgage Trust, Ser 2025-RTL2, Cl A2
6.060%, 07/25/40 (A)(D)	1,200,000	1,197,055
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.881%, 04/25/50 (A)(B)	331,531	339,352
FREMF Mortgage Trust, Ser 2019-K101, Cl B
3.530%, 10/25/52 (A)(B)	700,000	662,161
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)	215,990	212,118
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A3
1.560%, 12/12/53	341,918	323,067
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.198%, 08/10/41 (A)(B)	1,150,000	1,143,700
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	1,240,166	1,090,722
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A)(B)	1,092,241	880,065
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	1,345,511	1,203,614
LBTY Commercial Mortgage Trust, Ser 2026-225L, Cl A
4.593%, 02/10/43 (A)(B)	885,000	862,109
MF1, Ser 2026-FL21, Cl ASFX
5.123%, 02/18/41 (A)	900,000	883,901
NYC Trust, Ser 2025-77C, Cl A
4.790%, 01/10/36 (A)(B)	875,000	859,656
OBX Trust, Ser 2025-J3, Cl A3
4.500%, 10/25/55 (A)(B)	1,155,309	1,083,012
OBX Trust, Ser 2026-NQM4, Cl A1
5.173%, 02/25/66 (A)(B)	904,762	898,852

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
OBX Trust, Ser 2026-NQM5, Cl A1
5.321%, 01/25/66 (A)(B)	$885,794	$880,886
PCY Trust, Ser 2026-FCMT, Cl A
5.153%, 04/05/41 (A)(B)	960,000	952,477
Rocket Mortgage Trust, Ser 2021-5, Cl A1
2.500%, 11/25/51 (A)(B)	1,029,961	830,501
Rocket Mortgage Trust, Ser 2022-1, Cl A1
2.500%, 01/25/52 (A)(B)	1,121,185	903,386
Rocket Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A)(B)	1,347,736	1,199,998
Santander Mortgage Asset Receivable Trust, Ser 2026-NQM3, Cl A1
5.176%, 03/25/66 (A)(B)	925,617	916,708
SCMS Mortgage Trust, Ser 2025-BNC1, Cl AS
5.308%, 12/15/57 (A)(B)	850,000	847,902
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	551,132	512,841
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	18,017	16,605
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	36,503	33,099
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	13,959	13,730
SG Residential Mortgage Trust, Ser 2026-4, Cl A1
5.507%, 07/01/66 (A)(B)	968,706	965,868
SG Residential Mortgage Trust, Ser 2026-5, Cl A1
5.505%, 08/25/66 (A)(B)	1,275,000	1,271,462
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
5.768%, TSFR1M + 2.092%, 02/15/42 (A)(B)	875,000	866,278
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C5, Cl A3
5.590%, 07/15/58	735,000	746,310
		30,686,691
Total Mortgage-Backed Securities
(Cost $31,442,328)		30,686,691
MUNICIPAL BONDS — 3.8%

Colorado Housing and Finance Authority, Ser B-1, RB
5.787%, 11/01/47	688,000	678,332
MUNICIPAL BONDS — continued
	Face Amount	Value
Colorado Housing and Finance Authority, Ser 2023-M1, RB
5.619%, 11/01/38	$745,000	$744,821
Colorado Housing and Finance Authority, Ser L1, RB
4.926%, 11/01/32	500,000	496,595
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	235,993
District of Columbia, University Refunding, Ser 2025-B, RB
5.751%, 04/01/35	1,375,000	1,416,665
Grand Parkway Transportation, Ser 2020-B, RB
3.216%, 10/01/49	640,000	437,629
Hawaii State, Department of Business Economic Development & Tourism, Ser 2014-A-2, RB
3.242%, 01/01/31	51,936	50,928
Idaho Housing & Finance Association, Ser 2023-D-1, RB
5.713%, 07/01/38	695,000	697,528
Indiana Housing & Community Development Authority, Ser 2024-B-3, RB
5.932%, 07/01/44	1,000,000	995,157
Iowa Student Loan Liquidity, Ser A, RB
5.426%, 12/01/35	1,710,000	1,684,506
Maryland Department of Housing & Community Development, Ser 2024-B, RB
5.991%, 09/01/44	750,000	750,071
Massachusetts State, Housing Finance Agency, Ser 2020-B, RB
3.350%, 12/01/40	145,000	116,931
Michigan State Housing Development Authority, Ser 2023-C, RB
5.816%, 12/01/38	895,000	896,699
Minnesota Housing Finance Agency, RB
6.139%, 07/01/41	185,000	185,921
Minnesota Housing Finance Agency, Ser 2024-V, RB
5.925%, 07/01/49	735,000	728,753
Minnesota Housing Finance Agency, Ser 2023-P, RB
5.726%, 07/01/33	350,000	359,911
New York City, Housing Development, Ser 2021-D, RB
3.083%, 11/01/46	900,000	630,183
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	464,370

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2026
(Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
North Dakota Housing Finance Agency, Ser D, RB
5.052%, 07/01/42	$980,000	$934,970
Oregon State Housing & Community Services Department, RB
5.535%, 07/01/41	580,000	568,614
Rhode Island State, Housing and Mortgage Finance, Ser 2020-1-T, RB
2.993%, 10/01/38	540,000	425,295
Utah Housing, Ser D, RB
5.699%, 01/01/44	1,241,000	1,222,287
Virginia State, Housing Development Authority, Ser 2020-C, RB
2.829%, 04/01/41	500,000	381,619
Washington State Housing Finance Commission, Ser 2023-2T, RB
5.738%, 12/01/38	550,000	551,685

Total Municipal Bonds
(Cost $16,763,910)		15,655,463
Total Investments in Securities— 97.4%
(Cost $422,194,154)		$406,191,399

Percentages are based on Net Assets of $417,184,362.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2026 was $86,241,685 and represented 20.7% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JULY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 69.8%
	Shares	Value
COMMUNICATION SERVICES — 2.2%
Fox (A)	60,105	$3,499,914
Live Nation Entertainment *	13,554	2,360,158
Warner Music Group, Cl A	29,192	757,824
		6,617,896
CONSUMER DISCRETIONARY — 8.8%
Airbnb, Cl A *(A)	40,951	6,204,895
Best Buy (A)	61,278	5,285,840
BorgWarner	46,021	2,933,379
Deckers Outdoor *	28,711	2,781,522
eBay	7,414	845,270
Expedia Group (A)	15,897	4,685,482
Tapestry	26,654	4,061,270
		26,797,658
CONSUMER STAPLES — 7.6%
Coca-Cola Consolidated	8,847	1,662,351
Dollar Tree *	47,290	6,015,761
Kraft Heinz	175,163	4,527,964
Kroger	74,250	4,287,195
PepsiCo	30,573	4,266,768
Target	15,882	2,294,790
		23,054,829
ENERGY — 4.7%
APA	25,530	952,779
Cheniere Energy	3,023	796,772
Devon Energy	115,353	5,205,881
EOG Resources (A)	12,259	1,822,791
Halliburton	169,072	5,452,572
		14,230,795
FINANCIALS — 8.8%
Ameriprise Financial (A)	11,948	6,521,696
Berkshire Hathaway, Cl B *(A)	11,717	5,993,714
Charles Schwab	12,750	1,341,810
Corpay *	4,270	1,631,610
Evercore, Cl A	3,974	1,273,906
KeyCorp	32,896	743,121
Regions Financial	19,292	597,087
Robinhood Markets, Cl A *	19,474	1,685,669
Synchrony Financial (A)	81,460	6,173,853
US Bancorp	9,553	601,935
		26,564,401
HEALTH CARE — 15.4%
Amgen	15,918	6,130,977
Cardinal Health (A)	24,564	5,650,457
Exelixis *	79,010	4,189,900
Gilead Sciences	32,159	4,187,423
Incyte *	50,169	5,996,199
IQVIA Holdings *	5,971	1,403,305
Jazz Pharmaceuticals PLC *	23,933	6,051,698
Royalty Pharma PLC, Cl A (A)	100,338	5,862,749
United Therapeutics *(A)	8,012	4,147,893
Zoetis, Cl A	38,827	3,000,939
		46,621,540
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 2.1%
Carlisle	9,620	$3,462,431
QXO *	103,559	1,377,329
United Parcel Service, Cl B	15,290	1,593,524
		6,433,284
INFORMATION TECHNOLOGY — 16.6%
Adobe *	3,846	963,077
Akamai Technologies *(A)	5,230	602,391
Check Point Software Technologies *(A)	20,350	2,587,096
Cisco Systems (A)	28,683	3,326,941
Dell Technologies, Cl C	13,541	5,489,115
Flex *	22,430	2,551,413
Gartner *	6,543	988,124
GoDaddy, Cl A *	13,829	1,144,212
International Business Machines	8,842	1,977,513
Intuit	5,083	1,606,584
Jabil	9,269	2,920,199
Lam Research	16,719	4,899,001
Logitech International (A)	60,494	6,199,425
NetApp (A)	35,802	6,390,657
QUALCOMM	31,561	4,658,719
Zoom Communications, Cl A *(A)	39,977	3,840,590
		50,145,057
MATERIALS — 3.6%
Anglogold Ashanti	10,546	836,508
CF Industries Holdings	50,273	6,293,677
Newmont	25,704	2,408,722
PPG Industries	13,767	1,521,529
		11,060,436
Total Common Stock
(Cost $176,219,465)		211,525,896
EXCHANGE-TRADED FUNDS — 8.2%

FIXED INCOME — 8.2%
Janus Henderson AAA CLO ETF	246,723	12,459,511
PGIM AAA CLO ETF	242,878	12,457,213
		24,916,724
Total Exchange-Traded Funds
(Cost $24,948,726)		24,916,724
RIGHTS — 0.0%
	Number Of Rights
TPG*‡‡	54,724	1
Total Rights
(Cost $–)		1
Total Investments in Securities— 78.0%
(Cost $201,168,191)		$236,442,621

SECURITIES SOLD SHORT
COMMON STOCK — (24.3)%

	Shares	Value
COMMUNICATION SERVICES — (0.3)%
AppLovin, Cl A *	(2,265)	(896,713)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JULY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — (3.6)%
Amer Sports *	(137,174)	$(4,871,049)
Carvana, Cl A *	(18,333)	(1,143,246)
Coupang, Cl A *	(56,062)	(916,614)
DoorDash, Cl A *	(6,809)	(1,335,653)
Tesla *	(8,621)	(2,682,941)
		(10,949,503)
FINANCIALS — (2.2)%
Rocket, Cl A *	(236,948)	(3,056,629)
SoFi Technologies *	(215,331)	(3,512,049)
		(6,568,678)
HEALTH CARE — (1.8)%
Mettler-Toledo International *	(1,563)	(2,213,677)
Waters *	(8,951)	(3,377,302)
		(5,590,979)
INDUSTRIALS — (3.2)%
Bloom Energy, Cl A *	(3,339)	(687,200)
GFL Environmental	(64,929)	(2,682,866)
Johnson Controls International PLC	(8,840)	(1,296,474)
Kratos Defense & Security Solutions *	(16,122)	(751,285)
RBC Bearings *	(3,299)	(1,818,772)
Rocket Lab *	(37,687)	(2,447,771)
		(9,684,368)
INFORMATION TECHNOLOGY — (9.9)%
Applied Optoelectronics *	(10,256)	(967,346)
Circle Internet Group, Cl A *	(26,253)	(1,643,700)
Cloudflare, Cl A *	(10,391)	(2,898,881)
Coherent *	(11,939)	(3,138,644)
Fabrinet *	(4,948)	(2,154,409)
Figma, Cl A *	(33,981)	(826,418)
Hut 8 *	(33,120)	(3,564,706)
IonQ *	(57,377)	(2,090,818)
IREN *	(24,593)	(905,022)
Palantir Technologies, Cl A *	(23,036)	(2,834,810)
Palo Alto Networks *	(6,109)	(2,027,150)
Samsara, Cl A *	(38,097)	(1,419,875)
Snowflake, Cl A *	(7,448)	(2,184,349)
Strategy, Cl A *	(24,512)	(2,286,479)
Synopsys *	(2,992)	(1,163,170)
		(30,105,777)
MATERIALS — (0.6)%
Martin Marietta Materials	(3,413)	(1,792,303)

REAL ESTATE — (0.3)%
CoStar Group *	(26,327)	(757,164)

UTILITIES — (2.4)%
Atmos Energy	(10,969)	(1,895,224)
Constellation Energy	(13,077)	(3,435,982)
NRG Energy	(14,346)	(1,926,524)
		(7,257,730)
Total Common Stock
(Proceeds $80,862,084)		(73,603,215)
EXCHANGE-TRADED FUNDS — (14.8)%
	Shares	Value
EQUITY FUND — (14.8)%
ARK Blockchain & Fintech Innovation ETF	(62,869)	$(2,492,756)
ARK Innovation ETF*	(39,458)	(2,810,988)
ARK Next Generation Internet ETF	(10,337)	(1,414,515)
iShares Semiconductor ETF	(15,683)	(7,918,190)
Schwab U.S. Large-Capital ETF	(613,975)	(18,075,424)
Vanguard Small-Cap Value ETF	(50,095)	(12,254,740)
		(44,966,613)
Total Exchange-Traded Funds
(Proceeds $46,814,285)		(44,966,613)
Total Securities Sold Short— (39.1)%
(Proceeds $127,676,369)		$(118,569,828)

Percentages are based on Net Assets of $302,954,189.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.
‡‡	Expiration Date or Rate unavailable.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-007-1400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%#
	Shares	Value
COMMUNICATION SERVICES — 4.4%
Alphabet, Cl A	4,715	$1,679,153
AT&T	257,456	5,985,852
Comcast, Cl A	141,223	3,383,703
Verizon Communications	108,768	5,091,430
		16,140,138
CONSUMER DISCRETIONARY — 5.6%
DR Horton	17,123	2,449,616
General Motors	74,816	6,648,150
Lennar, Cl A	23,858	1,964,706
Lowe's	13,972	2,903,521
TJX	26,020	4,093,987
Viking Holdings *	23,822	2,485,826
		20,545,806
CONSUMER STAPLES — 7.7%
Casey's General Stores	4,222	3,677,362
Coca-Cola	17,260	1,511,803
Dollar General	41,138	5,226,583
Monster Beverage *	25,852	2,491,616
PepsiCo	19,473	2,717,652
Primo Brands, Cl A	194,795	4,421,846
Procter & Gamble	37,114	5,362,602
Walmart	24,563	2,731,406
		28,140,870
ENERGY — 13.2%
Baker Hughes, Cl A	59,281	3,585,908
Chevron	54,795	10,785,300
ConocoPhillips	39,098	4,710,527
ExxonMobil Holdings	103,921	16,153,480
Kinder Morgan	156,052	5,021,753
Valero Energy	22,975	7,188,878
Weatherford International PLC	13,966	1,226,075
		48,671,921
FINANCIALS — 29.4%
Allstate	21,041	5,556,507
American International Group	56,597	4,447,392
Axis Capital Holdings	36,489	3,843,022
Bank of America	240,247	14,883,302
Bank of New York Mellon	43,254	6,761,898
Berkshire Hathaway, Cl B *	8,633	4,416,125
Capital One Financial	36,743	7,679,654
Citigroup	70,690	9,362,890
CME Group, Cl A	14,287	3,825,916
First Horizon	211,756	5,429,424
Goldman Sachs Group	6,404	6,521,706
Hartford Insurance Group	31,145	4,419,787
JPMorgan Chase	17,504	6,157,732
Morgan Stanley	17,023	3,581,980
Prudential Financial	54,638	6,670,207
Reinsurance Group of America, Cl A	6,211	1,471,075
US Bancorp	91,858	5,787,973
Visa, Cl A	9,965	3,648,485
Wells Fargo	42,854	3,704,728
		108,169,803
COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 6.2%
Cardinal Health	22,279	$5,124,838
Dexcom *	61,824	5,159,213
Gilead Sciences	42,189	5,493,430
Quest Diagnostics	23,391	5,450,337
STERIS PLC	7,171	1,637,856
		22,865,674
INDUSTRIALS — 6.4%
3M	22,822	4,023,062
AECOM	38,854	2,812,641
CSX	92,249	4,649,350
Cummins	2,857	1,811,909
FedEx	11,393	3,502,208
Fedex Freight Holding *	8,151	1,145,390
United Rentals	2,167	2,338,756
Waste Management	14,352	3,251,446
		23,534,762
INFORMATION TECHNOLOGY — 11.3%
Cisco Systems	69,254	8,032,771
Dell Technologies, Cl C	7,592	3,077,569
Hewlett Packard Enterprise	22,575	1,081,343
Intel *	56,277	5,076,185
International Business Machines	19,940	4,459,581
Micron Technology	5,976	4,918,427
Microsoft	4,304	2,000,155
Motorola Solutions	6,943	3,025,412
QUALCOMM	12,160	1,794,938
Strategy, Cl A *	10,302	960,971
Texas Instruments	25,086	6,917,214
		41,344,566
MATERIALS — 2.8%
Freeport-McMoRan	44,138	2,764,363
Linde PLC	8,607	4,117,417
Steel Dynamics	14,058	3,532,213
		10,413,993
REAL ESTATE — 5.8%
American Tower ‡	10,769	1,866,914
Americold Realty Trust ‡	136,975	1,929,978
First Industrial Realty Trust ‡	65,402	4,306,068
Omega Healthcare Investors ‡	98,582	4,991,206
Welltower ‡	18,524	4,342,766
WP Carey ‡	51,405	3,783,408
		21,220,340
UTILITIES — 6.6%
American Electric Power	31,176	3,985,852
Entergy	50,420	5,426,200
FirstEnergy	107,347	5,185,933
Fortis	77,196	4,400,172
National Fuel Gas	61,393	5,053,258
		24,051,415
Total Common Stock
(Cost $285,190,189)		365,099,288
Total Investments in Securities— 99.4%
(Cost $285,190,189)		$365,099,288

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2026
(Unaudited)

Percentages are based on Net Assets of $367,431,697.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-004-2300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%#
	Shares	Value
COMMUNICATION SERVICES — 12.7%
Alphabet, Cl A	44,061	$15,691,444
Alphabet, Cl C	35,882	12,797,315
AppLovin, Cl A *	1,620	641,358
Meta Platforms, Cl A	16,976	9,450,709
Netflix *	38,274	2,744,629
		41,325,455
CONSUMER DISCRETIONARY — 6.3%
Darden Restaurants	11,961	2,435,020
DoorDash, Cl A *	10,880	2,134,221
Home Depot	3,858	1,280,702
Hyatt Hotels, Cl A	8,951	1,558,011
Tesla *	21,220	6,603,876
TJX	24,075	3,787,961
Viking Holdings *	23,998	2,504,191
		20,303,982
CONSUMER STAPLES — 3.9%
Coca-Cola	38,428	3,365,909
Costco Wholesale	3,164	3,011,780
Monster Beverage *	32,872	3,168,203
Walmart	27,856	3,097,587
		12,643,479
ENERGY — 0.6%
Baker Hughes, Cl A	35,033	2,119,146

FINANCIALS — 9.5%
Bank of New York Mellon	12,192	1,905,976
Berkshire Hathaway, Cl B *	6,250	3,197,125
Block, Cl A *	15,201	1,234,929
Evercore, Cl A	6,713	2,151,919
Goldman Sachs Group	1,852	1,886,040
JPMorgan Chase	21,375	7,519,511
Mastercard, Cl A	7,099	4,068,437
Morgan Stanley	11,806	2,484,218
Visa, Cl A	17,516	6,413,133
		30,861,288
HEALTH CARE — 2.4%
Dexcom *	25,310	2,112,120
Gilead Sciences	16,205	2,110,053
Intuitive Surgical *	4,553	1,608,711
Stryker	5,556	1,809,589
		7,640,473
INDUSTRIALS — 9.8%
API Group *	36,962	1,466,652
ATI *	9,802	1,837,287
Caterpillar	5,865	4,778,861
Cummins	3,241	2,055,442
Deere	2,778	1,646,437
EMCOR Group	2,469	1,968,855
GE Vernova	3,318	3,285,782
General Electric	12,424	4,473,510
Regal Rexnord	7,639	1,567,752
Uber Technologies *	33,798	2,378,027
Union Pacific	4,398	1,284,788
United Rentals	1,852	1,998,789
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Waste Management	13,041	$2,954,439
		31,696,621
INFORMATION TECHNOLOGY — 49.6%
Advanced Micro Devices *	12,038	5,731,894
Apple	111,503	34,444,392
Applied Materials	4,090	2,076,370
Applied Optoelectronics *	4,939	465,847
Arista Networks *	12,578	2,268,442
Atlassian, Cl A *	9,022	911,357
Broadcom	34,261	13,337,122
Cadence Design Systems *	4,167	1,416,863
Cisco Systems	11,575	1,342,584
Cloudflare, Cl A *	5,710	1,592,976
Datadog, Cl A *	2,422	649,023
Everpure, Cl A *	20,834	1,607,760
HubSpot *	3,619	859,006
International Business Machines	4,707	1,052,721
KLA	8,488	1,551,776
Lam Research	8,257	2,419,466
Marvell Technology	8,951	1,678,850
Micron Technology	7,331	6,033,633
Microsoft	54,170	25,173,882
NVIDIA	171,074	34,343,106
ON Semiconductor *	16,127	1,316,125
Oracle	17,285	2,244,803
Palantir Technologies, Cl A *	11,652	1,433,895
Palo Alto Networks *	12,887	4,276,343
Sandisk *	1,620	1,968,025
ServiceNow *	14,753	1,640,976
Snowflake, Cl A *	7,408	2,172,618
Texas Instruments	10,572	2,915,123
Twilio, Cl A *	11,806	2,329,914
Western Digital	2,392	1,303,257
		160,558,149
MATERIALS — 1.1%
Linde PLC	4,630	2,214,899
Newmont	14,430	1,352,235
		3,567,134
REAL ESTATE — 2.5%
CBRE Group, Cl A *	11,343	1,665,266
Simon Property Group ‡	14,044	3,221,272
Welltower ‡	13,504	3,165,878
		8,052,416
UTILITIES — 0.8%
Entergy	24,461	2,632,493

Total Common Stock
(Cost $188,371,452)		321,400,636
Total Investments in Securities— 99.2%
(Cost $188,371,452)		$321,400,636

Percentages are based on Net Assets of $323,945,547.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2026
(Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-003-2300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JULY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
COMMUNICATION SERVICES — 1.7%
IMAX *	74,435	$3,560,971

CONSUMER DISCRETIONARY — 9.3%
Boot Barn Holdings *	14,837	2,210,565
Cheesecake Factory	40,361	4,093,413
Garrett Motion	94,301	2,937,476
Green Brick Partners *	36,966	2,614,605
Laureate Education, Cl A *	77,578	2,972,013
Phinia	35,331	2,600,008
Six Flags Entertainment *	118,945	2,061,317
		19,489,397
CONSUMER STAPLES — 3.5%
Dole PLC	167,730	2,371,702
Honest *	480,810	1,754,957
United Natural Foods *	62,616	3,182,771
		7,309,430
ENERGY — 4.8%
Excelerate Energy, Cl A	63,496	2,493,488
International Seaways	26,907	2,587,915
Liberty Energy, Cl A	73,516	1,375,484
Nabors Industries *	26,062	2,232,732
PBF Energy, Cl A	19,486	1,408,448
		10,098,067
FINANCIALS — 20.2%
BankUnited	52,683	2,457,662
Bowhead Specialty Holdings *	99,708	3,050,068
Civista Bancshares	108,006	3,138,654
Enterprise Financial Services	17,888	1,186,153
Essent Group	14,999	989,334
First Financial	34,703	2,795,327
Flagstar Bank	71,795	1,020,925
Hamilton Insurance Group, Cl B	84,494	3,038,404
Hancock Whitney	39,606	3,049,662
Happen *	160,186	3,065,960
Metropolitan Bank Holding	30,931	2,860,499
Moelis, Cl A	27,536	1,847,115
OFG Bancorp	23,112	1,221,701
Old Second Bancorp	52,381	1,324,715
Pelagos Insurance Capital	68,525	1,732,997
Piper Sandler	32,188	2,439,850
Sezzle *	6,470	1,001,233
Shore Bancshares	122,088	2,991,156
Valley National Bancorp	231,855	3,313,208
		42,524,623
HEALTH CARE — 16.8%
Adaptive Biotechnologies *	114,738	2,589,637
Axsome Therapeutics *	13,076	2,850,437
Bioventus, Cl A *	202,325	2,664,620
CG oncology *	19,055	1,356,525
Cogent Biosciences *	45,804	1,783,150
Denali Therapeutics *	61,714	1,420,656
Edgewise Therapeutics *	35,960	1,381,943
Envista Holdings *	84,620	2,310,972
Ideaya Biosciences *	43,212	1,534,026
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
IRhythm Holdings *	15,934	$1,866,987
Krystal Biotech *	5,338	1,820,899
Kymera Therapeutics *	16,974	1,755,112
Madrigal Pharmaceuticals *	2,515	1,175,310
Mirum Pharmaceuticals *	22,129	2,344,567
Newamsterdam Pharma *	40,016	1,112,045
Palvella Therapeutics *	9,159	1,273,467
RadNet *	45,217	2,883,940
Rhythm Pharmaceuticals *	16,723	1,659,758
Viridian Therapeutics *	82,290	1,556,927
		35,340,978
INDUSTRIALS — 16.5%
Atmus Filtration Technologies	37,972	1,960,494
Brink's	24,644	2,919,082
Cardinal Infrastructure Group, Cl A *	16,461	1,018,771
Copa Holdings, Cl A	17,100	2,414,862
GATX	18,106	3,238,620
Granite Construction	24,267	2,935,579
Helios Technologies	35,457	2,762,455
JBT Marel	3,503	485,060
LSI Industries	98,199	2,296,875
Maximus	25,147	1,515,107
Mistras Group *	129,884	1,975,536
Modine Manufacturing *	7,253	1,458,288
SkyWest *	20,872	2,232,678
Standex International	10,562	3,131,633
TAT Technologies *	30,243	1,176,453
V2X *	30,679	2,768,473
Zurn Elkay Water Solutions	10,818	546,417
		34,836,383
INFORMATION TECHNOLOGY — 13.2%
ACI Worldwide *	35,791	2,051,898
Aehr Test Systems *	23,586	1,886,408
Applied Digital *	39,404	1,079,276
Applied Optoelectronics *	11,803	1,113,259
Belden	21,375	2,651,569
Daktronics *	108,761	2,150,205
DigitalOcean Holdings *	18,986	2,230,855
Fastly, Cl A *	97,846	2,217,190
FormFactor *	11,679	1,240,310
JFrog *	20,804	1,659,951
MaxLinear, Cl A *	15,509	1,036,311
nLight *	11,555	794,984
Red Violet *	28,999	2,011,951
Semtech *	15,755	1,856,254
Viavi Solutions *	51,300	1,895,535
Workiva, Cl A *	33,194	1,985,001
		27,860,957
MATERIALS — 3.7%
Cleveland-Cliffs *	89,928	1,035,970
Constellium, Cl A *	93,547	2,598,736
Element Solutions	18,195	668,302
FMC	29,997	321,268
NewMarket	1,168	992,987

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JULY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Perimeter Solutions *	36,572	$1,119,469
Tronox Holdings PLC, Cl A	188,338	1,099,894
		7,836,626
REAL ESTATE — 7.2%
American Healthcare REIT ‡	60,227	3,348,621
Broadstone Net Lease, Cl A ‡	57,504	1,231,160
CareTrust ‡	61,862	2,594,492
Hudson Pacific Properties *‡	100,858	1,388,815
Newmark Group, Cl A	82,798	1,241,556
Outfront Media ‡	77,578	2,472,411
Tanger ‡	69,154	2,811,802
		15,088,857
UTILITIES — 1.9%
Southwest Gas Holdings	20,899	1,868,370
Spire	27,410	2,188,963
		4,057,333
Total Common Stock
(Cost $162,355,063)		208,003,622

RIGHTS — 0.0%
	Number Of Rights
Blueprint Medicines*‡‡(A)	4,287	—

Total Rights
(Cost $–)		—
Total Investments in Securities— 98.8%
(Cost $162,355,063)		$208,003,622

Percentages are based on Net Assets of $210,498,579.

(A)	Level 3 security in accordance with fair value hierarchy.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-005-2300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.1%#
	Shares	Value
COMMUNICATION SERVICES — 10.4%
Advantage Solutions *	25	$997
Alphabet, Cl A	33,008	11,755,139
Alphabet, Cl C	26,690	9,518,989
AMC Entertainment Holdings, Cl A *	3,304	9,317
AMC Networks, Cl A *	166	1,859
Angi, Cl A *	188	1,065
Anterix *	61	5,674
AppLovin, Cl A *	1,559	617,208
Arena Group Holdings *	261	313
Array Digital Infrastructure	68	2,369
AST SpaceMobile, Cl A *	1,656	97,671
AT&T	39,581	920,258
Atlanta Braves Holdings, Cl A *	54	2,938
Atlanta Braves Holdings, Cl C *	271	13,775
ATN International	55	1,310
Bandwidth, Cl A *	165	6,458
Boston Omaha, Cl A *	129	1,829
Bumble, Cl A *	538	1,533
Cable One *	25	1,000
Cardlytics *	29	108
Cargurus, Cl A *	415	15,040
Cars.com *	306	3,626
Charter Communications, Cl A *	446	64,661
Cinemark Holdings	595	21,771
Clear Channel Outdoor Holdings, Cl A *	1,551	3,753
Cogent Communications Holdings	277	3,739
Comcast, Cl A	20,183	483,585
CuriosityStream	234	571
DHI Group *	202	850
DoubleVerify Holdings *	785	8,831
EchoStar, Cl A *	766	64,413
Electronic Arts	1,426	299,261
Entravision Communications, Cl A	327	3,669
EverQuote, Cl A *	152	3,833
EW Scripps, Cl A *	395	1,110
Firy, Cl A *	56	531
Fox	1,017	59,220
Fox, Cl B	722	37,501
fuboTV, Cl A *	164	1,455
Getty Images Holdings *	538	200
Globalstar *	294	24,553
Gogo *	445	1,860
Gray Media	482	1,947
Ibotta, Cl A *	66	1,584
IDT, Cl B	117	7,706
iHeartMedia *	598	2,147
IMAX *	252	12,056
Iridium Communications	521	24,664
John Wiley & Sons, Cl A	208	10,858
Liberty Broadband, Cl A *	95	3,236
Liberty Broadband, Cl C *	662	22,534
Liberty Live Holdings, Cl A *	113	10,703
COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Liberty Live Holdings, Cl C *	338	$33,327
Liberty Media -Liberty Formula One, Cl A *	134	12,035
Liberty Media -Liberty Formula One, Cl C *	1,250	122,663
Live Nation Entertainment *	909	158,284
Lumen Technologies *	5,375	34,293
Madison Square Garden Entertainment, Cl A *	217	16,765
Madison Square Garden Sports *	99	38,974
Magnite *	797	15,382
Marcus	118	3,434
Match Group	1,317	51,903
MediaAlpha, Cl A *	160	1,981
Meta Platforms, Cl A	12,515	6,967,226
Millicom International Cellular	506	48,313
National CineMedia	346	1,387
Netflix *	23,859	1,710,929
New York Times, Cl A	847	63,432
News	2,094	57,711
News, Cl B	691	21,608
Nexstar Media Group, Cl A	160	30,485
Nextdoor Holdings *	1,309	2,906
NIQ Global Intelligence *	519	5,797
Omnicom Group	1,610	126,698
Optimum Communications, Cl A *	1,525	1,162
People *	363	15,090
Pinterest, Cl A *	2,615	62,786
Playstudios *	516	312
Playtika Holding	421	1,680
PSQ Holdings, Cl A *	13	55
PubMatic, Cl A *	218	2,747
QuinStreet *	304	4,712
Reddit, Cl A *	756	106,347
ROBLOX, Cl A *	3,577	127,341
Roku, Cl A *	743	107,742
RUM Group *	497	2,902
Scholastic	77	3,130
Shenandoah Telecommunications	277	3,321
Shutterstock	145	783
Sinclair	235	3,229
Sirius XM Holdings	1,035	30,657
Snap, Cl A *	6,216	29,153
Sphere Entertainment *	152	21,774
Spok Holdings	110	1,199
Spotify Technology *	863	431,448
Stagwell, Cl A *	534	4,512
Starz Entertainment *	72	1,873
Stubhub Holdings, Cl A *	1,206	10,179
System1 *	23	39
Take-Two Interactive Software *	1,022	248,264
Teads Holding *	202	143
TechTarget *	170	763
Telephone and Data Systems	538	18,066
TKO Group Holdings, Cl A	342	62,179
T-Mobile US	2,528	436,611

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Trade Desk, Cl A *	2,378	$42,899
TripAdvisor *	647	9,165
Trump Media & Technology Group *	910	8,973
Uniti Group *	1,360	13,216
Urban One *	9	43
Urban One, Cl A *	3	17
USA TODAY *	797	6,926
Verizon Communications	21,694	1,015,496
Vivid Seats, Cl A *	25	189
Walt Disney	10,099	971,423
Warner Bros Discovery *	13,538	356,049
Warner Music Group, Cl A	808	20,976
Yelp, Cl A *	305	8,061
Ziff Davis *	212	11,253
ZipRecruiter, Cl A *	371	1,462
ZoomInfo Technologies, Cl A *	1,291	4,260
		37,897,418
CONSUMER DISCRETIONARY — 6.6%
1-800-Flowers.com, Cl A *	136	530
Abercrombie & Fitch, Cl A *	250	24,885
Academy Sports & Outdoors	364	17,272
ACovista *	196	24,471
Acushnet Holdings	155	15,697
Adient PLC *	439	9,237
ADT	2,865	21,889
Advance Auto Parts	341	18,939
Airbnb, Cl A *	2,090	316,677
American Eagle Outfitters	868	14,912
American Public Education *	90	4,366
America's Car-Mart *	34	108
Aptiv PLC *	1,197	67,595
Aramark	1,485	84,600
Arhaus, Cl A	292	2,164
Arko	309	2,469
Asbury Automotive Group *	107	24,792
AutoNation *	182	38,657
AutoZone *	94	283,527
BARK *	32	289
Barnes & Noble Education	90	1,120
Bath & Body Works	1,142	22,977
Beazer Homes USA *	157	5,040
Bed Bath & Beyond *	415	2,096
Best Buy	1,108	95,576
Biglari Holdings, Cl B *	4	1,590
BJ's Restaurants *	117	7,910
Bloomin' Brands	435	3,767
Booking Holdings	4,403	849,339
Boot Barn Holdings *	169	25,179
BorgWarner	1,163	74,130
Bright Horizons Family Solutions *	298	22,213
Brilliant Earth Group, Cl A	81	85
Brinker International *	241	51,502
Brunswick	365	28,835
Buckle	182	7,966
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Build-A-Bear Workshop, Cl A	68	$2,307
Burlington Stores *	355	130,810
Caleres	185	2,375
Callaway Golf *	785	14,491
Camping World Holdings, Cl A	338	2,092
Capri Holdings *	666	10,609
CarMax *	804	46,037
Carnival	6,509	181,015
CarParts.com *	38	207
Carriage Services, Cl A	81	3,270
Carter's	203	7,830
Carvana, Cl A *	3,829	238,776
Cato, Cl A *	85	291
Cava Group *	568	37,051
Cavco Industries *	44	24,069
Century Communities	143	9,604
Champion Homes *	309	24,599
Cheesecake Factory	262	26,572
Chegg *	545	536
Chewy, Cl A *	1,328	30,013
Children's Place *	43	105
Chipotle Mexican Grill, Cl A *	7,282	271,036
Choice Hotels International	143	15,943
Citi Trends *	28	1,867
Clarus	167	536
Columbia Sportswear	122	7,244
Cooper-Standard Holdings *	96	2,829
Coursera *	1,249	6,630
Cracker Barrel Old Country Store	125	7,049
Cricut, Cl A	248	1,163
Crocs *	272	34,819
Dana	617	16,616
Darden Restaurants	651	132,531
Dauch Corp *	1,302	7,356
Dave & Buster's Entertainment *	152	1,648
Deckers Outdoor *	802	77,698
Designer Brands, Cl A	195	1,178
Destination XL Group *	256	144
Dick's Sporting Goods	359	70,332
Dillard's, Cl A	17	10,002
Dine Brands Global	70	2,516
Domino's Pizza	169	58,717
DoorDash, Cl A *	2,047	401,539
Dorman Products *	156	20,773
DR Horton	1,451	207,580
Dream Finders Homes, Cl A *	159	2,034
Driven Brands Holdings *	336	4,795
Duluth Holdings, Cl B *	73	298
Duolingo, Cl A *	223	30,063
Dutch Bros, Cl A *	720	47,398
eBay	2,547	290,383
Eightco Holdings *	1,472	888
El Pollo Loco Holdings *	135	2,222
Empery Digital *	142	403
Envela *	38	824
Escalade	49	973

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Ethan Allen Interiors	136	$3,046
Etsy *	508	41,493
EVgo, Cl A *	760	1,201
Expedia Group	645	190,107
Faraday Future Intelligent Electric *	12	68
Figs, Cl A *	512	5,478
First Watch Restaurant Group *	338	4,343
Five Below *	308	66,876
Floor & Decor Holdings, Cl A *	610	35,118
Ford Motor	22,384	328,597
Fox Factory Holding *	237	4,266
Frontdoor *	397	28,834
Funko, Cl A *	243	1,417
GameStop, Cl A *	2,326	50,521
Gap	1,385	27,825
Garmin	934	274,390
Garrett Motion	916	28,534
GEN Restaurant Group, Cl A *	26	53
General Motors	5,128	455,674
Genesco *	51	1,949
Gentex	1,214	28,359
Gentherm *	170	6,899
Genuine Parts	782	97,257
GigaCloud Technology, Cl A *	136	5,949
G-III Apparel Group	205	7,464
Global Business Travel Group I *	964	9,100
Gold.com	112	4,632
Goodyear Tire & Rubber *	1,569	10,905
GoPro, Cl A *	738	553
Graham Holdings, Cl B	18	21,664
Grand Canyon Education *	149	21,656
Green Brick Partners *	172	12,166
Group 1 Automotive	66	18,927
Groupon, Cl A *	132	3,641
GrowGeneration *	314	452
H&R Block	712	31,349
Hamilton Beach Brands Holding, Cl A	30	690
Harley-Davidson	619	15,190
Hasbro	801	75,246
Haverty Furniture	76	1,873
Helen of Troy *	130	3,592
Hilton Grand Vacations *	349	16,103
Hilton Worldwide Holdings	1,274	408,304
Holley *	454	1,212
Home Depot	5,677	1,884,537
Hooker Furnishings	60	838
Hovnanian Enterprises, Cl A *	25	3,097
Hyatt Hotels, Cl A	218	37,945
Installed Building Products	133	29,651
J Jill	37	674
Jack in the Box *	103	1,686
JAKKS Pacific	49	1,290
Johnson Outdoors, Cl A	26	1,220
KB Home	342	18,800
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
KinderCare Learning *	176	$942
Kohl's	613	11,733
Kontoor Brands	309	25,876
Krispy Kreme *	470	1,495
Kura Sushi USA, Cl A *	36	1,658
Lands' End *	73	877
Latham Group *	316	1,694
Laureate Education, Cl A *	669	25,629
La-Z-Boy, Cl Z	229	9,018
LCI Industries	134	13,716
Lear	287	37,494
Legacy Housing *	47	1,234
Leggett & Platt	752	7,370
Lennar, Cl A	1,166	96,020
Lennar, Cl B	52	4,196
Leslie's *	36	34
Levi Strauss, Cl A	546	13,388
LGI Homes *	116	6,330
Life Time Group Holdings *	784	35,358
Lifetime Brands	74	619
Lincoln Educational Services *	157	6,566
Lindblad Expeditions Holdings *	281	8,312
Lithia Motors, Cl A	128	49,334
LKQ	1,445	32,440
Lovesac *	76	1,223
Lowe's	3,190	662,914
Lucid Group, Cl A *	826	6,094
Lucky Strike Entertainment	60	402
Lululemon Athletica *	590	70,133
M/I Homes *	141	20,604
Macy's	1,427	35,418
Malibu Boats, Cl A *	106	2,922
MarineMax *	111	3,826
Marriott International, Cl A	1,194	445,159
Marriott Vacations Worldwide	177	17,259
MasterCraft Boat Holdings *	102	2,440
Mattel *	1,647	24,853
Matthews International, Cl A	169	4,690
McDonald's	4,053	1,096,904
McGraw Hill *	138	1,512
Meritage Homes	368	25,834
Mohawk Industries *	288	35,453
Monro	160	1,960
Motorcar Parts of America *	88	1,179
Movado Group	83	3,169
Murphy USA	96	58,345
Nathan's Famous	15	1,472
National Vision Holdings *	443	9,764
Nerdy *	283	235
NIKE, Cl B	6,692	279,123
Noodles, Cl A *	30	552
Norwegian Cruise Line Holdings *	2,575	47,715
NVR *	15	92,206
Ollie's Bargain Outlet Holdings *	348	25,568
On Holding, Cl A *	1,325	48,018
OneSpaWorld Holdings	558	14,374

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
OneWater Marine, Cl A *	68	$833
O'Reilly Automotive *	4,734	422,983
Outdoor Holding *	500	1,070
Oxford Industries	82	3,109
Papa John's International	177	5,292
Paramount Skydance, Cl B	5,112	40,691
Patrick Industries	182	15,024
Peloton Interactive, Cl A *	2,316	14,799
Penske Automotive Group	101	21,948
Perdoceo Education	350	11,133
Petco Health & Wellness, Cl A *	475	1,325
PetMed Express *	117	228
Phinia	209	15,380
Planet Fitness, Cl A *	451	25,215
Polaris	304	20,392
Pool	184	34,171
Portillo's, Cl A *	389	1,778
PulteGroup	1,080	136,588
Purple Innovation, Cl A *	13	104
Pursuit Attractions and Hospitality *	114	5,760
PVH	257	22,272
QuantumScape, Cl A *	2,633	13,744
Ralph Lauren, Cl A	214	81,393
RealReal *	620	7,496
Revolve Group, Cl A *	235	5,901
RH *	88	14,566
RideNow Group, Cl B *	88	544
Rivian Automotive, Cl A *	5,322	81,001
Rocky Brands	42	2,051
Ross Stores	1,796	450,922
Royal Caribbean Cruises	1,350	429,705
Sabre *	1,901	3,517
Sally Beauty Holdings *	547	8,189
Savers Value Village *	211	2,165
Serve Robotics *	393	1,879
Service International	766	66,022
Shake Shack, Cl A *	220	13,805
SharkNinja *	478	77,326
Shoe Carnival	101	1,535
Signet Jewelers	215	19,973
Six Flags Entertainment *	512	8,873
Sleep Number *	115	3
Smartbird, Cl A *	33	73
Smith Douglas Homes, Cl A *	43	638
Solid Power *	1,102	2,270
Somnigroup International	1,154	75,391
Sonic Automotive, Cl A	76	6,960
Sonos *	671	9,837
Sportsman's Warehouse Holdings *	205	234
Standard Motor Products	121	4,626
Starbucks	6,490	683,072
Stellantis *	9,457	54,472
Steven Madden	408	18,801
Stitch Fix, Cl A *	635	2,553
Stoneridge *	155	1,071
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Strategic Education	119	$9,758
Strattec Security *	22	1,934
Stride *	235	18,868
Superior Group of	60	711
Sweetgreen, Cl A *	562	3,625
Tapestry	1,145	174,464
Target Hospitality *	222	3,374
Tesla *	19,079	5,937,576
Texas Roadhouse, Cl A	373	76,629
Thor Industries	286	21,441
ThredUp, Cl A *	583	3,370
Tilly's, Cl A *	70	267
TJX	6,293	990,141
Toll Brothers	537	78,343
Torrid Holdings *	184	469
Tractor Supply	2,991	92,033
Traeger *	10	618
Travel + Leisure	340	25,847
Tron *	276	386
Ulta Beauty *	247	126,669
Under Armour, Cl A *	1,077	7,162
Under Armour, Cl C *	657	4,264
United Parks & Resorts *	113	5,043
Universal Electronics *	67	307
Universal Technical Institute *	282	11,085
Upbound Group, Cl A	301	5,836
Urban Outfitters *	348	25,815
Vail Resorts	200	29,876
Valvoline *	722	27,732
Venu Holding *	259	526
Vera Bradley *	96	327
VF	2,192	31,389
Victoria's Secret *	452	40,083
Viking Holdings *	1,057	110,298
Visteon	151	15,786
Warby Parker, Cl A *	578	15,427
Wayfair, Cl A *	593	50,346
Wendy's	898	6,609
Weyco Group	34	1,326
Whirlpool	368	13,800
Williams-Sonoma	669	152,974
Wingstop	153	19,812
Winmark	18	6,003
Winnebago Industries	154	4,663
Wolverine World Wide	460	9,053
Wyndham Hotels & Resorts	417	31,217
XPEL *	135	5,990
Xponential Fitness, Cl A *	189	1,232
YETI Holdings *	427	20,897
Yum! Brands	1,575	241,416
Zumiez *	76	1,495
		23,883,466
CONSUMER STAPLES — 4.3%
Albertsons, Cl A	1,908	22,095
Alico	32	1,208

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Andersons	186	$13,165
Archer-Daniels-Midland	2,728	216,249
B&G Foods	438	1,546
BellRing Brands *	659	8,165
Beyond Meat *	2,372	1,343
BJ's Wholesale Club Holdings *	735	71,868
Boston Beer, Cl A *	42	7,694
BRC, Cl A *	447	460
Brown-Forman, Cl A	251	7,334
Brown-Forman, Cl B	1,601	45,997
Bunge Global	909	96,563
Cal-Maine Foods	241	21,155
Campbell's	1,205	26,486
Casey's General Stores	209	182,039
Celsius Holdings *	1,126	32,890
Central Garden & Pet *	44	1,894
Central Garden & Pet, Cl A *	280	10,615
Chefs' Warehouse *	210	24,223
Clorox	686	65,534
Coca-Cola	20,072	1,758,106
Coca-Cola Consolidated	322	60,504
Colgate-Palmolive	4,564	416,693
Conagra Brands	2,710	39,322
Constellation Brands, Cl A	766	99,756
Costco Wholesale	2,524	2,402,570
Coty, Cl A *	2,139	5,882
Darling Ingredients *	892	54,091
Del Monte Corp	222	6,596
Dollar General	1,250	158,813
Dollar Tree *	1,054	134,079
Edgewell Personal Care	263	7,151
elf Beauty *	326	27,022
Energizer Holdings	346	7,256
Estee Lauder, Cl A	1,387	116,369
Flowers Foods	1,118	7,848
Freshpet *	277	16,493
General Mills	3,032	108,394
Grocery Outlet Holding *	530	4,871
Hain Celestial Group *	505	252
Herbalife *	575	7,142
Hershey	831	145,467
HF Foods Group *	225	338
Honest *	536	1,956
Hormel Foods	1,660	41,517
Ingles Markets, Cl A	82	7,381
Ingredion	356	35,408
Interparfums	104	12,953
J&J Snack Foods	85	6,502
JBS, Cl A	1,862	26,105
JM Smucker	582	69,409
John B Sanfilippo & Son	41	3,393
Kenvue	10,788	207,561
Keurig Dr Pepper	7,396	230,164
Kimberly-Clark	1,888	206,377
Kraft Heinz	4,874	125,993
Kroger	3,180	183,613
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Lamb Weston Holdings	777	$40,831
Lifeway Foods *	30	893
Limoneira	93	1,206
Mama's Creations *	207	3,815
Maplebear *	956	42,638
Marzetti	111	11,863
McCormick	1,446	73,601
Medifast *	59	580
MGP Ingredients	88	1,558
Mission Produce *	311	3,923
Molson Coors Beverage, Cl B	885	36,781
Mondelez International, Cl A	7,299	454,801
Monster Beverage *	3,987	384,267
National Beverage	136	4,303
Natural Grocers by Vitamin Cottage	71	2,276
Nature's Sunshine Products *	77	1,552
Niagen Bioscience *	280	952
Nu Skin Enterprises, Cl A	267	1,386
Oil-Dri Corp of America	56	5,556
PepsiCo	7,771	1,084,521
Performance Food Group *	837	95,744
Pilgrim's Pride	240	6,566
Post Holdings *	234	21,390
PriceSmart	147	28,505
Primo Brands, Cl A	1,379	31,303
Procter & Gamble	13,269	1,917,238
Reynolds Consumer Products	310	7,731
Seaboard	1	4,413
Seneca Foods, Cl A *	27	4,468
Simply Good Foods *	467	4,754
SkinHealth Systems *	405	278
Smithfield Foods	257	6,692
Spectrum Brands Holdings	126	11,185
Sprouts Farmers Market *	533	46,456
Sysco	2,720	231,853
Target	2,582	373,073
Tootsie Roll Industries	102	3,964
Tyson Foods, Cl A	1,575	91,287
United Natural Foods *	332	16,876
Upexi *	311	235
US Foods Holding *	1,247	125,436
USANA Health Sciences *	62	1,371
Utz Brands	411	5,803
Village Super Market, Cl A	52	2,285
Vita Coco *	279	18,397
Vital Farms *	195	2,482
Waldencast PLC, Cl A *	281	486
Walmart	24,745	2,751,644
WD-40	76	17,263
Weis Markets	77	5,933
Westrock Coffee *	311	2,525
Zevia PBC, Cl A *	341	580
		15,597,389

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — 3.9%
Aemetis *	361	$545
American Resources, Cl A *	575	1,029
Amplify Energy *	226	884
Antero Midstream	1,863	40,930
Antero Resources *	1,653	59,739
APA	2,003	74,752
Archrock	971	34,723
Ardmore Shipping	222	3,860
Atlas Energy Solutions, Cl A	458	4,942
Baker Hughes, Cl A	5,650	341,768
Borr Drilling *	1,319	5,316
Bristow Group	148	6,707
Cactus, Cl A	394	25,614
California Resources	477	25,094
Calumet *	478	21,123
Centrus Energy, Cl A *	104	18,401
Cheniere Energy	1,168	307,850
Chevron	10,563	2,079,056
Chord Energy	320	44,922
Clean Energy Fuels *	928	1,800
CNX Resources *	761	27,244
Comstock Resources *	450	5,967
ConocoPhillips	6,957	838,179
Core Laboratories	180	1,915
Core Natural Resources	271	21,637
Crescent Energy, Cl A	1,463	16,775
CVR Energy	167	5,949
Delek US Holdings	341	23,144
Devon Energy	6,460	291,540
DHT Holdings	808	15,005
Diamondback Energy	1,114	226,086
DMC Global *	108	728
Dorian LPG	226	10,717
DT Midstream	579	79,902
Empire Petroleum *	54	134
EOG Resources	3,046	452,910
EQT	3,542	188,753
Evolution Petroleum	169	622
Excelerate Energy, Cl A	133	5,223
Expand Energy	1,360	127,881
Expro *	572	9,123
ExxonMobil Holdings	23,595	3,667,607
FLEX LNG	177	5,524
Flowco Holdings, Cl A	203	4,151
Forum Energy Technologies *	58	3,635
FutureFuel	149	738
Gevo *	1,332	1,971
Golar LNG	560	27,524
Granite Ridge Resources	411	1,952
Green Plains *	387	6,521
Gulfport Energy *	87	14,039
Halliburton	4,269	137,675
Helix Energy Solutions Group *	785	7,465
Helmerich & Payne	504	17,423
Hess Midstream, Cl A	734	29,969
HF Sinclair	880	80,494
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
HighPeak Energy	124	$887
Infinity Natural Resources, Cl A *	94	1,237
Innovex International *	251	7,048
International Seaways	279	26,834
Kinder Morgan	11,046	355,460
Kinetik Holdings, Cl A	284	14,362
Kodiak Gas Services	498	29,238
Liberty Energy, Cl A	896	16,764
Lightbridge *	190	1,566
Magnolia Oil & Gas, Cl A	1,035	26,610
Mammoth Energy Services *	145	384
Marathon Petroleum	1,674	529,771
Matador Resources	654	32,628
Murphy Oil	768	30,520
Nabors Industries *	87	7,453
NACCO Industries, Cl A	19	901
National Energy Services Reunited *	331	8,924
Natural Gas Services Group	70	2,565
Navigator Holdings	144	3,218
New Era Energy & Digital *	428	1,994
New Fortress Energy, Cl A *	1,090	352
NextDecade *	768	5,161
Noble PLC	722	30,613
Nordic American Tankers	1,147	7,490
Northern Oil & Gas	588	12,436
NOV	2,024	39,326
Occidental Petroleum	4,124	235,357
Oil States International *	318	2,579
ONEOK	3,587	325,735
OPAL Fuels, Cl A *	138	324
Ovintiv	1,608	100,436
Par Pacific Holdings *	268	23,056
Patterson-UTI Energy	2,120	22,218
PBF Energy, Cl A	545	39,393
Peabody Energy	691	14,732
Permian Resources, Cl A	4,568	97,344
Phillips 66	2,281	482,842
PrimeEnergy Resources *	2	368
ProFrac Holding, Cl A *	181	731
ProPetro Holding *	594	6,593
Range Resources	1,326	53,226
Ranger Energy Services, Cl A	102	1,637
REX American Resources *	164	7,059
Riley Exploration Permian	95	3,256
Ring Energy *	1,010	1,252
RPC	672	3,770
Sable Offshore *	703	3,719
SandRidge Energy	180	2,506
Scorpio Tankers	251	19,543
SEACOR Marine Holdings *	125	1,179
Seadrill *	338	15,156
Select Water Solutions, Cl A	647	11,982
SLB	8,511	422,051
SM Energy	1,355	44,061

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Solaris Energy Infrastructure, Cl A	315	$16,194
Summit Midstream *	66	2,034
Talos Energy *	686	10,413
Targa Resources	1,206	326,066
Teekay	312	3,635
TETRA Technologies *	726	5,590
Texas Pacific Land	333	134,059
Tidewater *	243	18,240
Transocean *	5,703	30,340
Uranium Energy *	2,746	26,362
VAALCO Energy	595	3,171
Valaris *	314	24,866
Valero Energy	1,695	530,366
Venture Global, Cl A	897	12,002
Viper Energy, Cl A	1,032	46,037
Vitesse Energy	182	2,839
W&T Offshore	562	2,018
Weatherford International PLC	402	35,292
Williams	6,939	496,416
World Kinect	281	11,201
		14,328,165
FINANCIALS — 13.9%
1st Source	93	8,346
Abacus Global Management	214	2,206
Acacia Research *	195	864
Acadian Asset Management	156	13,492
Accelerant Holdings, Cl A *	320	3,802
ACNB	57	3,675
Adamas Trust ‡	475	4,308
Affiliated Managers Group	145	53,176
Affirm Holdings, Cl A *	1,492	106,693
AGNC Investment ‡	6,362	67,819
AI Financial *	710	292
Alerus Financial	120	3,992
Allstate	1,444	381,332
Ally Financial	1,568	67,941
AlTi Global *	266	958
Amalgamated Financial	101	4,987
Amerant Bancorp, Cl A	221	6,542
American Coastal Insurance	123	1,306
American Express	3,020	1,015,475
American Financial Group	386	54,704
American International Group	3,037	238,647
Ameriprise Financial	512	279,470
Ameris Bancorp	367	32,006
AMERISAFE	105	3,049
Angel Oak Mortgage REIT ‡	117	1,035
Annaly Capital Management ‡	4,169	94,720
Aon PLC, Cl A	1,185	427,252
Apollo Commercial Real Estate Finance ‡	755	4,998
Apollo Global Management	2,292	287,852
Arbor Realty Trust ‡	1,033	5,175
Arch Capital Group *	1,916	192,615
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Ares Commercial Real Estate ‡	297	$1,265
Ares Management, Cl A	1,182	151,402
ARMOUR Residential REIT ‡	708	11,661
Arrow Financial	81	3,227
Arthur J Gallagher	1,450	361,659
Artisan Partners Asset Management, Cl A	394	15,461
Associated Banc-Corp	796	24,580
Assurant	281	78,452
Assured Guaranty	240	19,853
Atlantic Union Bankshares	798	33,851
Atlanticus Holdings *	28	2,954
Axis Capital Holdings	400	42,128
Axos Financial *	309	31,336
Bakkt, Cl A *	117	839
Baldwin Insurance Group, Cl A *	444	12,317
Banc of California	837	16,029
BancFirst	121	13,651
Bancorp *	222	14,890
Bank First	61	9,317
Bank of America	37,689	2,334,834
Bank of Hawaii	224	17,898
Bank of Marin Bancorp	83	2,420
Bank of New York Mellon	3,864	604,059
Bank OZK	593	30,421
Bank7	24	1,207
BankUnited	416	19,406
Bankwell Financial Group	34	2,317
Banner	188	13,237
Bar Harbor Bankshares	90	3,574
BayCom	59	1,781
BCB Bancorp	89	889
Beacon Financial	474	14,936
Berkshire Hathaway, Cl B *	7,904	4,043,212
Better Home & Finance Holding, Cl A *	68	1,598
BGC Group, Cl A	2,056	23,685
Blackrock	787	858,137
Blackstone, Cl A	4,428	565,677
Blackstone Mortgage Trust, Cl A ‡	902	13,115
Bladex, Cl E	172	10,071
Block, Cl A *	3,003	243,964
Blue Owl Capital, Cl A	3,792	39,058
Blue Ridge Bankshares	345	1,211
BOK Financial	107	15,118
Bowhead Specialty Holdings *	116	3,548
BRC Group Holdings *	132	945
Bridgewater Bancshares *	119	2,437
Brighthouse Financial *	324	20,059
BrightSpire Capital, Cl A ‡	724	3,627
Brown & Brown	1,678	118,131
Burke & Herbert Financial Services	94	6,882
Business First Bancshares	176	5,600
Byline Bancorp	149	5,851
California BanCorp	149	3,174

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Camden National	94	$5,442
Cannae Holdings	223	3,245
Capital Bancorp	64	2,389
Capital City Bank Group	77	3,994
Capital One Financial	3,538	739,458
Capitol Federal Financial	683	6,038
Carlyle Group	1,479	68,064
Carter Bankshares	121	4,184
Cass Information Systems	71	3,970
Cathay General Bancorp	364	23,001
Cboe Global Markets	596	184,897
Central Pacific Financial	145	5,713
Charles Schwab	9,286	977,259
Chemung Financial	22	1,793
Chime Financial, Cl A *	1,548	35,589
Chimera Investment ‡	462	5,766
ChoiceOne Financial Services	80	2,722
Chubb	2,007	703,815
Cincinnati Financial	865	153,693
Citigroup	9,743	1,290,460
Citizens, Cl A *	254	1,201
Citizens & Northern	95	2,412
Citizens Financial Group	2,262	162,072
Citizens Financial Services	26	2,031
City Holding	79	11,464
Civista Bancshares	115	3,342
Claros Mortgage Trust *‡	773	1,368
CME Group, Cl A	2,060	551,647
CNB Financial	166	5,813
Coastal Financial *	73	2,992
Cohen & Steers	157	12,916
Coinbase Global, Cl A *	1,232	180,192
Colony Bankcorp	116	2,543
Columbia Banking System	1,639	51,248
Columbia Financial *	328	3,544
Commerce Bancshares	812	48,124
Community Financial System	298	19,313
Community Trust Bancorp	89	6,982
Community West Bancshares	142	3,554
Compass Diversified Holdings *	379	3,820
ConnectOne Bancorp	273	8,977
Consumer Portfolio Services *	54	503
Corebridge Financial	1,485	46,317
Corpay *	363	138,706
Crawford, Cl A	99	1,080
Credit Acceptance *	22	12,516
Cullen	338	56,223
Customers Bancorp *	177	13,926
CVB Financial	954	21,341
Dave *	61	22,734
DigitalBridge Group	1,025	16,267
Dime Commercial Bancshares	241	9,823
Donegal Group, Cl A	97	1,915
Donegal Group, Cl B	5	109
Donnelley Financial Solutions *	137	6,480
Dynex Capital ‡	1,196	15,201
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Eagle Bancorp	159	$4,412
East West Bancorp	773	101,263
Eastern Bankshares	1,223	28,080
Ellington Financial ‡	692	9,190
Employers Holdings	104	5,257
Enact Holdings	153	7,240
Encore Capital Group *	117	11,007
Enova International *	134	34,055
Enterprise Financial Services	200	13,262
Equitable Holdings	1,589	75,716
Equity Bancshares, Cl A	101	5,119
Erie Indemnity, Cl A	144	34,854
Esquire Financial Holdings	42	5,427
Essent Group	516	34,035
Euronet Worldwide *	202	14,376
Evercore, Cl A	210	67,318
Everest Group	253	94,660
EVERTEC	345	10,502
EZCORP, Cl A *	318	9,467
F&G Annuities & Life	214	6,119
FactSet Research Systems	206	54,219
Farmers & Merchants Bancorp	73	2,435
Farmers National Banc	324	5,145
FB Bancorp *	83	1,283
FB Financial	250	15,083
Federal Agricultural Mortgage, Cl A	5	784
Federal Agricultural Mortgage, Cl C	51	11,608
Federated Hermes, Cl B	410	24,584
Fidelity D&D Bancorp	25	1,315
Fidelity National Financial	1,447	74,651
Fidelity National Information Services	2,944	131,803
Fifth Third Bancorp	5,137	290,216
Finance of America, Cl A *	42	956
Financial Institutions	109	4,519
Finwise Bancorp *	53	729
First American Financial	557	41,769
First Bancorp	57	2,001
First Bancorp	230	14,460
First BanCorp	863	24,967
First Bank	130	2,409
First Busey	468	14,446
First Business Financial Services	43	3,019
First Citizens BancShares, Cl A	44	96,213
First Commonwealth Financial	562	12,100
First Community Bankshares	104	4,963
First Financial	61	4,914
First Financial Bancorp	577	19,520
First Financial Bankshares	689	24,211
First Hawaiian	690	19,175
First Horizon	2,684	68,818
First Internet Bancorp	45	1,326
First Interstate BancSystem, Cl A	476	18,098
First Merchants	347	14,970

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
First Mid Bancshares	137	$7,136
Firstsun Capital Bancorp *	170	6,557
Fiserv *	2,777	149,791
Five Star Bancorp	82	3,870
Flagstar Bank	1,521	21,629
Flywire *	639	10,230
FNB	1,996	37,724
Franklin BSP Realty Trust ‡	430	3,264
Franklin Resources	1,743	59,018
FS Bancorp	38	1,631
Fulton Financial	1,086	26,416
FVCBankcorp	85	1,580
Galaxy Digital, Cl A *	1,078	22,649
GBank Financial Holdings *	52	1,083
GCM Grosvenor	331	4,131
Genworth Financial, Cl A *	2,147	21,105
German American Bancorp	199	10,125
Glacier Bancorp	738	36,376
Global Payments	1,309	110,061
Globe Life	444	80,919
Goldman Sachs Group	1,675	1,705,786
Goosehead Insurance, Cl A *	127	7,874
Granite Point Mortgage Trust ‡	255	367
Great Southern Bancorp	50	4,016
Green Dot, Cl A *	307	4,025
Greene County Bancorp	39	1,305
Greenlight Capital Re, Cl A *	143	2,381
Hagerty, Cl A *	245	2,825
Hamilton Insurance Group, Cl B	272	9,781
Hamilton Lane, Cl A	228	20,271
Hancock Whitney	454	34,958
Hanmi Financial	167	5,324
Hanover Insurance Group	180	41,873
Happen *	637	12,192
Hartford Insurance Group	1,556	220,812
HBT Financial	90	3,226
HCI Group	63	11,026
Heritage Financial	232	6,897
Heritage Insurance Holdings *	136	3,994
Hilltop Holdings	223	8,795
Hingham Institution For Savings The	9	2,567
Hippo Holdings *	121	3,805
Home Bancorp	38	2,711
Home BancShares	1,078	33,493
HomeTrust Bancshares	86	4,402
Hope Bancorp	695	9,737
Horace Mann Educators	227	11,829
Horizon Bancorp	282	5,767
Houlihan Lokey, Cl A	310	38,902
Huntington Bancshares	11,511	196,141
Independent Bank	274	23,003
Independent Bank/MI	115	4,393
Innventure *	350	1,127
Interactive Brokers Group, Cl A	2,464	216,807
Intercontinental Exchange	3,211	489,613
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
International Bancshares	317	$24,263
International Money Express *	159	1,886
Invesco	2,438	72,165
Invesco Mortgage Capital ‡	481	3,564
Investar Holding	71	2,139
Investors Title	8	2,314
Jack Henry & Associates	410	63,156
Jackson Financial, Cl A	392	47,934
James River Group Holdings	201	903
Jefferies Financial Group	830	45,318
John Marshall Bancorp	70	1,624
JPMorgan Chase	15,103	5,313,084
Kearny Financial	326	3,126
Kemper	332	9,422
Kestrel Group *	43	381
KeyCorp	6,181	139,629
Kinsale Capital Group	124	44,196
KKR	3,904	395,983
KKR Real Estate Finance Trust ‡	300	2,088
Ladder Capital, Cl A ‡	638	6,099
Lakeland Financial	138	8,646
Lazard, Cl A	626	26,530
LCNB	73	1,446
Lemonade *	386	18,648
LendingTree *	52	1,657
Lincoln National	1,077	49,122
Live Oak Bancshares	205	8,774
loanDepot, Cl A *	642	630
Loews	964	111,834
LPL Financial Holdings	452	159,872
M&T Bank	827	203,682
Markel Group *	68	127,999
MarketAxess Holdings	196	31,811
MarketWise	11	219
Marqeta, Cl A *	534	9,262
Marsh & McLennan	2,745	520,699
Mastercard, Cl A	4,599	2,635,687
MBIA *	259	1,326
Mechanics Bancorp, Cl A	217	3,643
Medallion Financial	96	954
Mercantile Bank	96	5,768
Merchants Bancorp	121	6,677
Mercury General	152	16,282
Metrocity Bankshares	127	4,493
Metropolitan Bank Holding	67	6,196
MFA Financial REIT ‡	569	5,184
MGIC Investment	1,185	35,597
Mid Penn Bancorp	132	5,061
Midland States Bancorp	110	3,704
Moelis, Cl A	414	27,771
Moody's	838	400,882
Morgan Stanley	6,746	1,419,493
MSCI, Cl A	402	230,040
MVB Financial	66	2,023
Nasdaq	2,870	270,325
National Bank Holdings, Cl A	241	10,409

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Navient	351	$2,945
NB Bancorp	223	5,131
NBT Bancorp	289	15,216
NCR Atleos *	415	19,517
Nelnet, Cl A	75	10,190
NerdWallet, Cl A *	174	1,566
NewtekOne	143	2,121
NI Holdings *	36	545
Nicolet Bankshares	106	18,140
NMI Holdings, Cl A *	426	18,872
Northeast Bank	40	4,967
Northeast Community Bancorp	68	1,816
Northern Trust	1,006	183,283
Northpointe Bancshares	135	2,363
Northrim BanCorp	124	3,287
Northwest Bancshares	824	12,970
Norwood Financial	57	1,937
Oak Valley Bancorp	39	1,321
OceanFirst Financial	474	9,151
Octave Specialty Group *	242	1,307
OFG Bancorp	240	12,687
Old National Bancorp	1,951	51,975
Old Republic International	1,283	55,438
Old Second Bancorp	277	7,005
OneMain Holdings, Cl A	675	42,242
Onity Group *	39	1,430
Oportun Financial *	216	1,197
Oppenheimer Holdings, Cl A	56	5,972
OppFi *	144	1,349
Orange County Bancorp	60	2,295
Orchid Island Capital, Cl A ‡	1,146	7,438
Origin Bancorp	166	9,085
Orrstown Financial Services	104	4,444
Oscar Health, Cl A *	1,388	43,333
Palomar Holdings *	148	19,801
Park National	93	19,358
Parke Bancorp	60	2,049
Pathward Financial	83	7,324
Paymentus Holdings, Cl A *	324	11,048
Payoneer Global *	1,530	10,970
PayPal Holdings	5,111	292,400
Paysafe *	145	1,172
Paysign *	201	1,801
PCB Bancorp	65	1,812
Peapack-Gladstone Financial	92	4,230
Pelagos Insurance Capital	258	6,525
PennyMac Financial Services	168	12,669
PennyMac Mortgage Investment Trust ‡	491	4,630
Peoples Bancorp	198	8,249
Peoples Financial Services	52	3,659
Perella Weinberg Partners, Cl A	372	6,566
Pioneer Bancorp *	59	1,016
Piper Sandler	390	29,562
PJT Partners	128	21,544
Plumas Bancorp	37	2,268
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
PNC Financial Services Group	2,277	$568,954
Ponce Financial Group *	111	2,240
Popular	359	62,900
Porch Group *	574	8,294
PRA Group *	210	3,648
Preferred Bank	65	6,789
Primerica	179	57,273
Primis Financial	130	2,083
Principal Financial Group	1,221	138,828
Priority Technology Holdings *	167	1,086
PROG Holdings	221	9,728
Progressive	3,325	702,972
Prosperity Bancshares	655	49,031
Provident Financial Services	722	17,819
Prudential Financial	1,979	241,596
QCR Holdings	91	9,368
Radian Group	757	29,515
Raymond James Financial	988	173,868
RBB Bancorp	90	2,373
Ready Capital ‡	772	1,104
Red River Bancshares	26	2,614
Redwood Trust ‡	704	3,217
Regional Management	44	1,420
Regions Financial	4,847	150,015
Reinsurance Group of America, Cl A	371	87,871
Remitly Global *	1,025	23,339
RenaissanceRe Holdings	237	75,835
Renasant	520	22,656
Repay Holdings, Cl A *	386	1,544
Republic Bancorp, Cl A	47	4,678
Ridgepost Capital, Cl A	351	3,026
Rithm Capital ‡	3,158	31,201
Rithm Property Trust ‡	40	493
RLI	516	31,600
Robinhood Markets, Cl A *	4,455	385,625
Rocket, Cl A *	5,442	70,199
Root, Cl A *	65	3,520
Ryan Specialty Holdings, Cl A	643	28,395
S&P Global	1,668	687,099
S&T Bancorp	204	10,639
Safety Insurance Group	82	8,478
Seacoast Banking Corp of Florida	548	19,038
SEI Investments	631	64,980
Selective Insurance Group	337	31,944
Selectquote *	785	586
ServisFirst Bancshares	291	26,045
Sezzle *	95	14,701
Shift4 Payments, Cl A *	319	16,907
Shore Bancshares	174	4,263
Sierra Bancorp	67	2,731
Silvercrest Asset Management Group, Cl A	35	360
Simmons First National, Cl A	817	19,273
SiriusPoint *	585	13,835

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Skyward Specialty Insurance Group *	222	$13,309
Slide Insurance Holdings *	317	6,330
SLM	1,001	26,021
SmartFinancial	86	4,506
SoFi Technologies *	7,166	116,877
South Plains Financial	84	3,767
Southern First Bancshares *	50	3,120
Southern Missouri Bancorp	53	4,103
Southside Bancshares	160	5,202
SouthState	551	57,905
Starwood Property Trust ‡	1,996	31,896
State Street	1,482	272,925
StepStone Group, Cl A	450	19,737
Stewart Information Services	171	11,558
Stifel Financial	829	68,732
Stock Yards Bancorp	148	12,595
StoneX Group *	589	45,100
Sunrise Realty Trust ‡	55	431
Synchrony Financial	1,903	144,228
T Rowe Price Group	1,216	135,888
Texas Capital Bancshares	244	24,119
TFS Financial	298	5,486
Third Coast Bancshares *	78	3,420
Timberland Bancorp	42	1,883
Tiptree	133	2,363
Toast, Cl A *	2,902	93,648
Tompkins Financial	73	7,288
Towne Bank	492	18,652
TPG, Cl A	792	34,579
TPG Mortgage Investment Trust ‡	167	1,164
TPG RE Finance Trust ‡	382	3,045
Tradeweb Markets, Cl A	659	66,230
Travelers	1,205	451,104
TriCo Bancshares	154	8,861
Triumph Financial *	129	9,795
Truist Financial	7,008	363,295
Trupanion *	182	4,457
TrustCo Bank NY	96	5,470
Trustmark	312	14,804
TWFG, Cl A *	67	1,796
Two Harbors Investment ‡	591	7,145
UMB Financial	386	56,179
United Bankshares	778	37,694
United Community Banks	677	23,993
United Fire Group	123	6,317
Unity Bancorp	42	2,473
Universal Insurance Holdings	145	6,338
Univest Financial	153	6,769
Unum Group	868	74,743
Upstart Holdings *	474	13,007
US Bancorp	8,785	553,543
USCB Financial Holdings	67	1,472
UWM Holdings	1,593	2,899
Valley National Bancorp	2,697	38,540
Velocity Financial *	66	1,158
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Victory Capital Holdings, Cl A	286	$28,323
Virtu Financial, Cl A	466	27,368
Virtus Investment Partners	35	5,577
Visa, Cl A	9,412	3,446,016
Voya Financial	524	52,101
WaFd	415	15,260
Walker & Dunlop	188	9,342
Washington Trust Bancorp	107	4,171
Waterstone Financial	85	1,744
Webster Financial	915	70,656
Wells Fargo	17,401	1,504,316
WesBanco	539	22,287
West Bancorporation	83	2,328
Westamerica Bancorporation	135	8,120
Western Alliance Bancorp	587	47,248
Western New England Bancorp	100	1,293
Western Union	1,761	11,200
WEX *	195	36,457
White Mountains Insurance Group	14	29,368
Willis Towers Watson PLC	534	179,381
Wintrust Financial	377	60,147
WisdomTree	791	15,322
World Acceptance *	14	2,517
WR Berkley	1,646	119,401
WSFS Financial	290	23,258
Zions Bancorp	829	57,781
		50,500,601
HEALTH CARE — 3.1%
Aardvark Therapeutics *	72	475
Absci *	803	6,247
Acadia Healthcare *	516	15,284
ACADIA Pharmaceuticals *	730	18,885
Accendra Health *	395	1,221
Accuray *	613	164
Aclaris Therapeutics *	776	4,035
Acrivon Therapeutics *	115	173
Actinium Pharmaceuticals *	175	146
Acumen Pharmaceuticals *	221	475
AdaptHealth, Cl A *	613	6,620
Adaptive Biotechnologies *	881	19,884
ADC Therapeutics *	642	674
Addus HomeCare *	104	12,010
ADMA Biologics *	1,282	10,846
Agenus *	204	1,530
agilon health *	70	6,394
Agios Pharmaceuticals *	336	10,087
AirSculpt Technologies *	51	245
Akebia Therapeutics *	1,458	1,925
Alector *	543	820
Align Technology *	394	66,649
Alignment Healthcare *	964	14,315
Alkermes PLC *	933	45,708
Alnylam Pharmaceuticals *	757	155,579
Alphatec Holdings *	667	6,350

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Altimmune *	1,106	$3,141
Alto Neuroscience *	183	4,954
Alumis *	574	16,216
Alvotech *	670	2,760
American Well, Cl A *	75	806
AMN Healthcare Services *	219	7,365
Amylyx Pharmaceuticals *	572	11,617
AnaptysBio *	115	6,136
Anavex Life Sciences *	521	1,433
AngioDynamics *	210	3,106
Anika Therapeutics *	72	1,388
Annexon *	867	4,417
Anteris Technologies Global *	456	3,575
Apogee Therapeutics *	329	44,116
Aquestive Therapeutics *	616	2,276
Arbutus Biopharma *	883	3,832
Arcturus Therapeutics Holdings *	143	824
Arcus Biosciences *	489	13,785
Arcutis Biotherapeutics *	642	17,244
Ardelyx *	1,351	6,687
ArriVent Biopharma *	233	6,948
Arrowhead Pharmaceuticals *	768	65,011
ARS Pharmaceuticals *	319	1,636
Artivion *	263	7,056
Arvinas *	355	2,851
Assembly Biosciences *	61	1,532
Astrana Health *	251	8,926
Atea Pharmaceuticals *	377	1,772
AtriCure *	278	10,497
aTyr Pharma *	537	261
Aura Biosciences *	274	1,921
Avalo Therapeutics *	149	2,719
Aveanna Healthcare Holdings *	495	4,648
Avita Medical *	173	761
Axogen *	297	12,536
Axsome Therapeutics *	244	53,190
Baxter International	2,939	76,884
Beam Therapeutics *	548	13,985
Beta Bionics *	230	2,951
Bicara Therapeutics *	275	7,453
BioAge Labs *	200	1,808
BioCryst Pharmaceuticals *	1,427	12,813
Biohaven *	709	9,572
BioMarin Pharmaceutical *	1,096	65,782
Biomea Fusion *	383	448
Biote, Cl A *	136	306
Bioventus, Cl A *	221	2,911
Black Diamond Therapeutics *	298	504
Boston Scientific *	8,460	395,336
BrightSpring Health Services *	848	50,634
Bruker	590	37,076
Butterfly Network, Cl A *	1,106	7,864
C4 Therapeutics *	607	2,112
Cabaletta Bio *	620	1,662
Candel Therapeutics *	361	3,614
Cardinal Health	1,339	308,010
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
CareDx *	278	$12,151
Caribou Biosciences *	525	767
Caris Life Sciences *	598	9,371
Cartesian Therapeutics *	66	515
Castle Biosciences *	157	4,396
Celcuity *	255	22,027
Celldex Therapeutics *	448	17,051
Century Therapeutics *	768	1,551
Ceribell *	156	2,760
Certara *	637	5,160
Cerus *	1,080	2,322
CG oncology *	421	29,971
Chemed	76	40,451
Cibus, Cl A *	310	598
Claritev, Cl A *	60	1,363
ClearPoint Neuro *	159	2,375
Climb Bio *	197	2,344
Clover Health Investments, Cl A *	2,277	9,495
Codexis *	478	669
Cogent Biosciences *	935	36,400
Coherus Oncology *	732	1,032
Collegium Pharmaceutical *	179	6,335
Compass Therapeutics *	770	1,471
Concentra Group Holdings Parent	676	21,395
CONMED	171	7,917
Contineum Therapeutics, Cl A *	179	2,773
Corbus Pharmaceuticals Holdings *	99	888
CorMedix *	408	3,072
CorVel *	165	9,910
Corvus Pharmaceuticals *	415	5,503
Crescent Biopharma *	120	1,736
Crinetics Pharmaceuticals *	590	49,277
CryoPort *	273	4,120
CVRx *	123	637
Cytek Biosciences *	644	2,718
Cytokinetics *	703	54,222
CytomX Therapeutics *	1,167	3,618
DaVita *	184	44,177
Definitive Healthcare, Cl A *	159	108
Definium Therapeutics *	610	26,547
Delcath Systems *	161	1,967
Denali Therapeutics *	782	18,002
Dentsply Sirona	1,138	15,215
Design Therapeutics *	210	2,558
Dexcom *	2,188	182,589
DiaMedica Therapeutics *	161	1,021
Dianthus Therapeutics *	290	31,007
Disc Medicine, Cl A *	170	13,090
DocGo *	524	341
Doximity, Cl A *	728	15,222
Dyne Therapeutics *	829	20,874
Edgewise Therapeutics *	533	20,483
Editas Medicine, Cl A *	556	1,434
Edwards Lifesciences *	3,280	282,310
Elanco Animal Health *	2,808	74,047

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Embecta	327	$1,190
Enanta Pharmaceuticals *	158	1,991
Encompass Health	560	62,199
Enliven Therapeutics *	290	15,895
Enovis *	320	9,328
Entrada Therapeutics *	182	1,236
Envista Holdings *	903	24,661
Erasca *	1,473	26,735
Eton Pharmaceuticals *	122	5,663
Evolent Health, Cl A *	634	1,959
Evolus *	291	1,699
Exelixis *	1,388	73,606
EyePoint *	469	5,745
Fate Therapeutics *	575	1,409
Filana Therapeutics *	259	262
Foghorn Therapeutics *	204	924
Forte Biosciences *	116	8,886
Fortrea Holdings *	538	10,313
Fulcrum Therapeutics *	377	1,350
Fulgent Genetics *	108	1,787
Galectin Therapeutics *	271	805
GeneDx Holdings, Cl A *	111	7,227
Genelux *	228	670
Geron *	3,650	4,709
GH Research *	296	8,309
Gilead Sciences	7,073	920,975
Glaukos *	321	53,517
Globus Medical, Cl A *	641	50,504
GoodRx Holdings, Cl A *	524	1,609
Gossamer Bio *	1,290	219
GRAIL *	224	15,357
Greenwich Lifesciences *	38	513
Guardant Health *	729	118,091
Guardian Pharmacy Services, Cl A *	106	4,190
Gyre Therapeutics *	101	581
Haemonetics *	262	22,411
Harmony Biosciences Holdings *	278	9,797
Harrow *	178	6,901
Health Catalyst *	383	800
HealthEquity *	470	47,287
HealthStream	133	3,729
Henry Schein *	554	47,506
Heron Therapeutics *	1,020	506
Hims & Hers Health *	1,188	32,991
Hinge Health, Cl A *	287	21,442
Humacyte *	1,149	751
ICON PLC *	433	70,824
ICU Medical *	140	23,591
Ideaya Biosciences *	489	17,360
IDEXX Laboratories *	453	253,259
Immix Biopharma *	231	1,922
Immuneering, Cl A *	298	1,231
ImmunityBio *	2,112	15,143
Immunome *	587	13,360
Immunovant *	486	18,769
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Incyte *	947	$113,185
InfuSystem Holdings *	100	914
Inhibrx Biosciences *	68	5,579
Inmode *	319	4,830
Innoviva *	403	8,451
Inogen *	137	884
Inovio Pharmaceuticals *	464	314
Insmed *	1,220	120,292
Inspire Medical Systems *	162	8,134
Insulet *	394	65,148
Integer Holdings *	193	23,394
Integra LifeSciences Holdings *	381	6,344
Intellia Therapeutics *	661	7,059
Intuitive Surgical *	2,004	708,073
Invivyd *	1,395	746
Ionis Pharmaceuticals *	918	47,525
Iovance Biotherapeutics *	2,385	9,707
IQVIA Holdings *	949	223,034
iRadimed	47	4,270
IRhythm Holdings *	181	21,208
Ironwood Pharmaceuticals, Cl A *	851	3,600
Jade Biosciences *	252	4,977
Janux Therapeutics *	228	3,459
Jasper Therapeutics *	155	98
Jazz Pharmaceuticals PLC *	338	85,467
Joint *	46	381
Journey Medical *	79	503
Kalaris Therapeutics *	47	165
Karyopharm Therapeutics *	126	241
Keros Therapeutics *	103	1,037
Kestra Medical Technologies *	172	3,927
Kiniksa Pharmaceuticals International PLC, Cl A *	238	17,693
Kodiak Sciences *	227	9,439
Korro Bio *	70	726
Krystal Biotech *	150	51,168
Kura Oncology *	495	4,460
Kymera Therapeutics *	385	39,809
Kyntra Bio *	22	147
Kyverna Therapeutics *	267	1,949
Labcorp Holdings	466	144,087
Lantheus Holdings *	362	36,070
Larimar Therapeutics *	381	1,455
LeMaitre Vascular	121	12,260
Lexeo Therapeutics *	403	1,664
Lexicon Pharmaceuticals *	1,234	2,851
Lifecore Biomedical *	151	667
LifeMD *	225	788
LifeStance Health Group *	984	10,312
Ligand Pharmaceuticals *	110	31,629
Liquidia *	391	32,887
LivaNova PLC *	312	25,004
Lunai Bioworks *	23	45
Lyell Immunopharma *	111	1,436
MacroGenics *	354	1,306
Madrigal Pharmaceuticals *	108	50,471

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
MannKind *	1,720	$6,725
Maze Therapeutics *	250	6,730
MBX Biosciences *	202	13,318
Medpace Holdings *	132	76,179
Medtronic PLC	7,316	624,713
Merit Medical Systems *	331	28,138
Merrimack Pharmaceuticals *	53	—
MiMedx Group *	668	2,759
Mineralys Therapeutics *	344	8,779
Mirati Therapeutics *(A)	201	—
Mirum Pharmaceuticals *	322	34,116
Monopar Therapeutics *	28	3,034
Monte Rosa Therapeutics *	456	7,533
MoonLake Immunotherapeutics, Cl A *	301	5,550
Myriad Genetics *	506	1,447
National Research	85	1,658
Nautilus Biotechnology, Cl A *	357	349
Nektar Therapeutics, Cl A *	190	13,427
Neogen *	1,235	14,869
NeoGenomics *	733	11,208
Neumora Therapeutics *	597	961
Neurocrine Biosciences *	566	94,409
Neuronetics *	145	287
NeuroPace *	161	2,075
Newamsterdam Pharma *	425	11,811
Nkarta *	284	594
Novavax *	934	6,837
Novocure *	643	9,542
Nurix Therapeutics *	588	13,647
Nutex Health *	27	3,981
Nuvation Bio *	1,602	10,141
Ocular Therapeutix *	1,155	9,436
Oculis Holding *	307	3,472
Olema Pharmaceuticals *	469	5,370
Omeros *	396	4,689
OmniAb *	542	1,073
Omnicell *	251	8,878
Oncology Institute *	416	2,022
OPKO Health *	1,716	2,265
OptimizeRx *	89	538
Option Care Health *	885	20,382
OraSure Technologies *	385	1,559
Orchestra BioMed Holdings *	262	1,043
Organogenesis Holdings, Cl A *	361	856
ORIC Pharmaceuticals *	512	5,668
Orthofix Medical *	221	2,608
OrthoPediatrics *	99	1,999
Oruka Therapeutics *	303	29,243
Outlook Therapeutics *	603	589
Outset Medical *	101	462
Ovid therapeutics *	915	2,031
Owlet, Cl A *	96	493
P3 Health Partners *	8	80
Pacific Biosciences of California *	1,725	2,415
Pacira BioSciences *	213	5,625
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
PACS Group *	241	$11,088
Palvella Therapeutics *	71	9,872
PDL BioPharma *(A)	64	—
PDS Biotechnology *	311	213
Penumbra *	217	69,698
PepGen *	237	417
Personalis *	392	4,963
Perspective Therapeutics *	582	1,694
Pharvaris *	329	10,732
Phathom Pharmaceuticals *	360	3,150
Phibro Animal Health, Cl A	117	4,251
Phreesia *	326	3,498
Pliant Therapeutics *	330	343
PMV Pharmaceuticals *	295	327
Praxis Precision Medicines *	157	48,329
Precigen *	975	6,113
Prelude Therapeutics *	180	828
Prestige Consumer Healthcare *	267	13,409
Prime Medicine *	587	1,714
Privia Health Group *	647	15,314
PROCEPT BioRobotics *	302	5,623
Progyny *	406	12,639
ProKidney, Cl A *	745	1,147
ProQR Therapeutics *	405	697
Protagonist Therapeutics *	361	49,327
Prothena PLC *	248	2,014
PTC Therapeutics *	466	31,693
Pulmonx *	208	339
Pulse Biosciences *	102	3,583
Puma Biotechnology *	244	1,935
Q32 Bio *	56	878
Quanterix *	235	818
Quantum-Si *	892	635
Quest Diagnostics	627	146,097
RadNet *	400	25,512
Rani Therapeutics Holdings, Cl A *	479	371
Rapport Therapeutics *	181	7,417
Recursion Pharmaceuticals, Cl A *	2,884	8,652
Relmada Therapeutics *	572	3,037
Replimune Group, Cl Rights *	360	4,032
ResMed	827	174,480
Revolution Medicines *	1,144	214,534
Rezolute *	488	2,303
Rhythm Pharmaceuticals *	388	38,509
Rigel Pharmaceuticals *	102	3,755
Roivant Sciences, Cl A *	2,739	92,879
Royalty Pharma PLC, Cl A	2,291	133,863
RxSight *	223	1,340
Sagimet Biosciences, Cl A *	327	2,325
Sanara Medtech *	27	914
SANUWAVE Health *	46	284
Savara *	1,107	6,044
Scholar Rock Holding *	600	28,377
Schrodinger *	361	5,466
Seer, Cl A *	233	517

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Senseonics Holdings *	212	$1,065
Septerna *	171	5,891
Sera Prognostics, Cl A *	174	355
Seres Therapeutics *	42	205
SI-BONE *	240	4,262
SIGA Technologies	235	768
Sight Sciences *	204	1,073
Simulations Plus *	96	1,750
Sionna Therapeutics *	164	7,729
Solventum *	841	71,855
Sotera Health *	1,403	25,058
Spyre Therapeutics *	436	42,872
SS Innovations International *	330	1,313
STAAR Surgical *	170	4,141
STERIS PLC	557	127,219
Stoke Therapeutics *	343	9,899
Strata Critical Medical *	375	1,883
Streamex *	532	378
Strive, Cl B *	341	3,791
Stryker	2,078	676,805
Summit Therapeutics *	770	10,025
Supernus Pharmaceuticals *	315	14,058
Sutro Biopharma *	92	2,226
Syndax Pharmaceuticals *	494	9,411
Tactile Systems Technology *	124	3,493
Talkspace *	687	3,586
Tandem Diabetes Care *	389	7,586
Tango Therapeutics *	731	19,869
Tarsus Pharmaceuticals *	228	13,461
Tectonic Therapeutic *	66	1,850
Tela Bio *	230	168
Teladoc Health *	1,010	6,777
Teleflex	251	34,314
Tempus AI, Cl A *	635	27,858
TG Therapeutics *	845	43,965
Theravance Biopharma *	233	3,928
Third Harmonic Bio *	112	—
Tonix Pharmaceuticals Holding *	77	771
TransMedics Group *	190	14,537
Travere Therapeutics *	518	28,951
Treace Medical Concepts *	155	668
Trevi Therapeutics *	729	13,304
TriSalus Life Sciences *	209	949
TScan Therapeutics *	303	225
Tvardi Therapeutics *	39	82
Tyra Biosciences *	199	6,344
UFP Technologies *	42	10,701
United Therapeutics *	237	122,697
Upstream Bio *	265	1,672
UroGen Pharma *	252	9,636
US Physical Therapy	84	6,641
Vanda Pharmaceuticals *	327	1,668
Varex Imaging *	236	2,641
Vaxcyte *	812	43,913
Veeva Systems, Cl A *	848	172,805
Vera Therapeutics, Cl A *	339	10,882
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Veracyte *	447	$20,705
Verastem *	452	2,622
Vericel *	288	13,236
Verrica Pharmaceuticals *	51	264
Viemed Healthcare *	161	1,879
Viking Therapeutics *	657	20,853
Vir Biotechnology *	802	6,945
Viridian Therapeutics *	551	10,425
Vor BioPharma *	250	5,289
vTv Therapeutics, Cl A *	11	356
WaVe Life Sciences *	777	4,281
Waystar Holding *	675	14,249
West Pharmaceutical Services	401	136,725
X4 Pharmaceuticals *	471	1,873
Xencor *	415	8,387
Xeris Biopharma Holdings *	918	7,417
Zenas Biopharma *	164	5,156
Zentalis Pharmaceuticals *	375	1,778
Zevra Therapeutics *	333	3,167
Zimmer Biomet Holdings	1,103	103,605
Zoetis, Cl A	2,182	168,647
Zymeworks *	285	6,253
		11,420,413
INDUSTRIALS — 9.5%
374Water *	57	124
3M	2,971	523,728
AAON	386	34,333
AAR *	220	30,809
ABM Industries	328	15,714
ACCO Brands	503	2,123
Acuity	172	56,483
ACV Auctions, Cl A *	945	7,078
Advanced Drainage Systems	439	60,793
AEBI Schmidt Holding	209	2,694
AerCap Holdings	906	136,715
AeroVironment *	217	32,413
AerSale *	211	1,308
AGCO	339	34,632
AirJoule Technologies, Cl A *	178	753
Alamo Group	59	9,386
Alaska Air Group *	159	7,545
Albany International, Cl A	161	11,996
Alight, Cl A	120	2,031
Allegiant Travel, Cl A *	38	3,732
Allegion PLC	484	76,182
Allient	86	7,522
Allison Transmission Holdings	470	53,834
Alta Equipment Group *	147	967
Ameresco, Cl A *	189	3,982
American Airlines Group *	946	14,445
American Superconductor *	263	7,724
AMETEK	1,301	314,465
Amprius Technologies *	647	6,211
AO Smith	636	38,243
API Group *	2,162	85,788

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Apogee Enterprises	118	$4,673
Applied Industrial Technologies	208	71,804
ArcBest	125	18,044
Archer Aviation, Cl A *	3,624	16,815
Arcosa	274	39,785
Argan	77	43,923
Armstrong World Industries	239	41,744
Array Technologies *	870	4,541
Astec Industries	129	6,535
Astronics *	179	12,439
Astronics, Cl B *	36	2,471
Asure Software *	133	1,068
ATI *	769	144,141
Atkore	190	13,862
Atmus Filtration Technologies	463	23,905
Automatic Data Processing	2,287	609,394
Avis Budget Group *	99	13,607
Axon Enterprise *	437	230,631
AZZ	162	23,445
Babcock & Wilcox Enterprises *	740	6,897
Barrett Business Services	135	5,270
BlackSky Technology, Cl A *	179	4,126
Blink Charging *	797	412
Bloom Energy, Cl A *	1,520	312,831
Blue Bird *	193	14,357
BlueLinx Holdings *	44	2,386
Boise Cascade	202	15,429
Booz Allen Hamilton Holding, Cl A	680	47,410
Bowman Consulting Group, Cl A *	79	2,121
Brady, Cl A	242	22,813
Bridger Aerospace Group Holdings *	188	365
BrightView Holdings *	401	5,229
Brink's	232	27,480
Broadridge Financial Solutions	663	102,069
Builders FirstSource *	612	40,661
Byrna Technologies *	100	455
Cadre Holdings	174	5,364
Caesarstone *	116	242
Carlisle	229	82,422
Carpenter Technology	277	143,946
Carrier Global	4,463	275,858
Casella Waste Systems, Cl A *	355	31,847
Caterpillar	2,649	2,158,432
CBIZ *	297	16,359
CECO Environmental *	305	20,111
Centuri Holdings *	492	13,697
CH Robinson Worldwide	656	96,911
ChargePoint Holdings *	126	690
China Yuchai International	67	3,160
Cimpress PLC *	95	9,377
Cintas	1,952	399,438
Civeo *	58	1,828
Clarivate PLC *	2,134	4,225
Clean Harbors *	276	86,355
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
CNH Industrial	4,500	$46,125
Columbus McKinnon	160	3,067
Comfort Systems USA	198	342,479
Commercial Vehicle Group *	181	820
CompX International	9	255
Concentrix	291	7,159
Concrete Pumping Holdings *	119	1,158
Conduent *	767	1,204
Construction Partners, Cl A *	243	25,114
Copa Holdings, Cl A	43	6,072
Copart *	5,026	146,357
Core & Main, Cl A *	1,070	47,048
CoreCivic *	545	16,295
Costamare	230	3,583
Costamare Bulkers Holdings *	50	978
Covenant Logistics Group, Cl A	86	3,055
CRA International	34	6,087
Crane	280	59,769
CSW Industrials	93	29,660
CSX	10,562	532,325
Cummins	787	499,116
Curtiss-Wright	209	151,316
Custom Truck One Source *	343	3,481
Deere	1,426	845,147
Delta Air Lines	937	81,931
Deluxe	254	6,571
Distribution Solutions Group *	52	1,798
DLH Holdings *	49	239
DNOW *	1,050	14,819
Donaldson	656	61,821
Douglas Dynamics	128	5,649
Dover	761	155,716
DuPont de Nemours	777	106,403
DXP Enterprises *	73	11,462
Dycom Industries *	168	67,380
Eaton PLC	2,208	916,762
EMCOR Group	250	199,357
Emerson Electric	3,197	478,975
Energy Recovery *	289	2,500
Energy Vault Holdings *	783	2,232
Enerpac Tool Group, Cl A	290	10,365
EnerSys	206	38,326
Ennis	139	3,030
Enovix *	1,080	4,417
Enpro	119	37,356
Enviri *	141	3,127
Eos Energy Enterprises *	1,905	6,439
Equifax	671	115,828
Esab	325	28,122
ESCO Technologies	148	46,663
ESS Tech *	131	98
Eve Holding *	517	1,199
Everus Construction Group *	289	36,249
EVI Industries	34	478
ExlService Holdings *	845	28,671

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Expeditors International of Washington	754	$126,589
Exponent	275	18,384
Falcon's Beyond Global, Cl A *	152	1,511
Fastenal	6,536	311,833
Federal Signal	339	42,358
FedEx	1,245	382,713
Fedex Freight Holding *	624	87,620
Ferguson Enterprises	1,105	258,935
First Advantage *	449	8,908
Fiverr International *	170	1,518
Flowserve	725	55,093
Fluence Energy, Cl A *	374	5,210
flyExclusive *	57	66
Forrester Research *	65	747
Fortive	1,731	102,492
Fortune Brands Innovations	679	33,448
Forward Air *	153	2,150
Franklin Covey *	52	1,115
Franklin Electric	216	22,620
Frontier Group Holdings *	328	2,214
FTAI Aviation	576	118,656
FTAI Infrastructure	600	2,238
FTI Consulting *	164	26,138
FuelCell Energy *	302	6,526
Gates Industrial *	1,422	39,788
GATX	200	35,774
GE Vernova	1,530	1,515,144
Genco Shipping & Trading	205	5,236
Gencor Industries *	59	840
Generac Holdings *	330	65,046
General Electric	5,933	2,136,295
Genpact	955	33,587
GEO Group *	716	22,117
Gibraltar Industries *	167	7,057
Global Industrial	75	2,680
Gorman-Rupp	119	9,662
Grab Holdings, Cl A *	18,727	65,544
Graco	937	74,379
GrafTech International *	122	818
Graham *	60	5,754
Granite Construction	246	29,759
Greenbrier	172	8,471
Griffon	247	21,284
GXO Logistics *	642	32,203
Hayward Holdings *	1,208	18,277
Healthcare Services Group *	388	9,040
Heartland Express	298	3,645
HEICO	241	85,883
HEICO, Cl A	426	109,601
Helios Technologies	188	14,647
Herc Holdings	186	27,926
Hertz Global Holdings *	692	1,097
Hexcel	426	43,857
Hillman Solutions *	1,101	8,665
HireQuest	30	388
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
HNI	387	$17,419
Howmet Aerospace	2,267	639,883
Hub Group, Cl A	319	14,843
Hubbell, Cl B	301	142,238
Hudson Technologies *	211	1,274
Huron Consulting Group *	92	13,963
Hyliion Holdings *	721	2,567
Hyster-Yale	59	1,972
IBEX Holdings *	61	2,156
ICF International	102	8,254
IDEX	420	96,789
IES Holdings *	51	37,972
Illinois Tool Works	1,572	451,085
Ingersoll Rand	2,227	185,687
Innodata *	177	11,121
Innovative Solutions and Support *	88	1,610
Insperity	199	10,071
Insteel Industries	105	3,218
Interface, Cl A	324	11,100
Intuitive Machines, Cl A *	841	10,378
ITT	507	99,362
Janus International Group *	738	3,786
JB Hunt Transport Services	427	116,037
JBT Marel	292	40,433
JELD-WEN Holding *	481	683
JetBlue Airways *	532	3,208
Joby Aviation *	3,482	24,896
Johnson Controls International PLC	3,482	510,670
Kadant	67	20,602
Karat Packaging	49	1,972
Karman Holdings *	635	30,575
Kelly Services, Cl A	164	2,434
Kennametal	432	14,675
Kforce	97	5,507
Kirby *	304	39,867
Knight-Swift Transportation Holdings, Cl A	899	62,507
Korn Ferry	293	24,105
KULR Technology Group *	235	623
L B Foster, Cl A *	55	2,262
Landstar System	192	33,556
LanzaTech Global *	50	278
Legalzoom.com *	911	7,170
Lennox International	179	74,443
Leonardo DRS	431	19,848
Limbach Holdings *	61	4,374
Lincoln Electric Holdings	311	81,267
Lindsay	59	6,538
Liquidity Services *	117	4,561
Loar Holdings *	255	17,455
Louisiana-Pacific	360	26,075
LSI Industries	193	4,514
Lyft, Cl A *	2,075	32,909
Manitowoc *	195	2,701
ManpowerGroup	261	13,682

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Marten Transport	329	$4,866
Masco	1,144	81,773
MasTec *	351	92,348
Masterbrand *	1,131	9,327
Matrix Service *	151	1,752
Matson	168	34,035
Maximus	306	18,436
Mayville Engineering *	74	1,900
McGrath RentCorp	138	15,891
Mercury Systems *	312	30,295
Microvast Holdings *	1,175	948
Middleby *	242	32,326
Midera Food Processing, Cl W *	243	11,652
Miller Industries	63	3,169
MillerKnoll	383	8,625
Mistras Group *	147	2,236
Mobility Global, Cl W *	1,668	33,994
Modine Manufacturing *	296	59,514
MSA Safety	219	41,669
MSC Industrial Direct, Cl A	249	30,727
Mueller Industries	1,234	81,950
Mueller Water Products, Cl A	883	22,287
MYR Group *	87	28,990
NANO Nuclear Energy *	229	3,643
National Presto Industries	29	3,521
Net Power *	169	242
Net Power *	73	104
Nextpower, Cl A *	818	73,514
NLI Holdings	48	276
NN *	232	768
Nordson	300	89,334
Norfolk Southern	1,280	429,414
NPK International *	434	5,421
NuScale Power *	1,803	15,181
nVent Electric PLC	913	140,447
NWPX Infrastructure *	53	6,523
Old Dominion Freight Line	1,091	231,445
Omega Flex	20	589
Onterris *	189	3,967
Openlane *	597	23,737
Orion Group Holdings *	217	2,122
Oshkosh	354	50,413
Otis Worldwide	2,185	157,211
Owens Corning	451	62,644
PACCAR	2,945	390,743
Palladyne AI *	189	988
PAMT *	26	419
Pangaea Logistics Solutions	163	1,240
Park Aerospace	103	3,492
Parker-Hannifin	718	701,149
Park-Ohio Holdings	56	2,236
Parsons *	319	14,103
Paychex	1,833	214,168
Paycom Software	233	38,203
Paylocity Holding *	245	33,784
Pentair PLC	913	59,747
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Perma-Fix Environmental Services *	93	$1,544
Pitney Bowes	737	12,920
Planet Labs PBC *	1,549	31,723
Plug Power *	7,924	16,323
Powell Industries	163	34,015
Power Solutions International *	49	1,353
Preformed Line Products	14	4,998
Primoris Services	297	25,070
Proficient Auto Logistics *	138	944
Proto Labs *	134	10,057
Quad	164	1,704
Quanex Building Products	259	4,621
Quanta Services	849	566,589
QXO *	7,157	95,188
Radiant Logistics *	203	1,673
RBC Bearings *	178	98,133
Red Cat Holdings *	600	4,518
Redwire *	1,089	9,387
Regal Rexnord	378	77,577
Republic Services, Cl A	1,134	238,764
Resideo Technologies *	742	25,451
Resolute Holdings Management *	22	2,723
Resources Connection	165	721
Richtech Robotics, Cl B *	821	1,166
Robert Half	564	21,319
Rocket Lab *	3,301	214,400
Rockwell Automation	639	306,771
Rollins	1,779	67,549
Rush Enterprises, Cl A	342	27,288
Rush Enterprises, Cl B	47	3,653
RXO *	919	18,610
Ryder System	203	52,053
Safe Bulkers	294	2,296
Saia *	151	52,492
Schneider National, Cl B	230	8,220
Sensata Technologies Holding PLC	821	38,004
SES AI *	1,155	636
Shoals Technologies Group, Cl A *	940	8,216
Simpson Manufacturing	234	43,931
SiteOne Landscape Supply *	248	23,421
Skillsoft *	26	185
Sky Harbour Group, Cl A *	121	1,295
SkyWest *	57	6,097
SKYX Platforms *	534	582
Snap-on	288	118,198
Southland Holdings *	43	24
Southwest Airlines	697	31,344
Spire Global, Cl A *	184	2,109
SPX Technologies *	280	61,494
SS&C Technologies Holdings	1,183	91,150
StandardAero *	1,407	41,239
Standex International	68	20,162
Stanley Black & Decker	885	83,703
Stardust Power *	42	23

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Stem *	47	$255
Sterling Infrastructure *	170	101,451
Stratasys *	356	2,784
Sunrun *	1,304	12,792
Symbotic, Cl A *	370	15,928
TAT Technologies *	72	2,801
Tecnoglass	137	5,951
Tennant	101	8,487
Terex	634	39,864
Tetra Tech	1,480	49,077
TIC Solutions *	1,096	8,012
Timken	365	50,206
Titan International *	347	2,505
Titan Machinery *	119	2,022
Toro	548	50,345
Trane Technologies PLC	1,260	573,237
Transcat *	52	4,439
TransDigm Group	318	398,893
TransUnion	1,092	85,853
Trex *	587	25,452
TriNet Group	152	10,006
Trinity Industries	449	14,027
TrueBlue *	160	1,133
TTEC Holdings *	114	284
Tutor Perini	256	21,440
Uber Technologies *	11,596	815,895
UFP Industries	317	27,497
U-Haul Holding *	51	3,616
U-Haul Holding, Cl B	569	35,608
UL Solutions, Cl A	436	39,955
UniFirst	83	24,317
Union Pacific	3,382	987,984
United Airlines Holdings *	462	56,054
United Parcel Service, Cl B	4,251	443,039
United Rentals	356	384,217
Universal Logistics Holdings	38	508
Upwork *	669	6,128
V2X *	176	15,882
Valmont Industries	108	52,024
Veralto	1,344	126,564
Verisk Analytics, Cl A	745	145,163
Verra Mobility, Cl A *	826	4,370
Vertiv Holdings, Cl A	2,157	521,066
Vestis *	623	9,009
Vicor *	139	28,824
Virgin Galactic Holdings *	532	1,357
Voyager Technologies, Cl A *	289	7,089
VSE	151	29,353
Wabash National	221	2,776
Waste Management	2,286	517,893
Watsco	198	61,241
Watts Water Technologies, Cl A	155	53,597
Werner Enterprises	325	12,161
WESCO International	272	93,429
Westinghouse Air Brake Technologies	957	278,353
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Wheels Up Experience *	29	$167
Willdan Group *	82	5,619
Willis Lease Finance	60	4,280
WillScot Holdings, Cl A	1,004	24,377
Woodward	338	121,933
Worthington Enterprises	175	9,837
WW Grainger	253	349,702
Xometry, Cl A *	254	21,773
XPO *	635	127,616
Xylem	1,347	157,559
Zurn Elkay Water Solutions	923	46,621
		34,334,348
INFORMATION TECHNOLOGY — 38.3%
8x8 *	767	1,457
A10 Networks	401	11,858
Accenture PLC, Cl A	3,508	582,047
ACI Worldwide *	567	32,506
ACM Research, Cl A *	298	23,384
Adeia	612	16,310
Adobe *	2,301	576,193
ADTRAN Holdings *	451	3,838
Advanced Energy Industries	213	61,668
Advanced Micro Devices *	9,257	4,407,507
Aehr Test Systems *	170	13,597
Aeluma *	71	1,150
Aeva Technologies *	183	3,210
Agilysys *	146	15,353
Akamai Technologies *	809	93,181
Alarm.com Holdings *	266	14,563
Alkami Technology *	366	6,650
Alpha & Omega Semiconductor *	137	4,348
Ambarella *	236	20,296
Amdocs	606	33,766
American Bitcoin, Cl A *	123	679
Amkor Technology	881	43,935
Amphenol, Cl A	6,974	1,120,722
Amplitude, Cl A *	517	4,591
Amtech Systems *	64	982
Analog Devices	2,778	1,020,665
Appfolio, Cl A *	132	23,785
Appian, Cl A *	212	5,715
Apple	82,314	25,427,618
Applied Digital *	1,428	39,113
Applied Materials	4,508	2,288,576
Applied Optoelectronics *	437	41,218
Arista Networks *	5,957	1,074,345
Arlo Technologies *	598	8,803
Arrow Electronics *	289	62,589
Arteris *	192	5,737
Asana, Cl A *	549	4,568
Astera Labs *	860	267,658
Atlassian, Cl A *	953	96,267
Atomera *	209	1,078
AudioEye *	44	255
Aurora Innovation, Cl A *	9,274	59,817

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Autodesk *	1,202	$281,508
AvePoint *	894	11,649
Aviat Networks *	66	1,352
Avnet	462	41,044
Axcelis Technologies *	172	22,425
AXT *	357	21,573
Backblaze, Cl A *	311	4,267
Badger Meter	162	21,765
Bel Fuse, Cl A	9	2,008
Bel Fuse, Cl B	60	16,318
Belden	219	27,167
Benchmark Electronics	199	15,874
Bentley Systems, Cl B	849	30,089
BigBear.ai Holdings *	2,695	7,519
BILL Holdings *	502	22,655
Bit Digital *	1,818	2,382
Bitdeer Technologies Group, Cl A *	828	8,711
BitMine Immersion Technologies	3,227	55,763
BK Technologies *	17	1,360
Blackbaud *	256	10,957
BlackLine *	306	9,608
Blaize Holdings *	527	416
Blend Labs, Cl A *	1,144	2,036
Box, Cl A *	761	24,010
Brand Engagement Network *	20	234
Braze, Cl A *	487	12,136
Broadcom	26,499	10,315,531
BTCS	197	203
C3.ai, Cl A *	756	6,940
Cadence Design Systems *	1,568	533,151
Calix *	330	11,847
CCC Intelligent Solutions Holdings *	3,215	19,579
CDW	726	107,310
Cerence *	231	1,968
CEVA *	153	4,995
Ciena *	798	300,886
Cipher Mining *	2,218	49,506
Circle Internet Group, Cl A *	1,244	77,887
Cirrus Logic *	288	37,253
Cisco Systems	20,354	2,360,860
Cleanspark *	1,407	19,360
Clear Secure, Cl A	534	29,498
Clearfield *	64	1,937
Climb Global Solutions	99	2,654
Cloudflare, Cl A *	1,794	500,490
Cognex	949	61,913
Cognizant Technology Solutions, Cl A	2,693	149,058
Coherent *	1,062	279,189
Cohu *	255	12,237
Commerce.com *	384	1,202
Commvault Systems *	247	29,097
Comtech Telecommunications *	163	274
Consensus Cloud Solutions *	101	3,676
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Core Scientific *	1,714	$35,514
Corsair Gaming *	262	2,780
CPI Card Group *	34	716
Crane NXT	279	14,494
Credo Technology Group Holding *	939	194,364
Crowdstrike Holdings, Cl A *	5,602	1,069,198
CS Disco *	139	542
CTS	159	10,195
Daily Journal *	5	2,935
Daktronics *	226	4,468
Datadog, Cl A *	1,854	496,816
Datavault AI *	1,994	678
Dell Technologies, Cl C	1,694	686,697
Diebold Nixdorf *	128	9,420
Digi International *	208	14,502
Digimarc *	93	610
Digital Turbine *	648	5,223
DigitalOcean Holdings *	453	53,227
Diodes *	255	20,992
Docusign, Cl A *	1,097	60,148
Dolby Laboratories, Cl A	342	20,113
Domo, Cl B *	213	786
Dropbox, Cl A *	850	27,676
DXC Technology *	948	10,656
Dynatrace *	1,692	74,989
Eastman Kodak *	483	4,057
eGain *	99	675
Elastic *	511	33,619
Enphase Energy *	729	27,367
EPAM Systems *	290	30,612
ePlus	148	13,677
Everforth Inc *	227	6,456
Everpure, Cl A *	1,781	137,440
Everspin Technologies *	106	1,540
Evolv Technologies Holdings *	965	5,336
Exodus Movement *	36	193
Expensify, Cl A *	361	657
Extreme Networks *	758	22,846
F5 *	321	129,225
Fair Isaac *	129	144,863
Fastly, Cl A *	820	18,581
Figma, Cl A *	1,476	35,896
First Solar *	581	122,608
Five9 *	411	11,307
Flex *	2,078	236,372
FormFactor *	441	46,834
Fortinet *	3,519	569,902
Forward Industries *	404	1,628
Frequency Electronics *	38	2,203
Freshworks, Cl A *	1,299	14,750
Gartner *	371	56,028
Gen Digital	3,120	85,644
Gitlab, Cl A *	810	27,953
GlobalFoundries	750	37,492
Globant *	235	8,601

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
GoDaddy, Cl A *	750	$62,055
GPGI, Cl A	992	13,094
Grid Dynamics Holdings *	373	2,570
GSI Technology *	179	1,004
Guidewire Software *	480	72,931
Hackett Group	126	1,351
Harmonic *	610	7,045
Hewlett Packard Enterprise	7,538	361,070
HP	5,200	141,804
HubSpot *	282	66,936
I3 Verticals, Cl A *	120	2,527
Ichor Holdings *	192	14,452
Identiv *	115	304
Immersion	167	1,263
Impinj *	163	24,672
Information Services Group	220	915
Insight Enterprises *	169	21,789
Intapp *	313	10,232
Intel *	23,370	2,107,974
InterDigital	145	44,200
International Business Machines	5,354	1,197,422
inTEST *	67	827
Intuit	1,543	487,696
IonQ *	1,913	69,710
IPG Photonics *	142	12,079
Itron *	249	24,815
Jabil	590	185,880
JFrog *	571	45,560
Kaltura *	435	596
Keysight Technologies *	971	309,827
Kimball Electronics *	135	3,339
KLA	7,614	1,391,992
Klaviyo, Cl A *	784	13,987
Knowles *	477	17,453
Kopin *	1,019	3,587
Kulicke & Soffa Industries	288	25,690
Kyndryl Holdings *	1,262	17,100
Lam Research	7,110	2,083,372
Lantronix *	203	1,092
Lattice Semiconductor *	772	95,936
Life360 *	441	23,836
LightPath Technologies, Cl A *	326	3,381
Lightwave Logic *	836	5,401
Littelfuse	142	62,782
LivePerson *	64	112
LiveRamp Holdings *	348	13,179
Lumentum Holdings *	399	284,862
MACOM Technology Solutions Holdings *	386	97,056
Manhattan Associates *	332	63,532
MARA Holdings *	2,109	23,874
Marvell Technology	4,973	932,736
MaxLinear, Cl A *	476	31,806
Methode Electronics	192	2,686
Microchip Technology	3,026	224,802
Micron Technology	6,414	5,278,914
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Microsoft	42,375	$19,692,510
MicroVision *	1,845	491
Mirion Technologies, Cl A *	1,350	20,223
Mitek Systems *	240	4,008
MKS	382	113,626
Monday.com *	251	21,875
MongoDB, Cl A *	445	150,179
Monolithic Power Systems	269	383,602
Motorola Solutions	944	411,348
N-Able *	406	1,900
Napco Security Technologies	196	7,268
Navitas Semiconductor, Cl A *	1,100	11,946
nCino *	565	10,430
NCR Voyix *	791	6,542
Neonode *	75	63
NetApp	1,120	199,920
NETGEAR *	144	3,479
NetScout Systems *	398	16,187
NextNav *	491	6,437
nLight *	302	20,778
Novanta *	201	28,653
Nutanix, Cl A *	1,475	87,040
NVE	27	3,139
NVIDIA	133,252	26,750,339
NXP Semiconductors	1,439	329,761
Okta, Cl A *	956	135,685
ON Semiconductor *	2,232	182,154
Ondas *	2,699	20,215
OneSpan	196	3,034
Onto Innovation *	281	72,661
Ooma *	137	2,980
Oracle	9,755	1,266,882
OSI Systems *	89	19,704
Ouster *	342	13,341
Pagaya Technologies, Cl A *	375	7,226
PagerDuty *	451	4,772
Palantir Technologies, Cl A *	12,609	1,551,664
Palo Alto Networks *	4,618	1,532,434
PAR Technology *	232	3,932
PC Connection	62	5,191
PDF Solutions *	184	8,481
Pegasystems	507	15,489
Penguin Solutions *	283	14,894
Photronics *	322	9,753
Plexus *	151	37,952
Power Integrations	311	18,881
Powerfleet NJ *	661	2,591
Procore Technologies *	683	37,408
Progress Software *	236	9,579
PTC *	677	92,884
Q2 Holdings *	343	20,878
Qnity Electronics	1,193	156,498
Qorvo *	482	43,655
QUALCOMM	6,079	897,321
Qualys *	198	28,660
Quantum Computing *	1,141	9,242

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Rackspace Technology *	498	$2,057
Ralliant	635	41,510
Rambus *	612	55,710
Rapid7 *	370	3,570
Red Violet *	63	4,371
Rekor Systems *	750	468
ReposiTrak	69	582
Rezolve AI *	1,385	3,366
Ribbon Communications *	520	1,113
Richardson Electronics	69	1,262
Rigetti Computing *	1,816	27,149
Rimini Street *	312	1,501
RingCentral, Cl A	417	23,194
Riot Platforms *	1,981	39,957
Riskified, Cl A *	358	1,858
Roadzen *	270	310
Rogers *	101	12,470
Roper Technologies	583	228,518
Rubrik, Cl A *	866	62,664
SailPoint *	404	6,775
Salesforce	4,509	829,746
Samsara, Cl A *	1,908	71,111
Sandisk *	794	964,575
Sanmina *	294	54,555
ScanSource *	120	6,794
Seagate Technology Holdings PLC	1,276	1,092,422
Semtech *	529	62,327
SentinelOne, Cl A *	1,854	35,337
ServiceNow *	5,855	651,252
ServiceTitan, Cl A *	348	28,905
Silicon Laboratories *	184	40,020
SiTime *	124	66,365
SkyWater Technology *	217	6,694
Skyworks Solutions	854	53,187
SmartRent, Cl A *	879	888
Snowflake, Cl A *	1,870	548,434
SolarEdge Technologies *	339	13,967
SoundHound AI, Cl A *	2,206	13,523
SoundThinking *	55	426
Sprinklr, Cl A *	651	4,140
Sprout Social, Cl A *	296	2,540
SPS Commerce *	207	15,192
Strategy, Cl A *	1,863	173,781
Super Micro Computer *	2,938	83,439
Synaptics *	214	22,967
Synopsys *	1,088	422,971
TD SYNNEX	405	103,558
TE Connectivity PLC	1,661	341,651
Teledyne Technologies *	261	171,104
Telos *	315	1,399
Tenable Holdings *	639	20,857
Teradata *	523	16,208
Teradyne	890	327,244
Terawulf *	2,187	38,622
Texas Instruments	5,188	1,430,539
Thryv Holdings *	231	936
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Trimble *	1,317	$74,516
TSS *	128	1,270
TTM Technologies *	577	66,609
Tucows, Cl A *	39	602
Turtle Beach *	81	992
Twilio, Cl A *	852	168,142
Tyler Technologies *	239	73,994
UiPath, Cl A *	2,305	29,412
Ultra Clean Holdings *	254	21,161
Unisys *	364	1,045
Unity Software *	2,197	69,667
Universal Display	247	19,800
Varonis Systems, Cl B *	623	24,889
Veeco Instruments *	335	16,750
VeriSign	462	133,989
Veritone *	499	544
Vertex, Cl A *	407	5,254
Viant Technology, Cl A *	97	1,142
ViaSat *	733	56,390
Viavi Solutions *	1,303	48,146
Vishay Intertechnology	696	23,817
Vishay Precision Group *	67	6,167
Vistance Networks	1,204	14,135
Vontier	799	25,672
Vuzix *	402	937
Weave Communications *	375	2,452
Western Digital	1,917	1,044,458
Workday, Cl A *	1,179	189,041
Workiva, Cl A *	286	17,103
Xerox Holdings	646	1,906
Xperi *	252	1,943
Yext *	484	2,643
Zebra Technologies, Cl A *	274	80,507
Zeta Global Holdings, Cl A *	1,189	25,682
Zoom Communications, Cl A *	1,454	139,686
Zscaler *	592	89,510
		138,965,972
MATERIALS — 2.3%
AdvanSix	146	2,929
Air Products and Chemicals	1,264	372,741
Albemarle	669	78,701
Alcoa	1,498	67,800
Alpha Metallurgical Resources *	59	8,092
Alto Ingredients *	389	1,852
Amcor	2,628	117,945
American Battery Technology *	727	1,519
American Vanguard *	146	349
AptarGroup	360	48,226
Ardagh Metal Packaging	816	3,860
Arq *	184	363
Ashland	259	18,806
ASP Isotopes *	646	2,584
Aspen Aerogels *	464	2,148
Aura Minerals	198	10,805
Avery Dennison	435	73,833

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Avient	520	$18,886
Axalta Coating Systems *	1,214	43,473
Balchem	183	30,663
Ball	1,513	98,194
Cabot	293	25,790
Celanese, Cl A	635	28,397
Century Aluminum *	388	17,371
CF Industries Holdings	871	109,041
Chemours	850	14,119
Clearwater Paper *	88	1,851
Cleveland-Cliffs *	3,211	36,991
Coeur Mining	5,845	87,149
Commercial Metals	627	43,087
Compass Minerals International *	237	6,954
Constellium, Cl A *	758	21,057
Contango ORE *	167	2,572
Corteva	3,809	299,806
CRH PLC	3,811	362,083
Crown Holdings	634	74,717
Dakota Gold *	640	2,906
Dow	4,099	124,159
Eagle Materials	178	36,479
Eastman Chemical	646	45,188
Ecolab	1,442	400,342
Ecovyst *	611	7,369
Element Solutions	1,302	47,822
Ferroglobe PLC	673	2,140
Flotek Industries *	81	1,907
FMC	707	7,572
Freeport-McMoRan	8,149	510,372
Graphic Packaging Holding	1,667	17,887
Greif, Cl A	138	11,944
Greif, Cl B	27	2,929
Hawkins	110	14,083
HB Fuller	310	17,143
Hecla Mining	3,594	50,747
Huntsman	933	9,106
Hycroft Mining Holding, Cl A *	294	5,742
Idaho Strategic Resources *	85	2,386
Ingevity *	198	14,476
Innospec	140	12,037
International Flavors & Fragrances	1,403	111,146
International Paper	3,011	122,939
Intrepid Potash *	69	2,343
Ivanhoe Electric *	696	6,368
James Hardie Industries PLC *	3,307	86,941
Kaiser Aluminum	86	13,732
Knife River *	315	23,049
Koppers Holdings	104	5,098
Kronos Worldwide	123	740
Lifezone Metals *	188	637
Linde PLC	2,634	1,260,053
LSB Industries *	323	3,514
LyondellBasell Industries, Cl A	1,466	91,009
Magnera *	203	2,690
COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Martin Marietta Materials	341	$179,073
Materion	116	24,457
Mativ Holdings	307	2,680
Metallus *	203	4,084
Mosaic	1,807	39,971
MP Materials *	900	37,233
Myers Industries	209	7,139
NewMarket	45	38,257
Newmont	6,082	569,944
NioCorp Developments *	680	2,893
Nucor	1,253	322,384
O-I Glass, Cl I *	854	6,106
Olin	648	11,994
Origin Materials *	28	27
Packaging Corp of America	499	122,674
Perimeter Solutions *	847	25,927
PPG Industries	1,275	140,913
PureCycle Technologies *	926	5,899
Quaker Chemical	77	12,360
Ramaco Resources, Cl A *	239	2,192
Ramaco Resources, Cl B *	40	260
Ranpak Holdings, Cl A *	267	1,367
Rayonier Advanced Materials *	367	3,285
Reliance	289	117,363
Royal Gold	483	95,803
RPM International	717	76,769
Ryerson Holding	254	7,054
Scotts Miracle-Gro, Cl A	246	16,157
Sensient Technologies	239	29,557
Sherwin-Williams	1,306	445,150
Silgan Holdings	501	20,030
Smurfit Westrock PLC	2,974	136,715
Solesence *	105	87
Sonoco Products	557	31,393
Steel Dynamics	766	192,465
Stepan	123	7,889
SunCoke Energy	479	4,062
Sylvamo	188	7,033
Tredegar *	153	1,161
TriMas	193	7,707
Tronox Holdings PLC, Cl A	672	3,924
United States Antimony *	707	3,585
United States Lime & Minerals	61	6,728
US Gold *	77	999
USA Rare Earth *	1,101	16,460
Vulcan Materials	739	198,473
Warrior Met Coal	296	23,505
Westlake	201	14,171
Worthington Steel	211	7,598
		8,242,706
REAL ESTATE — 2.4%
Acadia Realty Trust ‡	760	17,077
AGNT	529	2,142
Agree Realty ‡	672	52,282
AH Realty Trust ‡	451	3,139

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Alexander's ‡	12	$3,060
Alpine Income Property Trust ‡	87	1,756
American Assets Trust ‡	262	6,181
American Healthcare REIT ‡	1,086	60,382
American Homes 4 Rent, Cl A ‡	1,901	63,531
American Tower ‡	2,653	459,924
Americold Realty Trust ‡	1,625	22,896
Apartment Investment and Management, Cl A ‡	766	2,061
Apple Hospitality ‡	1,200	19,812
AvalonBay Communities ‡	791	146,818
Braemar Hotels & Resorts ‡	338	767
Brandywine Realty Trust ‡	947	2,879
Brixmor Property Group ‡	1,736	54,701
Broadstone Net Lease, Cl A ‡	1,071	22,930
BRT Apartments ‡	59	880
BXP ‡	899	63,038
Camden Property Trust ‡	588	65,156
CareTrust ‡	1,263	52,970
CBL & Associates Properties ‡	89	5,225
CBRE Group, Cl A *	1,656	243,117
Centerspace ‡	95	5,210
Chatham Lodging Trust ‡	261	3,479
Clipper Realty ‡	31	87
Compass, Cl A *	4,135	47,095
COPT Defense Properties ‡	646	24,522
CoStar Group *	2,300	66,139
Cousins Properties ‡	928	29,278
Crown Castle ‡	2,480	189,224
CTO Realty Growth ‡	184	4,042
CubeSmart ‡	1,289	53,442
Curbline Properties ‡	551	16,883
DiamondRock Hospitality ‡	1,155	15,292
Digital Realty Trust ‡	1,990	375,155
Douglas Elliman *	393	664
Douglas Emmett ‡	928	10,969
Easterly Government Properties, Cl A ‡	250	6,095
EastGroup Properties ‡	303	63,330
Elme Communities ‡	500	805
Empire State Realty Trust, Cl A ‡	801	4,053
EPR Properties ‡	426	26,442
Equinix ‡	561	571,816
Equity LifeStyle Properties ‡	1,095	71,252
Equity Residential ‡	2,096	139,279
Essential Properties Realty Trust ‡	1,228	38,424
Essex Property Trust ‡	364	103,427
Extra Space Storage ‡	1,193	176,612
Farmland Partners ‡	220	2,057
Federal Realty Investment Trust ‡	489	60,680
First Industrial Realty Trust ‡	754	49,643
Five Point Holdings, Cl A *	357	1,853
Forestar Group *	110	3,096
Four Corners Property Trust ‡	620	15,872
Franklin Street Properties ‡	516	234
FrontView REIT ‡	121	2,461
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
FRP Holdings *	64	$1,428
Getty Realty ‡	343	11,710
Gladstone Commercial ‡	273	3,412
Global Net Lease ‡	1,200	10,464
Healthcare Realty Trust, Cl A ‡	1,955	41,075
Highwoods Properties ‡	623	20,640
Host Hotels & Resorts ‡	3,857	96,926
Howard Hughes Holdings *	177	11,314
Hudson Pacific Properties *‡	308	4,243
Independence Realty Trust ‡	1,337	22,234
Industrial Logistics Properties Trust ‡	316	2,721
InvenTrust Properties ‡	442	15,651
Invitation Homes ‡	3,193	94,896
Iron Mountain ‡	1,586	194,000
JBG SMITH Properties ‡	312	4,384
Jones Lang LaSalle *	259	91,953
Kilroy Realty ‡	653	25,349
Kimco Realty ‡	3,758	95,754
Kite Realty Group Trust ‡	1,148	32,856
Lamar Advertising, Cl A ‡	486	77,741
Landbridge, Cl A	118	9,147
Lineage ‡	405	17,160
LTC Properties ‡	277	11,146
LXP Industrial Trust ‡	328	19,830
Macerich ‡	1,479	38,217
Marcus & Millichap	134	4,120
Maui Land & Pineapple *	43	746
Mid-America Apartment Communities ‡	659	87,212
Millrose Properties, Cl A ‡	872	24,399
National Health Investors ‡	265	20,312
NET Lease Office Properties ‡	84	983
NETSTREIT ‡	553	11,862
Newmark Group, Cl A	838	12,566
NexPoint Diversified Real Estate Trust ‡	207	936
NexPoint Residential Trust ‡	121	3,159
NNN REIT ‡	1,073	50,989
Offerpad Solutions *	21	82
Omega Healthcare Investors ‡	1,695	85,818
One Liberty Properties ‡	90	2,188
Opendoor Technologies *	4,491	16,931
Orion Properties ‡	311	821
Outfront Media ‡	929	29,602
Park Hotels & Resorts ‡	1,051	15,828
Pebblebrook Hotel Trust ‡	632	12,071
Phillips Edison ‡	714	30,338
Piedmont Realty Trust, Cl A *‡	705	6,831
Postal Realty Trust, Cl A ‡	149	3,433
Prologis ‡	5,302	766,722
Public Storage ‡	955	309,667
Rayonier ‡	1,703	37,096
RE/MAX Holdings, Cl A *	74	670
Realty Income ‡	5,310	339,150
Regency Centers ‡	1,038	83,341

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Rexford Industrial Realty ‡	1,282	$48,421
RLJ Lodging Trust ‡	778	9,531
RMR Group, Cl A	88	1,676
Ryman Hospitality Properties ‡	343	45,842
Sabra Health Care ‡	1,410	29,850
Safehold ‡	317	5,129
Saul Centers ‡	76	2,589
SBA Communications, Cl A ‡	599	108,407
Seaport Entertainment Group *	42	1,102
Seritage Growth Properties *	203	489
Service Properties Trust ‡	680	5,459
Simon Property Group ‡	1,767	405,297
SITE Centers ‡	285	1,220
SL Green Realty ‡	406	21,490
Smartstop Self Storage REIT ‡	315	10,565
St. Joe	232	14,440
STAG Industrial ‡	1,090	41,703
Star Holdings *	66	618
Stratus Properties	40	784
Strawberry Fields REIT ‡	43	611
Summit Hotel Properties ‡	593	4,080
Sun Communities ‡	694	85,695
Sunstone Hotel Investors ‡	1,066	12,547
Tanger ‡	636	25,860
Tejon Ranch *	125	2,116
Terreno Realty ‡	594	42,560
Transcontinental Realty Investors *	7	286
UDR ‡	1,849	70,558
UMH Properties ‡	435	6,573
Urban Edge Properties ‡	720	16,315
Vornado Realty Trust ‡	970	38,208
Welltower ‡	4,025	943,621
Weyerhaeuser ‡	4,099	102,598
WP Carey ‡	1,251	92,074
Xenia Hotels & Resorts ‡	523	10,763
Zillow Group, Cl A *	233	8,083
Zillow Group, Cl C *	920	31,335
		8,712,255
UTILITIES — 2.4%
AES	4,036	59,248
Alliant Energy	1,467	103,834
Ameren	1,570	172,088
American Electric Power	3,074	393,011
American States Water	222	19,012
American Water Works	1,104	148,124
Artesian Resources, Cl A	52	1,786
Atmos Energy	940	162,413
Avista	468	18,931
Black Hills	432	30,763
Cadiz *	317	948
California Water Service Group	340	17,037
CenterPoint Energy	3,701	155,590
Chesapeake Utilities	134	17,792
Clearway Energy, Cl C	686	21,767
COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
CMS Energy	1,752	$126,126
Consolidated Edison	2,096	228,150
Consolidated Water	86	2,511
Constellation Energy	1,777	466,907
Dominion Energy	5,006	346,265
DTE Energy	1,032	146,410
Duke Energy	4,425	555,028
Edison International	2,190	160,680
Entergy	2,604	280,242
Essential Utilities	1,607	64,039
Evergy	1,277	106,004
Eversource Energy	2,140	153,203
Exelon	5,833	267,268
FirstEnergy	3,120	150,727
Genie Energy, Cl B	114	1,586
Global Water Resources	78	558
H2O America	196	12,021
Hallador Energy *	190	2,702
Hawaiian Electric Industries *	924	11,938
IDACORP, Cl Rights	314	44,874
MDU Resources Group	1,154	23,022
MGE Energy	209	16,622
Middlesex Water	103	5,902
Montauk Renewables *	332	568
National Fuel Gas	537	44,200
New Jersey Resources	571	33,055
NextEra Energy	11,883	1,032,870
NiSource	2,725	121,072
Northwest Natural Holding	236	11,545
Northwestern Energy Group	348	23,921
NRG Energy	1,216	163,297
OGE Energy	1,173	55,542
Oklo, Cl A *	835	32,423
ONE Gas	354	27,488
Ormat Technologies	339	33,080
Otter Tail	235	20,779
PG&E	12,527	217,719
Pinnacle West Capital	688	69,481
Portland General Electric	714	35,222
PPL	4,102	144,431
Public Service Enterprise Group	2,839	217,694
Pure Cycle *	120	1,261
Sempra	3,725	329,849
Southern	6,397	604,772
Southwest Gas Holdings	389	34,777
Spire	322	25,715
Star Group	152	1,906
Talen Energy *	258	86,198
TXNM Energy	626	36,258
UGI	1,221	44,103
Unitil	101	5,448
Vistra	1,913	283,487
WEC Energy Group	1,854	202,865
Xcel Energy	3,552	277,766
XPLR Infrastructure *	534	6,355

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
York Water	92	$2,849
		8,723,125
Total Common Stock
(Cost $241,465,212)		352,605,858

RIGHTS — 0.0%
	Number Of Rights
AbioMed*‡‡(A)	101	—
Akouos*‡‡	41	—
Alibero Pharma*‡‡(A)	36	—
Alkermes PLC*‡‡	485	310
Applied Therapeutics*‡‡	629	6
Archimed SAS*‡‡	1,444	—
Blueprint Medicines*‡‡(A)	286	132
Concentra Biosciences*‡‡(A)	66	1
Concentra Biosciences*‡‡	164	15
Concentra Bisociences CVR*‡‡	606	1
Concert Pharmaceuticals*‡‡(A)	89	—
CyberArk Software*‡‡	255	11,475
Day One Biopharmaceutical*‡‡(A)	23	94
Flexion Therapeutics*‡‡(A)	42	—
Gilead Sciences*‡‡	317	—
Icosavax*‡‡(A)	105	—
Industrial Advisor*‡‡	220	—
RIGHTS — continued
	Number Of Rights	Value
Inhibrx*‡‡(A)	132	$—
Ligand Pharmaceuticals*‡‡	65	—
MannKind*‡‡(A)	171	55
Novartis*‡‡	104	—
Novo Nordisk*‡‡	356	231
Pfizer*‡‡(A)	288	1,426
Poseida Therapeutics*‡‡(A)	286	143
Prevail Therapeutics*‡‡(A)	16	—
Roche Holding*‡‡(A)	658	—
Sage Therapeutics*‡‡(A)	248	45
Sanofi*‡‡(A)	138	7
TPG*‡‡	1,187	—
Verve Therapeutics*‡‡(A)	321	202
Xoma Royalty*‡‡(A)	138	19
Zimmer Biomet Holdings*‡‡(A)	206	19

Total Rights
(Cost $11,475)		14,181
Total Investments in Securities— 97.1%
(Cost $241,476,687)		$352,620,039

Percentages are based on Net Assets of $363,253,314.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

A list of the open OTC swap agreements held by the Fund at July 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL219 BASKET SWAP	FEDL01+ 0.75%	Asset Return	Annually	08/19/2027	USD	10,349,429	$(7,801)	$–	$(7,801)
								$(7,801)	$–	$(7,801)

*The following table represents the individual common stock exposures comprising the WFCBL219 Custom Basket Total Return Swaps as of July 31, 2026:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
103	3M Co	19,091	(14)	0.2
122	Accenture PLC	21,212	(16)	0.2
80	Adobe Inc	20,997	(16)	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
322	Advanced Micro Devices Inc	160,822	(121)	1.6
32	Aercap Holdings NV	4,985	(4)	0.0
52	Affirm Holdings	3,890	(3)	0.0
44	Air Products And Chemicals Inc	13,587	(10)	0.1
73	Airbnb Inc	11,537	(9)	0.1
28	Akami Technologies	3,396	(3)	0.0
51	Alliant Energy Corp	3,786	(3)	0.0
50	Allstate Corp/The	13,888	(10)	0.1
26	Alnylam Pharmaceuticals Inc	5,674	(4)	0.0
1,148	Alphabet Inc, Class A	428,441	(323)	4.1
929	Alphabet Inc, Class C	346,948	(262)	3.4
91	Amcor PLC	4,299	(3)	0.0
55	Ameren Corp	6,272	(5)	0.1
107	American Electric Power Co Inc	14,322	(11)	0.1
105	American Express Co	37,012	(28)	0.4
106	American International Group Inc	8,695	(7)	0.1
92	American Tower Corp	16,733	(13)	0.2
38	American Water Works Co Inc	5,401	(4)	0.0
45	Ametek Inc	11,458	(9)	0.1
243	Amphenol Corp	40,847	(31)	0.4
97	Analog Devices Inc	37,185	(28)	0.4
145	Annaly Capital	3,453	(3)	0.0
41	Aon PLC	15,559	(12)	0.2
80	Apollo Global Management Inc	10,489	(8)	0.1
2,864	Apple Inc	926,761	(699)	9.0
54	Applovin Corp	22,503	(17)	0.2
67	Arch Capital Group Ltd	7,019	(5)	0.1
95	Archer-Daniels-Midland Co	7,881	(6)	0.1
41	Ares Management Corp	5,514	(4)	0.1
207	Arista Networks Inc	39,124	(29)	0.4
50	Arthur J Gallagher & Co	13,184	(10)	0.1
30	Astera Labs	9,757	(7)	0.1
1,377	AT&T Inc	33,541	(25)	0.3
27	Ati Inc	5,258	(4)	0.1
33	Atmos Energy Corp	5,918	(4)	0.1
42	Autodesk Inc	10,260	(8)	0.1
80	Automatic Data Processing Inc	22,206	(17)	0.2
28	Avalonbay Communities Inc	5,350	(4)	0.1
197	Baker Hughes Co	12,456	(9)	0.1
53	Ball Corp	3,580	(3)	0.0
1,311	Bank Of America Corp	85,098	(64)	0.8
134	Bank Of New York	22,022	(17)	0.2
275	Berkshire Hathaway Inc	147,361	(111)	1.4
39	Best Buy	3,486	(3)	0.0
154	Blackstone Inc	20,615	(16)	0.2
105	Block Inc	8,898	(7)	0.1
53	Bloom Energy Corp	11,403	(9)	0.1
153	Booking Holdings Inc	30,956	(23)	0.3
294	Boston Scientific Corp	14,408	(11)	0.1
922	Broadcom Inc	375,976	(283)	3.6
23	Broadridge Financial Solutions	3,720	(3)	0.0
58	Brown & Brown Inc	4,304	(3)	0.0
32	Bunge Global S.A.	3,518	(3)	0.0
12	Burlington Stores Inc	4,769	(4)	0.1
55	Cadence Design Systems Inc	19,439	(15)	0.2
123	Capital One Financial Corp	26,940	(20)	0.3
47	Cardinal Health Inc	11,223	(8)	0.1
226	Carnival Corp	6,598	(5)	0.1
155	Carrier Global Corp	10,055	(8)	0.1
133	Carvana Co	8,702	(7)	0.1
21	Cboe Global Markets Inc	6,737	(5)	0.1
58	CBRE Group Inc	8,858	(7)	0.1
25	Cdw Corp	3,912	(3)	0.0

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
129	Centerpoint Energy Inc	5,672	(4)	0.1
30	Cf Industries Holdings Inc	3,975	(3)	0.0
23	Ch Robinson Worldwide Inc	3,534	(3)	0.0
323	Charles Schwab Corp/The	35,617	(27)	0.4
41	Cheniere Energy Inc	11,226	(8)	0.1
368	Chevron Corp	75,791	(57)	0.7
253	Chipotle Mexican Grill Inc	9,876	(7)	0.1
70	Chubb Ltd	25,663	(19)	0.2
28	Ciena Corp	10,965	(8)	0.1
30	Cincinnati Financial Corp	5,606	(4)	0.1
68	Cintas Corp	14,560	(11)	0.1
708	Cisco Systems Inc	86,051	(65)	0.8
339	Citigroup Inc	47,035	(35)	0.5
79	Citizens Financial Group Inc	5,906	(4)	0.1
62	Cloudflare Inc	18,241	(14)	0.2
72	Cme Group Inc	20,109	(15)	0.2
61	Cms Energy Corp	4,597	(3)	0.0
698	Coca-Cola Co/The	64,077	(48)	0.6
94	Cognizant Technology Solutions	5,433	(4)	0.1
37	Coherent Corp	10,185	(8)	0.1
43	Coinbase Global Inc	6,566	(5)	0.1
159	Colgate-Palmolive Co	15,188	(11)	0.1
702	Comcast Corp	17,625	(13)	0.2
242	ConocoPhillips	30,548	(23)	0.3
73	Consolidated Edison Inc	8,319	(6)	0.1
27	Constellation Brands Inc	3,639	(3)	0.0
62	Constellation Energy Corp	17,011	(13)	0.2
175	Copart Inc	5,333	(4)	0.1
13	Corpay Inc	5,052	(4)	0.1
133	Corteva Inc	10,927	(8)	0.1
33	Credo Technology Group Holding	7,085	(5)	0.1
133	CRH PLC	13,197	(10)	0.1
195	Crowdstrike Holdings Inc	38,962	(29)	0.4
86	Crown Castle Inc	6,893	(5)	0.1
367	CSX Corp	19,403	(15)	0.2
23	Darden Restaurants Inc	4,832	(4)	0.1
65	Datadog Inc	18,112	(14)	0.2
59	Dell Technologies Inc	25,021	(19)	0.2
225	Devon Energy Corp	10,628	(8)	0.1
76	Dexcom Inc	6,656	(5)	0.1
39	Diamondback Energy Inc	8,241	(6)	0.1
69	Digital Realty Trust Inc	13,673	(10)	0.1
43	Dollar General Corp	5,789	(4)	0.1
37	Dollar Tree Inc	4,883	(4)	0.1
174	Dominion Energy Inc	12,620	(10)	0.1
71	Doordash Inc	14,630	(11)	0.1
27	Dover Corp	5,687	(4)	0.1
143	Dow Inc	4,525	(3)	0.0
51	Dr Horton Inc	7,569	(6)	0.1
36	Dte Energy Co	5,333	(4)	0.1
154	Duke Energy Corp	20,229	(15)	0.2
27	Dupont De Nemours Inc	3,876	(3)	0.0
27	East West Bancorp	3,695	(3)	0.0
77	Eaton Corp PLC	33,412	(25)	0.3
89	Ebay Inc	10,583	(8)	0.1
50	Ecolab Inc	14,589	(11)	0.1
76	Edison International	5,858	(4)	0.1
114	Edwards Lifesciences Corp	10,288	(8)	0.1
50	Electronic Arts Inc	10,901	(8)	0.1
111	Emerson Electric Co	17,454	(13)	0.2
91	Entergy Corp	10,214	(8)	0.1
106	EOG Resources Inc	16,508	(12)	0.2
123	EQT Corp	6,875	(5)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
23	Equifax Inc	4,228	(3)	0.0
73	Equity Residential	5,078	(4)	0.1
13	Essex Properties	3,765	(3)	0.0
48	Estee Lauder Cos Inc/The	4,240	(3)	0.0
9	Everest Group	3,449	(3)	0.0
44	Evergy Inc	3,863	(3)	0.0
62	Everpure Inc	5,009	(4)	0.1
74	Eversource Energy	5,584	(4)	0.1
203	Exelon Corp	9,737	(7)	0.1
47	Expand Energy Corp	4,663	(4)	0.1
22	Expedia Group Inc	6,931	(5)	0.1
26	Expeditors International Of WA	4,609	(3)	0.0
42	Extra Space Storage Inc	6,436	(5)	0.1
822	Exxon Mobil Corp	133,785	(101)	1.3
11	F5 Inc.	4,713	(4)	0.1
227	Fastenal Co	11,364	(9)	0.1
43	Fedex Corp	13,952	(11)	0.1
22	Fedex Freight	3,189	(2)	0.0
38	Ferguson Enterprises Inc	9,443	(7)	0.1
102	Fidelity National Information	4,804	(4)	0.0
179	Fifth Third Bancorp	10,000	(8)	0.1
20	First Solar Inc	4,462	(3)	0.0
109	Firstenergy Corp	5,494	(4)	0.0
97	Fiserv Inc	5,458	(4)	0.1
72	Flex Ltd	8,611	(6)	0.1
779	Ford Motor Co	11,976	(9)	0.1
122	Fortinet Inc	20,777	(16)	0.2
60	Fortive Corp	3,734	(3)	0.0
284	Freeport-Mcmoran Inc	18,603	(14)	0.2
20	Ftai Aviation Ltd	4,319	(3)	0.0
32	Garmin Ltd	10,002	(8)	0.1
206	General Electric Co	77,858	(59)	0.8
105	General Mills Inc	3,950	(3)	0.0
179	General Motors Co	16,621	(13)	0.2
27	Genuine Parts Co.	3,543	(3)	0.0
246	Gilead Sciences Inc	33,559	(25)	0.3
46	Global Payments Inc.	4,018	(3)	0.0
25	Guardant Health	4,304	(3)	0.0
149	Halliburton Co	5,019	(4)	0.1
54	Hartford Insurance Group Inc/T	8,050	(6)	0.1
15	Heico Corp	3,996	(3)	0.0
29	Hershey Co/The	5,296	(4)	0.0
262	Hewlett Packard Enterprise Co	13,160	(10)	0.1
44	Hilton Worldwide Holdings Inc	14,876	(11)	0.1
198	Home Depot Inc/The	68,686	(52)	0.7
134	Host Hotel	3,533	(3)	0.0
79	Howmet Aerospace Inc	23,266	(18)	0.2
181	Hp Inc.	5,168	(4)	0.1
10	Hubbell Inc	5,188	(4)	0.1
400	Huntington Bancshares Inc/OH	7,149	(5)	0.1
15	Idex Corp	3,535	(3)	0.0
55	Illinois Tool Works Inc	16,445	(12)	0.2
33	Incyte Corp	4,123	(3)	0.0
77	Ingersoll Rand Inc	6,767	(5)	0.1
42	Insmed Inc.	4,387	(3)	0.0
814	Intel Corp	76,881	(58)	0.7
86	Interactive Brokers Group Inc	7,902	(6)	0.1
112	Intercontinental Exchange Inc	17,843	(13)	0.2
186	International Business Machine	43,640	(33)	0.4
49	International Flavors And Fragrances	4,052	(3)	0.0
105	International Paper Co	4,477	(3)	0.0
54	Intuit Inc.	17,782	(13)	0.2
70	Intuitive Surgical Inc	25,801	(19)	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
111	Invitation Homes	3,459	(3)	0.0
33	Iqvia Holdings Inc	8,127	(6)	0.1
55	Iron Mountain Inc	7,068	(5)	0.1
18	Itt Inc.	3,621	(3)	0.0
21	Jabil Inc	6,776	(5)	0.1
15	Jb Hunt Trans	4,221	(3)	0.0
121	Johnson Controls International	18,612	(14)	0.2
525	JPMorgan Chase & Co	193,650	(146)	1.9
375	Kenvue Inc	7,565	(6)	0.1
257	Keurig Dr Pepper Inc	8,388	(6)	0.1
215	Keycorp	5,089	(4)	0.0
34	Keysight Technologies Inc	11,292	(9)	0.1
66	Kimberly-Clark Corp	7,522	(6)	0.1
131	Kimco Realty Inc.	3,490	(3)	0.0
384	Kinder Morgan Inc	12,956	(10)	0.1
136	Kkr & Co Inc	14,432	(11)	0.1
260	KLA Corp	49,719	(37)	0.5
170	Kraft Heinz Co/The	4,592	(3)	0.0
111	Kroger Co/The	6,692	(5)	0.1
16	Labcorp Holdings Inc	5,261	(4)	0.1
247	Lam Research Corp	75,937	(57)	0.7
27	Lattice Semiconductors	3,500	(3)	0.0
41	Lennar Corp	3,500	(3)	0.0
44	Liberty Media Corp-Liberty For	4,473	(3)	0.0
32	Live Nation Entertainment Inc	5,771	(4)	0.0
34	Loews Corp	4,076	(3)	0.0
111	Lowe’S Cos Inc	24,164	(18)	0.2
16	LPL Financial Holdings Inc	5,817	(4)	0.1
29	M&T Bank Corp	7,415	(6)	0.1
13	Macom Technology	3,534	(3)	0.0
58	Marathon Petroleum Corp	19,307	(15)	0.2
42	Marriott International Inc/MD	16,229	(12)	0.2
95	Marsh & Mclennan Cos Inc	18,977	(14)	0.2
173	Marvell Tecnology Inc.	33,990	(26)	0.3
40	Masco Corp	2,983	(2)	0.0
12	Mastec Inc	3,368	(3)	0.0
141	Mcdonald’S Corp	39,977	(30)	0.4
255	Medtronic PLC	22,771	(17)	0.2
436	Meta Platforms Inc	254,043	(191)	2.5
105	Microchip Technology Inc	8,193	(6)	0.1
223	Micron Technology Inc	192,088	(145)	1.9
1,473	Microsoft Corp	717,307	(541)	6.9
13	Mks Inc.	4,137	(3)	0.0
254	Mondelez International Inc	16,575	(12)	0.2
15	Mongodb Inc	5,463	(4)	0.1
139	Monster Beverage Corp	14,003	(11)	0.1
235	Morgan Stanley	51,714	(39)	0.5
33	Motorola Solutions Inc	14,993	(11)	0.1
100	Nasdaq Inc	9,854	(7)	0.1
39	Netapp Inc	7,290	(5)	0.1
830	Netflix Inc	62,329	(47)	0.6
20	Neuroscrine Bioscience	3,441	(3)	0.0
212	Newmont Corp	20,771	(16)	0.2
413	Nextera Energy Inc	37,642	(28)	0.4
233	Nike Inc	10,173	(8)	0.1
95	Nisource Inc	4,411	(3)	0.0
45	Norfolk Southern Corp	15,652	(12)	0.2
35	Northern Trust Corp	6,678	(5)	0.1
42	NRG Energy Inc	5,954	(4)	0.1
44	Nucor Corp	11,754	(9)	0.1
32	Nvent Electric Plc	5,117	(4)	0.1
4,638	Nvidia Corp	975,311	(735)	9.4
50	NXP Semiconductors Nv	12,010	(9)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
165	O’Reilly Automotive Inc	15,417	(12)	0.2
143	Occidental Petroleum Corp	8,577	(6)	0.1
33	Okta Inc.	4,947	(4)	0.1
38	Old Dominion Freight Line Inc	8,431	(6)	0.1
56	Omnicom Group Inc	4,620	(3)	0.0
78	On Semiconductor Corp	6,638	(5)	0.1
125	Oneok Inc	11,870	(9)	0.1
339	Oracle Corp	46,176	(35)	0.5
76	Otis Worldwide Corp	5,731	(4)	0.1
102	Paccar Inc	14,240	(11)	0.1
17	Packaging Corp Of America	4,471	(3)	0.0
439	Palantir Technologies Inc	56,554	(43)	0.6
161	Palo Alto Networks Inc	55,862	(42)	0.5
64	Paychex Inc	7,804	(6)	0.1
178	Paypal Holdings Inc	10,656	(8)	0.1
271	Pepsico Inc	39,562	(30)	0.4
29	Performnce Food Group	3,488	(3)	0.0
436	PG&E Corp	7,935	(6)	0.1
79	Phillips 66	17,599	(13)	0.2
79	Pnc Financial Services Group I	20,739	(16)	0.2
44	PPG Industries Inc	5,134	(4)	0.1
143	PPL Corp	5,264	(4)	0.1
42	Principal Financial Group Inc	5,060	(4)	0.1
462	Procter & Gamble Co/The	69,878	(53)	0.7
116	Progressive Corp/The	25,617	(19)	0.2
185	Prologis Inc	27,951	(21)	0.3
69	Prudential Financial Inc	8,799	(7)	0.1
99	Public Service Enterprise Group	7,934	(6)	0.1
31	Public Storage	10,611	(8)	0.1
38	Pultegroup Inc	4,974	(4)	0.1
42	Qnity Electronics	5,703	(4)	0.1
211	Qualcomm Inc	32,702	(25)	0.3
22	Quest Diagnostics Inc	5,327	(4)	0.1
34	Raymond James Financial Inc	6,330	(5)	0.1
185	Realty Income Corp	12,362	(9)	0.1
26	Reddit Inc. Class A	3,881	(3)	0.0
169	Regions Financial Corp	5,467	(4)	0.1
10	Reliance Inc.	4,279	(3)	0.0
39	Republic Services Inc	8,700	(7)	0.1
29	Resmed Inc	6,355	(5)	0.1
40	Revolution Medicines Inc	7,812	(6)	0.1
155	Robinhood Markets Inc	14,055	(11)	0.1
124	Roblox Corp	4,640	(3)	0.0
115	Rocket Lab Corp	7,814	(6)	0.1
22	Rockwell Automation Inc	11,188	(8)	0.1
95	Roivant Sciences	3,384	(3)	0.0
26	Roku Inc.	3,927	(3)	0.0
20	Roper Technologies Inc	8,313	(6)	0.1
62	Ross Stores Inc	16,435	(12)	0.2
47	Royal Caribbean Cruises Ltd	15,663	(12)	0.2
17	Royal Gold Inc	3,488	(3)	0.0
80	Royalty Pharma Class A	4,874	(4)	0.1
58	S&P Global Inc	25,050	(19)	0.2
157	Salesforce Inc	30,245	(23)	0.3
21	SBA Communications Corp	3,954	(3)	0.0
130	Sempra	12,020	(9)	0.1
204	Servicenow Inc	23,794	(18)	0.2
45	Sherwin-Williams Co/The	16,227	(12)	0.2
62	Simon Property Group Inc	14,800	(11)	0.1
296	Slb Ltd	15,380	(12)	0.2
103	Smurfit Westrock PLC	4,983	(4)	0.1
10	Snap-On Inc	4,317	(3)	0.0
65	Snowflake Inc	19,993	(15)	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
249	Sofi Technologies Inc	4,260	(3)	0.0
223	Southern Co/The	22,040	(17)	0.2
30	Spotify Technology S.A.	15,726	(12)	0.2
226	Starbucks Corp	24,895	(19)	0.2
52	State Street Corp	9,945	(7)	0.1
27	Steel Dynamics Inc	7,023	(5)	0.1
19	Steris PLC	4,640	(3)	0.0
65	Strategy Inc	6,333	(5)	0.1
72	Stryker Corp	24,658	(19)	0.2
66	Synchrony Financial	5,257	(4)	0.1
38	Synopsys Inc	15,412	(12)	0.2
95	Sysco Corp	8,452	(6)	0.1
42	T Rowe Price Group Inc	4,952	(4)	0.1
36	Take-Two Interactive Software	9,053	(7)	0.1
9	Talen Energy Corp.	3,142	(2)	0.0
40	Tapestry Inc	6,363	(6)	0.1
42	Targa Resources Corp	11,888	(9)	0.1
90	Target Corp	13,596	(10)	0.1
14	Td Synnex Corp.	3,765	(3)	0.0
58	Te Connectivity PLC	12,465	(9)	0.1
31	Teradyne Inc	11,934	(9)	0.1
663	Tesla Inc	216,010	(163)	2.1
180	Texas Instruments Inc	52,077	(39)	0.0
12	Texas Pacific Land Corp	4,884	(3)	0.0
219	TJX Cos Inc/The	36,086	(27)	0.4
88	T-Mobile Us Inc	15,916	(12)	0.2
104	Tractor Supply Co	3,353	(2)	0.0
44	Trane Technologies PLC	20,863	(16)	0.2
42	Travelers Cos Inc/The	16,441	(12)	0.2
244	Truist Financial Corp	13,242	(10)	0.1
30	Twilio Inc	6,134	(5)	0.1
55	Tyson Foods Class A	3,331	(3)	0.0
403	Uber Technologies Inc	29,737	(22)	0.3
9	Ulta Beauty Inc	4,625	(3)	0.0
118	Union Pacific Corp	36,004	(27)	0.4
148	United Parcel Service Inc	16,147	(12)	0.2
306	US Bancorp	20,175	(15)	0.2
43	US Foods Holding Corp	4,571	(3)	0.0
59	Valero Energy Corp	19,331	(14)	0.2
29	Veeva Systems Inc	6,297	(5)	0.1
47	Veralto Corp	4,611	(3)	0.0
16	Verisign Inc	4,894	(4)	0.1
26	Verisk Analytics Inc	5,289	(4)	0.1
755	Verizon Communications Inc	37,012	(28)	0.4
75	Vertiv Holdings Co	18,993	(14)	0.2
37	Viking Holdings	4,020	(3)	0.0
67	Vistra Corp	10,324	(8)	0.1
26	Vulcan Materials Co	7,230	(5)	0.1
57	W R Berkley Corp	4,349	(3)	0.0
861	Walmart Inc	100,290	(76)	1.0
351	Walt Disney Co/The	35,404	(27)	0.4
471	Warner Bros Discovery Inc	12,977	(10)	0.1
80	Waste Management Inc	18,871	(14)	0.2
65	Wec Energy Group Inc	7,395	(6)	0.1
140	Welltower Inc	34,385	(26)	0.3
14	West Pharmceuticals	4,976	(4)	0.1
67	Western Digital Corp	38,067	(29)	0.4
33	Westinghouse Air Brake Technologies Corp	10,144	(8)	0.1
142	Weyerhauser Co.	3,735	(3)	0.0
241	Williams Cos Inc/The	18,094	(14)	0.2
23	Williams-Sonoma Inc	5,592	(4)	0.0
19	Willis Towers Watson PLC	6,536	(5)	0.1
12	Woodward Inc	4,452	(3)	0.0

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2026
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
41	Workday Inc	6,883	(5)	0.1
44	Wp Carey	3,356	(2)	0.0
124	Xcel Energy Inc	10,122	(8)	0.1
22	Xpo Inc	4,656	(3)	0.0
47	Xylem Inc/Ny	5,739	(4)	0.0
55	Yum! Brands Inc	8,785	(7)	0.1
38	Zimmer Biomet Holdings Inc	3,772	(3)	0.0
76	Zoetis Inc	6,152	(4)	0.0
51	Zoom Communications Inc	5,086	(4)	0.0
		$10,349,429	$(7,801)	100.0%

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary for abbreviations”.

KOC-QH-008-1400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%#

	Shares	Value
REAL ESTATE — 99.0%
Agree Realty ‡	21,286	$1,656,051
American Healthcare REIT ‡	41,558	2,310,625
American Homes 4 Rent, Cl A ‡	43,241	1,445,114
American Tower ‡	49,705	8,616,859
Americold Realty Trust ‡	159,077	2,241,395
AvalonBay Communities ‡	14,747	2,737,191
Brixmor Property Group ‡	51,473	1,621,914
Broadstone Net Lease, Cl A ‡	75,594	1,618,468
BXP ‡	10,116	709,334
Camden Property Trust ‡	16,468	1,824,819
CareTrust ‡	48,897	2,050,740
CBL & Associates Properties ‡	14,064	825,697
COPT Defense Properties ‡	23,469	890,883
Crown Castle ‡	48,716	3,717,031
CubeSmart ‡	21,209	879,325
Digital Realty Trust ‡	37,945	7,153,391
EastGroup Properties ‡	10,537	2,202,338
Equinix ‡	12,230	12,465,794
Equity LifeStyle Properties ‡	7,177	467,007
Equity Residential ‡	38,156	2,535,466
Essex Property Trust ‡	6,742	1,915,672
Extra Space Storage ‡	23,176	3,430,975
Federal Realty Investment Trust ‡	10,147	1,259,141
First Industrial Realty Trust ‡	34,584	2,277,011
Highwoods Properties ‡	31,173	1,032,762
Host Hotels & Resorts ‡	132,709	3,334,977
Hudson Pacific Properties *‡	75,449	1,038,933
Invitation Homes ‡	89,580	2,662,318
Iron Mountain ‡	31,649	3,871,306
Kilroy Realty ‡	34,054	1,321,976
Kimco Realty ‡	101,112	2,576,334
Lamar Advertising, Cl A ‡	12,731	2,036,451
Mid-America Apartment Communities ‡	12,067	1,596,947
Millrose Properties, Cl A ‡	44,589	1,247,600
NNN REIT ‡	29,299	1,392,289
Omega Healthcare Investors ‡	49,586	2,510,539
Outfront Media ‡	35,141	1,119,944
Prologis ‡	112,309	16,241,005
Public Storage ‡	21,213	6,876,618
Rayonier ‡	27,567	600,401
Realty Income ‡	115,948	7,405,599
Regency Centers ‡	34,524	2,771,932
Rexford Industrial Realty ‡	15,650	591,101
Ryman Hospitality Properties ‡	8,331	1,113,438
SBA Communications, Cl A ‡	13,691	2,477,797
Simon Property Group ‡	39,090	8,966,073
STAG Industrial ‡	17,916	685,466
Sun Communities ‡	15,900	1,963,332
Tanger ‡	23,640	961,202
UDR ‡	48,938	1,867,474
Vornado Realty Trust ‡	18,420	725,564
Welltower ‡	84,755	19,869,962
Weyerhaeuser ‡	47,412	1,186,722
WP Carey ‡	38,154	2,808,134

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Xenia Hotels & Resorts ‡	39,100	$804,678
		170,511,115
Total Common Stock
(Cost $149,282,550)		170,511,115
Total Investments in Securities— 99.0%
(Cost $149,282,550)		$170,511,115

Percentages are based on Net Assets of $172,198,773.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-009-1400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.0%#

	Shares	Value
AUSTRALIA — 3.3%
FINANCIALS — 1.2%
QBE Insurance Group	202,000	$3,503,645

MATERIALS — 2.1%
BHP Group	119,436	5,034,298
Lynas Rare Earths *	118,000	1,158,144
		6,192,442

Total Australia		9,696,087

AUSTRIA — 0.5%
INDUSTRIALS — 0.5%
ANDRITZ	17,400	1,639,041

BRAZIL — 1.1%
FINANCIALS — 1.1%
Itau Unibanco Holding	397,244	3,372,047

CANADA — 8.3%
CONSUMER DISCRETIONARY — 1.2%
Aritzia *	6,800	677,550
Magna International	43,000	2,948,975
		3,626,525
ENERGY — 1.2%
Enbridge	67,500	3,672,932

FINANCIALS — 4.0%
Manulife Financial	104,660	4,648,237
Royal Bank of Canada	34,000	7,116,268
		11,764,505
INFORMATION TECHNOLOGY — 0.9%
Shopify, Cl A *	21,700	2,541,432

MATERIALS — 1.0%
Agnico Eagle Mines	19,800	2,874,556

Total Canada		24,479,950

CHINA — 10.3%
COMMUNICATION SERVICES — 3.0%
Baidu ADR *	14,780	1,642,206
China Tower, Cl H	1,660,000	2,122,009
Tencent Holdings	83,900	5,126,541
		8,890,756
CONSUMER DISCRETIONARY — 2.5%
Alibaba Group Holding ADR	24,600	3,007,350
ANTA Sports Products	130,000	1,308,375
Midea Group, Cl A	229,000	2,972,271
		7,287,996

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — 1.1%
Bank of China, Cl H	4,523,000	$3,172,908

INDUSTRIALS — 2.0%
Contemporary Amperex Technology, Cl A	34,500	2,022,552
Sany Heavy Industry, Cl A	585,000	1,781,556
Weichai Power, Cl H	527,000	2,203,493
		6,007,601
INFORMATION TECHNOLOGY — 1.7%
Cambricon Technologies, Cl A	8,448	1,382,084
Hygon Information Technology, Cl A	26,000	1,066,823
NAURA Technology Group, Cl A	13,675	1,389,284
Zhongji Innolight, Cl A	8,600	1,145,220
		4,983,411

Total China		30,342,672

FINLAND — 0.5%
INDUSTRIALS — 0.5%
Wartsila Abp	41,500	1,407,361

FRANCE — 4.0%
ENERGY — 0.4%
TotalEnergies	13,500	1,190,167

FINANCIALS — 1.2%
BNP Paribas	27,950	3,551,570

MATERIALS — 1.1%
Air Liquide	16,770	3,303,833

UTILITIES — 1.3%
Engie	118,810	3,703,441

Total France		11,749,011

GERMANY — 3.1%
CONSUMER DISCRETIONARY — 1.0%
Continental	36,000	2,993,878

INDUSTRIALS — 0.6%
Siemens	5,000	1,638,233

INFORMATION TECHNOLOGY — 1.5%
SAP	24,664	4,520,791

Total Germany		9,152,902

HONG KONG — 0.8%
CONSUMER STAPLES — 0.8%
WH Group	2,175,000	2,340,231

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA — 4.6%
COMMUNICATION SERVICES — 0.9%
Bharti Airtel	123,100	$2,543,163

CONSUMER DISCRETIONARY — 0.8%
Eicher Motors	27,400	2,248,093

FINANCIALS — 1.0%
ICICI Bank	200,440	3,012,444

INFORMATION TECHNOLOGY — 0.7%
Persistent Systems	38,500	2,240,745

REAL ESTATE — 0.6%
DLF	247,000	1,706,087

UTILITIES — 0.6%
Power Grid Corp of India	640,266	1,905,932

Total India		13,656,464

IRELAND — 1.1%
INDUSTRIALS — 1.1%
AerCap Holdings	22,150	3,342,435

ITALY — 1.7%
FINANCIALS — 1.7%
UniCredit	53,400	5,036,253

JAPAN — 11.0%
CONSUMER DISCRETIONARY — 1.0%
Fast Retailing	5,940	2,908,636

CONSUMER STAPLES — 1.2%
Kao	171,000	3,515,089

FINANCIALS — 3.2%
Mitsubishi UFJ Financial Group	268,400	5,995,116
Tokio Marine Holdings	67,300	3,430,039
		9,425,155
HEALTH CARE — 1.0%
Hoya	19,260	2,945,182

INDUSTRIALS — 2.3%
Komatsu	80,200	3,479,899
Sumitomo	332,000	3,446,148
		6,926,047
INFORMATION TECHNOLOGY — 1.4%
Kioxia Holdings *	2,950	822,272
Murata Manufacturing	37,300	1,699,551
Tokyo Electron	5,150	1,721,837
		4,243,660

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
MATERIALS — 0.9%
Nitto Denko	126,000	$2,660,668

Total Japan		32,624,437

LUXEMBOURG — 1.1%
MATERIALS — 1.1%
ArcelorMittal	46,250	3,266,978

MALAYSIA — 0.7%
UTILITIES — 0.7%
Tenaga Nasional	555,000	1,982,720

MEXICO — 0.9%
FINANCIALS — 0.9%
Grupo Financiero Banorte	238,000	2,743,400

NETHERLANDS — 7.1%
CONSUMER STAPLES — 0.8%
Koninklijke Ahold Delhaize	60,900	2,412,994

FINANCIALS — 2.9%
ING Groep	118,000	4,146,703
NN Group	45,700	4,307,736
		8,454,439
HEALTH CARE — 0.9%
Argenx *	3,160	2,706,531

INFORMATION TECHNOLOGY — 2.5%
ASML Holding	4,560	7,514,630

Total Netherlands		21,088,594

NORWAY — 0.7%
ENERGY — 0.7%
Var Energi	410,000	2,059,843

POLAND — 0.7%
CONSUMER DISCRETIONARY — 0.7%
Allegro.eu *	169,000	2,035,803

SINGAPORE — 1.3%
FINANCIALS — 1.3%
United Overseas Bank	111,140	3,758,654

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — 0.7%
FINANCIALS — 0.7%
Investec PLC	234,500	$2,065,062

SOUTH KOREA — 6.0%
FINANCIALS — 0.9%
KB Financial Group	22,481	2,631,106

INDUSTRIALS — 0.3%
HD Hyundai Electric	1,750	809,251

INFORMATION TECHNOLOGY — 4.8%
Samsung Electronics	52,720	9,176,170
SK Hynix	4,540	5,155,877
		14,332,047

Total South Korea		17,772,404

SPAIN — 3.3%
CONSUMER DISCRETIONARY — 0.9%
Amadeus IT Group	44,840	2,767,389

FINANCIALS — 2.4%
CaixaBank	316,800	4,601,946
Mapfre	457,700	2,340,409
		6,942,355

Total Spain		9,709,744

SWEDEN — 0.5%
HEALTH CARE — 0.5%
Ambea	105,600	1,600,677

SWITZERLAND — 4.9%
CONSUMER STAPLES — 1.3%
Barry Callebaut	840	1,170,307
Nestle PLC	26,700	2,668,694
		3,839,001
FINANCIALS — 1.9%
UBS Group	105,109	5,555,815

INDUSTRIALS — 1.1%
ABB	34,750	3,428,398

INFORMATION TECHNOLOGY — 0.6%
Logitech International	17,500	1,787,280

Total Switzerland		14,610,494

TAIWAN — 8.2%
FINANCIALS — 1.3%
CTBC Financial Holding	1,936,900	3,865,927

INFORMATION TECHNOLOGY — 6.9%
Delta Electronics	35,300	1,736,676

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
MediaTek	12,200	$1,299,638
Taiwan Semiconductor Manufacturing	235,960	17,452,846
		20,489,160

Total Taiwan		24,355,087

THAILAND — 0.6%
COMMUNICATION SERVICES — 0.6%
Advanced Info Service	167,000	1,896,934

UNITED KINGDOM — 6.3%
COMMUNICATION SERVICES — 0.5%
Airtel Africa	315,000	1,421,873

CONSUMER STAPLES — 1.4%
Tesco	624,000	4,107,253

ENERGY — 1.2%
Shell PLC	79,000	3,615,952

FINANCIALS — 1.6%
Barclays	706,000	4,852,699

INDUSTRIALS — 1.0%
IMI	73,000	2,900,902

REAL ESTATE — 0.6%
British Land ‡	283,000	1,692,229

Total United Kingdom		18,590,908

UNITED STATES — 1.7%
INDUSTRIALS — 0.8%
Copa Holdings, Cl A	17,300	2,443,106

MATERIALS — 0.9%
Southern Copper	13,530	2,472,066

Total United States		4,915,172

Total Common Stock
(Cost $206,482,201)		281,291,365
EXCHANGE-TRADED FUND — 0.7%

UNITED STATES — 0.7%
iShares MSCI Poland ETF	47,000	2,013,010

Total Exchange-Traded Funds
(Cost $1,774,595)		2,013,010
Total Investments in Securities— 95.7%
(Cost $208,256,796)		$283,304,375

Percentages are based on Net Assets of $295,912,233.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2026 (Unaudited)

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-006-2300

THE ADVISOR’S INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS JULY 31, 2026 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations
BDC — Business Development Company
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity
H15T5Y — 5 Year U.S. Treasury Yield Curve Constant Maturity
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — 1 Month Term Secured Overnight Financing Rate
TSFR3M — 3 Month Term Secured Overnight Financing Rate
USSW5 — United States 5 Year Interest Swap Rate	Currency Abbreviation USD — United States Dollar